UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06017
Artio Global Equity Fund Inc.

(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, New York	10017

(Address of principal executive offices)	(Zip code)
Anthony Williams, President, 330 Madison Avenue, New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 297-3600
Date of fiscal year end: 10/31/2012
Date of reporting period: 04/30/2012

Item 1. Reports to Stockholders.

Semi-Annual Report
Artio Global Funds
Artio Global Equity Fund Inc.
Artio International Equity Fund
Artio International Equity Fund II
Artio Total Return Bond Fund
Artio Global High Income Fund
Artio Local Emerging Markets Debt Fund
Artio US Microcap Fund
Artio US Smallcap Fund
Artio US Midcap Fund
Artio US Multicap Fund
April 30, 2012

TABLE OF CONTENTS

Shareholder Expenses	1

Portfolio of Investments:
Artio Global Equity Fund Inc.	4
Artio International Equity Fund	14
Artio International Equity Fund II	26
Artio Total Return Bond Fund	35
Artio Global High Income Fund	58
Artio Local Emerging Markets Debt Fund	77
Artio U.S. Microcap Fund	82
Artio U.S. Smallcap Fund	86
Artio U.S. Midcap Fund	90
Artio U.S. Multicap Fund	94

Statement of Assets and Liabilities	99

Statement of Operations	104

Statement of Changes in Net Assets	110

Financial Highlights	120

Notes to Financial Statements	140

Investment Advisory Agreements	198

Additional Information Page	200

SHAREHOLDER EXPENSES (Unaudited)

As a stockholder of the Artio Global Equity Fund Inc. or a shareholder of Artio Global Investment Funds, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Funds and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/11	Value 04/30/12	Expense Ratio	during Period
Global Equity Fund
Class A
Actual	$1,000.00	$1,079.30	1.40%	$7.24
Hypothetical	1,000.00	1,017.90	1.40	7.02

Class I

Actual	$1,000.00	$1,080.90	1.14%	$5.90
Hypothetical	1,000.00	1,019.20	1.14	5.72

Artio Global Funds ï 2012 Semi-Annual Report	1

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/11	Value 04/30/12	Expense Ratio	during Period
International Equity Fund
Class A
Actual	$1,000.00	$1,027.20	1.27%	$6.40
Hypothetical	1,000.00	1,018.50	1.27	6.37

Class I

Actual	$1,000.00	$1,028.80	1.01%	$5.09
Hypothetical	1,000.00	1,019.80	1.01	5.07

International Equity Fund II
Class A

Actual	$1,000.00	$1,031.40	1.31%	$6.62
Hypothetical	1,000.00	1,018.30	1.31	6.57

Class I

Actual	$1,000.00	$1,032.40	1.04%	$5.26
Hypothetical	1,000.00	1,019.70	1.04	5.22

Total Return Bond Fund
Class A

Actual	$1,000.00	$1,031.70	0.69%	$3.49
Hypothetical	1,000.00	1,021.40	0.69	3.47

Class I

Actual	$1,000.00	$1,033.20	0.42%	$2.12
Hypothetical	1,000.00	1,022.80	0.42	2.11

Global High Income Fund
Class A

Actual	$1,000.00	$1,052.30	0.99%	$5.05
Hypothetical	1,000.00	1,019.90	0.99	4.97

Class I

Actual	$1,000.00	$1,053.80	0.73%	$3.73
Hypothetical	1,000.00	1,021.20	0.73	3.67

Local Emerging Markets Debt Fund
Class A

Actual	$1,000.00	$1,027.10	1.07%	$5.39
Hypothetical	1,000.00	1,019.50	1.07	5.37

Class I

Actual	$1,000.00	$1,027.60	0.80%	$4.03
Hypothetical	1,000.00	1,020.90	0.80	4.02

2	Artio Global Funds ï 2012 Semi-Annual Report

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/11	Value 04/30/12	Expense Ratio	during Period
U.S. Microcap Fund
Class A
Actual	$1,000.00	$1,127.80	1.80%	$9.52
Hypothetical	1,000.00	1,015.90	1.80	9.02

Class I

Actual	$1,000.00	$1,128.20	1.50%	$7.94
Hypothetical	1,000.00	1,017.40	1.50	7.52

U.S. Smallcap Fund
Class A

Actual	$1,000.00	$1,134.70	1.50%	$7.96
Hypothetical	1,000.00	1,017.40	1.50	7.52

Class I

Actual	$1,000.00	$1,136.10	1.20%	$6.37
Hypothetical	1,000.00	1,018.90	1.20	6.02

U.S. Midcap Fund
Class A

Actual	$1,000.00	$1,091.60	1.35%	$7.02
Hypothetical	1,000.00	1,018.20	1.35	6.77

Class I

Actual	$1,000.00	$1,093.50	1.05%	$5.47
Hypothetical	1,000.00	1,019.60	1.05	5.27

U.S. Multicap Fund
Class A

Actual	$1,000.00	$1,120.10	1.30%	$6.85
Hypothetical	1,000.00	1,018.40	1.30	6.52

Class I

Actual	$1,000.00	$1,121.10	1.00%	$5.27
Hypothetical	1,000.00	1,019.90	1.00	5.02

Artio Global Funds ï 2012 Semi-Annual Report	3

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—90.8%†
	United States—50.3%
1,228	Airgas Inc	$112,534
1,624	Altera Corp	57,766
1,075	Amgen Inc	76,443
1,543	Aon PLC	79,927
738	Apple Inc (1)	431,169
2,562	Archer-Daniels-Midland Co	78,986
3,480	AT&T Inc	114,527
1,118	Automatic Data Processing	62,183
3,458	Avon Products	74,693
10,568	Bank of America	85,706
797	CARBO Ceramics	67,020
1,377	Chevron Corp	146,733
4,426	Citigroup Inc	146,235
595	Cliffs Natural Resources	37,045
1,450	Coach Inc	106,082
1,617	Cobalt International Energy (1)	43,271
2,130	Comcast Corp-Class A	64,603
1,001	ConocoPhillips	71,702
1,413	Covidien PLC	78,040
590	Cummins Inc	68,340
2,350	CVR Energy (1)	71,346
2,150	CVS Caremark	95,933
905	Digital Realty REIT	67,956
4,714	EMC Corp (1)	132,982
434	Equinix Inc (1)	71,263
1,685	Exelon Corp	65,732
1,584	Express Scripts Holding (1)	88,371
3,340	Exxon Mobil	288,376
504	Franklin Resources	63,257
1,787	Freeport-McMoRan Copper & Gold	68,442
8,111	General Electric	158,813
2,024	General Mills	78,713
338	Google Inc-Class A (1)	204,568
2,299	Guess? Inc	67,315
2,023	Halliburton Co	69,227
1,994	Healthsouth Corp (1)	44,646
1,405	Hershey Co	94,149
1,661	Hospira Inc (1)	58,334
1,375	Howard Hughes (1)	92,276

See Notes to Financial Statements

4	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	United States—Continued

785	Humana Inc	$63,334
1,755	Ingersoll-Rand PLC	74,623
4,103	Insulet Corp (1)	73,280
628	International Business Machines	130,046
6,734	Johnson & Johnson	438,316
8,045	JPMorgan Chase	345,774
1,859	Las Vegas Sands	103,156
2,969	Lender Processing Services	78,827
1,585	Liberty Global-Class A (1)	78,949
1,340	Liberty Media-Class A (1)	117,170
966	Lululemon Athletica (1)	71,619
1,605	LyondellBasell Industries-Class A	67,057
249	MasterCard Inc-Class A	112,615
823	McDonald’s Corp	80,201
1,873	Mead Johnson Nutrition-Class A	160,254
5,762	Meritor Inc (1)	37,511
5,810	Microsoft Corp	186,036
1,521	Mosaic Co	80,339
2,544	Motorola Solutions	129,820
837	National-Oilwell Varco	63,411
4,903	NCR Corp (1)	115,220
1,526	NetApp Inc (1)	59,255
953	Occidental Petroleum	86,933
3,707	Oracle Corp	108,949
691	Parker Hannifin	60,594
1,881	PepsiCo Inc	124,146
14,122	Pfizer Inc	323,817
1,628	PG&E Corp	71,925
2,286	Philip Morris International	204,620
6,802	Procter & Gamble	432,879
4,893	QUALCOMM Inc	312,369
2,571	Quanta Services (1)	56,871
372	Ralph Lauren	64,084
1,014	Range Resources	67,593
2,391	Riverbed Technology (1)	47,174
2,186	Royal Caribbean Cruises	59,831
1,564	SanDisk Corp (1)	57,884
3,967	Sara Lee	87,433
1,352	Schlumberger Ltd	100,237

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	5

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	United States—Continued

1,028	SPX Corp	$78,930
1,844	Starbucks Corp	105,809
1,503	State Street	69,469
1,492	Stericycle Inc (1)	129,207
1,224	Target Corp	70,919
1,787	Tyco International	100,304
2,486	Union Pacific	279,526
1,427	United Technologies	116,500
1,743	UnitedHealth Group	97,869
1,831	Verisk Analytics-Class A (1)	89,627
600	VF Corp	91,230
1,769	Wal-Mart Stores	104,212
869	Waters Corp (1)	73,092
7,808	Wells Fargo	261,021
2,040	Whiting Petroleum (1)	116,688
3,270	Williams Cos	111,278
3,929	WPX Energy (1)	69,033
3,353	Xcel Energy	90,732
1,687	Yum! Brands	122,696

		10,996,998

	China—8.5%
2,395	Baidu Inc Sponsored ADR (1)	317,817
37,000	Belle International	72,686
67,000	China Construction Bank-Class H	52,251
15,827	China Merchants Holdings International	51,310
3,500	China Mobile	38,800
22,000	China National Building Material-Class H (1)	29,720
30,000	China Petroleum & Chemical-Class H	32,329
18,360	China Resources Enterprise	66,740
23,000	CNOOC Ltd	49,037
2,940	Ctrip.com International Sponsored ADR (1)	63,710
78,588	Dongfeng Motor Group-Class H	155,196
24,000	Golden Eagle Retail	63,420
80,000	Industrial Commercial Bank of China-Class H	53,314
29,000	Intime Department Store	36,634
62,000	Lenovo Group	59,541
32,000	PetroChina Co-Class H	48,591
3,700	Tencent Holdings	116,374
96,000	Tingyi (Cayman Islands) Holding	256,776

See Notes to Financial Statements

6	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	China—Continued

115,250	Wumart Stores	$265,627
9,000	Zhuzhou CSR Times Electric-Class H	25,465

		1,855,338

	United Kingdom—6.1%
19,448	Barclays PLC	68,925
8,468	BG Group	199,455
3,693	BHP Billiton	118,408
5,340	Diageo PLC	134,493
3,775	GlaxoSmithKline PLC	87,353
7,738	Hikma Pharmaceuticals	78,910
14,537	HSBC Holdings	131,037
1,088	Reckitt Benckiser	63,373
1,815	Rio Tinto	101,166
6,676	Rolls-Royce Holdings (1)	89,274
2,844	Royal Dutch Shell ADR	203,460
3,079	Xstrata PLC	58,873

		1,334,727

	Japan—5.7%
1,250	Fanuc Ltd	212,756
13,000	Isuzu Motors	74,732
6,690	Komatsu Ltd	193,968
3,300	Mitsubishi Corp	72,038
6,900	Nissan Motor	72,245
400	SMC Corp	67,180
2,100	Softbank Corp	63,017
3,640	Suzuki Motor	86,481
4,000	Toyota Motor	165,571
4,070	Unicharm Corp	227,343

		1,235,331

	Switzerland—3.1%
3,063	Nestle SA	187,631
550	Roche Holding	100,468
151	Swatch Group	69,640
1,520	Swiss Reinsurance (1)	95,288
273	Syngenta AG	95,858
4,475	UBS AG (1)	55,860

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	7

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Switzerland—Continued

278	Zurich Financial Services (1)	$67,995

		672,740

	France—2.8%
1,661	Danone SA	116,846
1,782	Essilor International	156,939
558	LVMH	92,428
341	PPR	57,026
1,177	Sanofi	89,824
1,437	Schneider Electric (1)	88,269

		601,332

	Canada—2.6%
3,255	Barrick Gold	131,656
1,615	Cenovus Energy	58,604
9,442	Ivanhoe Mines (1)	110,194
2,783	Potash Corp of Saskatchewan	118,312
4,629	Suncor Energy	152,886

		571,652

	Germany—2.6%
556	BMW AG	52,845
700	Brenntag AG	87,182
2,826	Fraport AG	183,614
1,360	Fresenius SE	135,722
1,642	SAP AG	108,859

		568,222

	Hong Kong—1.8%
36,000	Hang Lung Properties	133,415
32,000	Li & Fung	68,473
18,400	Sands China	72,578
35,600	Wynn Macau	114,265

		388,731

	Russia—1.2%
4,750	Pharmstandard Sponsored GDR (1)	83,125
59,391	Sberbank of Russia	190,160

		273,285

See Notes to Financial Statements

8	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Netherlands—1.2%
4,944	NXP Semiconductors (1)	$127,802
2,390	Unilever NV	81,834
1,805	Ziggo NV (1)	56,763

		266,399

	Denmark—1.0%
1,493	Novo Nordisk-Class B	220,209

	Australia—0.9%
7,092	Newcrest Mining	194,176

	Sweden—0.7%
2,342	Atlas Copco-Class A (3)	55,734
1,963	Elekta AB-Class B	99,561

		155,295

	South Korea—0.6%
112	Samsung Electronics	137,755

	Taiwan—0.5%
7,277	Taiwan Semiconductor Manufacturing Sponsored ADR	113,376

	Ireland—0.4%
9,240	Dragon Oil	88,001

	Israel—0.4%
1,784	Teva Pharmaceutical Industries Sponsored ADR	81,600

	Italy—0.4%
1,066	Brunello Cucinelli SpA (1)	16,931
1,243	Saipem SpA	61,398

		78,329

	TOTAL COMMON STOCKS (Cost $19,291,661)	19,833,496

EQUITY LINKED NOTES—0.6%
	India—0.6%
8,836	Adani Enterprises, Issued by CLSA, Expires 12/29/2014	47,079
13,750	Adani Ports and Special Economic Zone, Issued by Citigroup Global Markets, Expires 10/24/2012 144A (9)	33,206
3,098	JSW Steel, Issued by Citigroup Global Markets, Expires 10/24/2012	40,590

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	9

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global Equity Fund Inc.

Share	Fair
Amount	Description	Value (Note 2)
EQUITY LINKED NOTES—Continued
India—Continued

482	State Bank of India, Issued by CLSA, Expires 05/13/2015	$19,544

TOTAL EQUITY LINKED NOTES (Cost $300,035)	140,419

PREFERRED STOCKS—0.2%
Germany—0.2%
729	Henkel AG 1.420%	54,226

United Kingdom—0.0%
707,656	Rolls-Royce Holdings-Class C 0.000% (1)	1,149

Philippines—0.0%
56,604	Ayala Land 0.000% (4)(12)	134

TOTAL PREFERRED STOCKS (Cost $47,180)	55,509

RIGHTS—0.0%
Spain—0.0%
3,610	Banco Bilbao Vizcaya Argentaria (1)(Cost $557)	516

Share
Amount	Currency
INVESTMENT COLLATERAL FROM SECURITY LENDING—0.3%
United States—0.3%
56,650	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $56,650)	56,650

See Notes to Financial Statements

10	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global Equity Fund Inc.

Face			Fair
Value	Currency	Description	Value (Note 2)
REPURCHASE AGREEMENT—4.9%
	United States—4.9%
1,060,324	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2012 due 05/01/2012, with a maturity value of $1,060,324 and an effective yield of 0.01%, collateralized by Federal Home Loan Bank, with a rate of 0.280%, a maturity of 07/26/2013, and an aggregate fair value of $1,086,021. (Cost $1,060,324)	$1,060,324

		TOTAL INVESTMENTS—96.8% (Cost $20,756,407)	21,146,914
		OTHER ASSETS AND LIABILITIES—3.2%	694,998

		TOTAL NET ASSETS—100.0%	$21,841,912

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $20,848,980.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	11

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2012

Artio Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
06/20/12	Goldman Sachs & Co.	CHF	337,710	372,277	369,183	$3,094
06/20/12	UBS AG	CHF	44,562	49,123	48,698	425
06/20/12	UBS AG	EUR	175,178	231,907	230,237	1,670

Net unrealized appreciation on forward foreign exchange contracts to buy						$5,189

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/20/12	Deutsche Bank AG London	CHF	158,164	174,353	172,472	$(1,881)
06/20/12	Goldman Sachs & Co.	CHF	337,710	372,278	371,094	(1,184)
06/20/12	UBS AG	CHF	44,562	49,123	48,967	(156)
06/20/12	UBS AG	EUR	175,178	231,907	232,105	198

Net unrealized depreciation on forward foreign exchange contracts to sell						$(3,023)

Glossary of Currencies

CHF	— Swiss Franc
EUR	— Euro
USD	— United States Dollar

See Notes to Financial Statements

12	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Artio Global Equity Fund Inc.

At April 30, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Information Technology	15.0%	$3,279,650
Consumer Staples	13.7	2,990,907
Health Care	11.7	2,549,253
Consumer Discretionary	11.6	2,538,525
Industrials	11.3	2,459,070
Energy	10.4	2,266,609
Financials	9.5	2,080,060
Materials	6.2	1,364,370
Telecommunication Services	1.3	273,107
Utilities	1.0	228,389
Short-term Investments	5.1	1,116,974

Total Investments	96.8	21,146,914
Other Assets and Liabilities (Net)	3.2	694,998

Net Assets	100.0%	$21,841,912

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	13

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—92.6%†
	United Kingdom—17.5%
506,060	AMEC PLC	$9,327,045
1,109,912	ARM Holdings	9,444,219
2,978,537	Barclays PLC	10,556,099
3,417,969	BG Group	80,506,707
2,044,519	BHP Billiton	65,553,291
1,480,354	Centrica PLC	7,377,491
1,434,183	Compass Group	14,998,114
1,775,044	Diageo PLC	44,706,136
533,428	Genel Energy (1)	6,106,764
1,700,159	GlaxoSmithKline PLC	39,341,473
1,743,706	Hikma Pharmaceuticals	17,781,939
5,286,811	HSBC Holdings	47,655,302
1,693,559	National Grid	18,301,833
746,931	Premier Oil (1)	4,536,264
358,174	Reckitt Benckiser	20,862,754
196,622	Rio Tinto	10,959,453
1,628,273	Rolls-Royce Holdings (1)	21,773,941
2,667,386	Royal Dutch Shell-Class A	94,988,430
22,918,129	Vodafone Group	63,452,648
1,973,742	WPP PLC	26,714,201
797,373	Xstrata PLC	15,246,447

		630,190,551

	Japan—12.6%
274,627	Aisin Seiki	9,781,942
358,073	Canon Inc	16,458,487
106,200	Daikin Industries	2,825,084
212,900	Fanuc Ltd	36,236,596
1,094,052	Honda Motor	39,681,565
4,639,000	Isuzu Motors	26,667,932
1,703,197	ITOCHU Corp	19,326,150
1,879	KDDI Corp	12,354,875
1,611,500	Komatsu Ltd	46,723,308
770,697	Mitsubishi Corp	16,824,158
1,109,000	Mitsubishi Electric	9,819,813
527,500	Mitsui Co	8,284,614
2,588,300	Nissan Motor	27,100,242
155,400	Nitto Denko	6,442,157
126,500	SMC Corp	21,245,726
490,100	Softbank Corp	14,706,990

See Notes to Financial Statements

14	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued

915,900	Suzuki Motor	$21,760,439
1,488,689	Toyota Motor	61,620,855
1,033,300	Unicharm Corp	57,718,304

		455,579,237

	China—8.7%
6,049,000	Agricultural Bank of China-Class H	2,869,430
1,041,000	Anhui Conch Cement-Class H (1)	3,488,898
410,471	Baidu Inc Sponsored ADR (1)	54,469,502
17,226,000	Bank of China-Class H	7,216,590
1,945,000	Bank of Communications-Class H	1,506,809
13,408,325	Belle International	26,340,482
7,588,620	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H	11,327,540
2,006,000	China CITIC Bank-Class H	1,277,386
16,467,000	China Construction Bank-Class H	12,842,042
1,116,000	China Merchants Bank-Class H (1)	2,422,537
5,607,204	China Merchants Holdings International	18,178,103
567,500	China Mobile	6,291,128
6,522,000	China National Building Material-Class H (1)	8,810,616
6,588,000	China Petroleum & Chemical-Class H	7,099,440
1,694,000	China Resources Enterprise	6,157,816
3,949,000	CNOOC Ltd	8,419,511
267,955	Ctrip.com International Sponsored ADR (1)	5,806,585
14,374,000	Dongfeng Motor Group-Class H	28,385,767
9,156,012	Golden Eagle Retail	24,194,934
16,182,000	Industrial Commercial Bank of China-Class H	10,784,176
9,409,000	Intime Department Store	11,885,946
9,226,000	Lenovo Group	8,860,005
7,362,000	PetroChina Co-Class H	11,179,061
452,300	Tencent Holdings	14,225,929
1,337,367	Tingyi (Cayman Islands) Holding	3,577,115
3,265,999	Wumart Stores	7,527,448
3,253,000	Zhuzhou CSR Times Electric-Class H	9,204,131

		314,348,927

	France—7.7%
234,328	BNP Paribas	9,412,893
397,360	Danone SA (3)	27,952,950
528,679	Essilor International	46,560,228

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	15

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	France—Continued

315,450	Eutelsat Communications	$11,226,944
520,757	GDF Suez (3)	11,986,018
103,972	Iliad SA	13,382,777
7,941,002	L’ Occitane International	21,188,971
268,188	LVMH	44,423,261
68,200	PPR (3)	11,405,120
388,765	Sanofi	29,668,940
504,688	Schneider Electric (1)	31,000,935
535,202	SES SA FDR (3)	12,814,349
213,469	Societe Generale	5,046,108

		276,069,494

	Switzerland—7.6%
346,904	ABB Ltd (1)	6,321,591
203,610	Dufry Group (1)	27,614,599
70,104	Flughafen Zuerich	26,106,045
466,553	Nestle SA	28,579,680
784,225	Novartis AG	43,244,049
146,386	Roche Holding	26,740,262
54,074	Swatch Group	24,938,442
320,362	Swiss Reinsurance (1)	20,083,290
124,374	Syngenta AG	43,671,012
977,541	UBS AG (1)	12,202,434
53,859	Zurich Financial Services (1)	13,173,248

		272,674,652

	Germany—5.9%
184,195	BMW AG	17,506,648
116,843	Brenntag AG	14,552,331
299,267	Daimler AG	16,542,897
155,684	Deutsche Bank	6,773,045
327,497	Deutsche Post	6,111,765
633,563	Deutsche Telekom	7,141,948
481,872	E.ON AG (3)	10,915,631
1,001,604	Fraport AG	65,077,269
406,149	Fresenius SE	40,531,901
124,603	Henkel AG	7,625,820
158,827	RWE AG (3)	6,826,746

See Notes to Financial Statements

16	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Germany—Continued

188,444	SAP AG	$12,493,197

		212,099,198

	Canada—4.5%
571,997	Barrick Gold	23,135,786
335,353	Cenovus Energy	12,169,042
1,766,466	Ivanhoe Mines (1)	20,615,773
913,938	Potash Corp of Saskatchewan	38,853,582
2,061,332	Suncor Energy	68,081,647

		162,855,830

	Hong Kong—4.1%
419,000	Cheung Kong Holdings	5,584,686
13,662,000	Hang Lung Properties	50,630,982
14,123,000	Li & Fung	30,220,335
6,275,400	Sands China	24,752,955
14,028,000	Trinity Ltd	11,753,666
7,784,800	Wynn Macau	24,986,822

		147,929,446

	Russia—3.9%
53,536,950	Chelindbank OJSC (1)(4)(10)	4,684,483
45,851	Cherkizovo Group (1)	799,533
656,887	Holcim Russia (1)(4)(10)(12)	43,479,317
547,651	Kuban Trunk Grid (1)(4)	30,313
627,754	Pharmstandard (1)	36,873,266
16,770,310	Sberbank of Russia	53,695,833

		139,562,745

	Romania—2.2%
13,390,184	BRD-Groupe Societe Generale (1)	41,906,358
13,430,597	Cemacon SA (1)(10)	152,847
4,223,800	Compa Sibiu (1)	505,988
13,984,500	Dafora SA (1)	217,366
16,912,495	Impact Developer & Contractor (1)(10)	969,959
267,242,676	OMV Petrom	32,094,252
2,784,100	Spicul Buzau (1)	143,414
11,918,318	Zentiva SA (4)	3,097,324

		79,087,508

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	17

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Netherlands—1.6%
160,281	ASML Holding (3)	$8,154,656
1,652,652	ING Groep Dutch Certificate (1)	11,652,104
123,913	Koninklijke Ten Cate (3)	3,775,395
534,232	Reed Elsevier (3)	6,299,399
769,843	Unilever NV	26,359,601
70,482	Ziggo NV (1)	2,216,486

		58,457,641

	Ireland—1.5%
1,230,523	CRH PLC	24,877,417
3,070,989	Dragon Oil	29,247,752

		54,125,169

	South Korea—1.3%
36,652	Samsung Electronics	45,080,217

	India—1.2%
1,080,803	Adani Enterprises	5,760,865
3,647,911	Jain Irrigation Systems	6,112,155
799,563	JSW Steel	10,509,626
4,156,165	Mundra Port & Special Economic Zone	10,027,635
1,153,332	Pantaloon Retail India	4,306,502
196,220	State Bank of India	7,949,144

		44,665,927

	Denmark—1.2%
292,184	Novo Nordisk-Class B	43,095,522

	Nigeria—1.1%
3,932,009	Guinness Nigeria	6,000,593
3,955,708	Nestle Foods Nigeria	10,636,543
20,373,068	Nigerian Breweries	14,255,321
55,517,813	Unilever Nigeria	10,412,016

		41,304,473

	Sweden—1.1%
769,225	Atlas Copco-Class A (3)	18,305,755
383,981	Elekta AB-Class B	19,475,042
440,868	TeliaSonera AB	2,946,180

		40,726,977

See Notes to Financial Statements

18	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Bulgaria—1.0%
1,276,434	Central Cooperative Bank (1)	$654,282
9,969,480	Chimimport AD (1)(10)	8,756,520
4,078,860	LEV Insurance (4)(10)(12)	3,045,759
209,484	Sopharma AD	360,055
1,397,011	Sparki Eltos Lovetch (1)(4)(10)	701,436
11,652,801	Vivacom (4)(12)	22,315,216

		35,833,268

	Taiwan—0.9%
2,131,000	Hon Hai Precision Industry	6,741,339
9,094,000	Taiwan Semiconductor Manufacturing	27,024,982

		33,766,321

	Czech Republic—0.9%
175,560	Komercni Banka (3)	32,284,819

	Venezuela—0.8%
47,655	Banco Provincial (4)	502,603
156	Banco Venezolano de Credito (1)(4)	55,403
15,843,815	Cemex Venezuela SACA-I (1)(4)	1,210,623
2,797,732	Mercantil Servicios Financieros-Class B (4)	25,592,684
2,847,910	Siderurgica Venezolana Sivensa (4)(10)	2,038,162

		29,399,475

	Ukraine—0.8%
214,485	Anthousa Ltd Sponsored GDR (1)(4)	1,703,289
8,916,599	Bank Forum (1)(4)	1,287,427
76,261,005	Bogdan Motors PJSC (1)	1,830,101
1,237,519	Chernivtsioblenergo (1)(4)	296,516
5,006,914	Davento PLC GDR (4)(10)	3,805,252
22,500	Dniproenergo (1)(4)	1,903,834
1,600,000	Kirovogradoblenergo (1)(4)	206,123
168,262	Korukivskas Technical Papers Factory (1)(4)	670,195
115,161	Kyivmedpreparat (1)(4)	290,983
189,156	Lvivoblenergo (1)(4)	33,562
5,542,248	Oranta (1)(4)	655,353
130,452,980	Raiffeisen Bank Aval (1)	2,045,926
75,228	Retail Group (1)(4)(12)	5,454,605
8,375,303	Slavutich Brewery (1)(4)	2,554,066
2,636,403	Tsukrovyy soyz Ukrros (1)(4)	295,338
7,892	Ukrnafta Sponsored ADR (4)	1,650,296

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Ukraine—Continued

4,621	Zakhidenergo (1)(4)	$100,081
595,792	Zakhidenergo GDR (4)	3,225,889

		28,008,836

	Israel—0.7%
561,622	Teva Pharmaceutical Industries Sponsored ADR	25,688,590

	Spain—0.7%
713,371	Banco Bilbao Vizcaya Argentaria	4,820,993
1,749,317	Banco Santander	10,928,253
1,753,815	Iberdrola SA	8,163,876

		23,913,122

	Serbia—0.5%
435,667	AIK Banka AD (1)(4)	8,237,618
47,580	Energoprojekt Holding (1)(4)	243,466
8,730	Industrijske Nekretnine (1)(4)	15,991
415,050	Komercijalna Banka (1)(4)	7,896,839
78,040	Privredna Banka (1)(4)	198,282
78,160	Toza Markovic ad Kikinda (1)(4)(10)(12)	2,071,766
3,816	Univerzal Banka (1)	94,701

		18,758,663

	Australia—0.4%
241,161	Asciano Group	1,187,516
527,922	Newcrest Mining	14,454,296

		15,641,812

	Lebanon—0.4%
287,867	SOLIDERE-Class A	3,914,991
777,179	SOLIDERE Sponsored GDR 144A (9)	10,647,353

		14,562,344

	Austria—0.4%
324,983	Flughafen Wien	14,443,804

	Italy—0.4%
59,681	Brunello Cucinelli SpA (1)	947,889
3,186,105	Intesa Sanpaolo	4,819,995
175,125	Saipem SpA	8,650,277

		14,418,161

See Notes to Financial Statements

20	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Finland—0.4%
616,310	Fortum Oyj	$13,255,399

	Georgia—0.3%
555,431	Bank of Georgia Holdings (1)	9,740,922

	Mexico—0.3%
1,943,379	Grupo Financiero Banorte	9,386,276

	Latvia—0.0%
1,424,182	AS Parex Banka (4)(12)	266,807

	TOTAL COMMON STOCKS (Cost $3,502,181,973)	3,337,222,133

PREFERRED STOCKS—1.9%
	Germany—1.4%
260,266	Henkel AG 1.420%	19,359,494
165,072	Volkswagen AG 3.730%	31,264,629

		50,624,123

	Russia—0.3%
3,611,690	TNK-BP Holding 9.540%	9,960,359

	Bulgaria—0.2%
6,416,021	Chimimport AD 9.000% (10)	8,201,288

	United Kingdom—0.0%
172,596,938	Rolls-Royce Holdings-Class C 0.000% (1)	280,272

	Philippines—0.0%
11,528,247	Ayala Land 0.000% (4)(12)	27,305

	TOTAL PREFERRED STOCKS (Cost $55,759,087)	69,093,347

EQUITY LINKED NOTES—0.4%
	Ukraine—0.2%
1,016	Laona Investments, Issued by HypoVereinsbank AG, Expires 09/11/2012 (1)(4)(12)	6,163,198

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	21

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
EQUITY LINKED NOTES—Continued
	Ukraine—Continued

234	Laona Investments, Issued by HypoVereinsbank AG, Expires 04/19/2013 (1)(4)(12)	$1,419,477

		7,582,675

	Ireland—0.2%
1,313,434	Ryanair Holdings, Issued by Barclays Bank, Expires 11/02/2012 144A (9)	7,400,348

	India—0.0%
11,142	Agre Developers, Issued by Merrill Lynch International, Expires 09/17/2015 144A (1)(9)	6,285
222,850	Pantaloon Retail, Issued by Merrill Lynch International, Expires 01/29/2015 144A (9)	793,190

		799,475

	TOTAL EQUITY LINKED NOTES (Cost $13,786,334)	15,782,498

EXCHANGE-TRADED FUND—0.1%
	Russia—0.1%
92,634	Renaissance Pre-IPO Fund (4)(Cost $9,726,570)	3,242,190

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
	Bulgaria—0.1%
11,796,324	Bulgaria Compensation Notes (1)	1,357,000
3,752,865	Bulgaria Housing Compensation Notes (1)(4)	432,984

	TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $6,799,933)	1,789,984

RIGHTS—0.0%
	Spain—0.0%
713,371	Banco Bilbao Vizcaya Argentaria (1)(Cost $110,130)	101,972

See Notes to Financial Statements

22	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund

Share			Fair
Amount	Currency	Description	Value (Note 2)
INVESTMENT COLLATERAL FROM SECURITY LENDING—3.8%
		United States—3.8%
138,268,352	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $138,268,352)	$138,268,352

		TOTAL INVESTMENTS—98.9% (Cost $3,726,632,379)	3,565,500,476
		OTHER ASSETS AND LIABILITIES—1.1%	38,316,922

		TOTAL NET ASSETS—100.0%	$3,603,817,398

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,789,279,240.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	23

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2012

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
06/20/12	UBS AG	CHF	56,524,155	62,309,814	61,770,779	$539,035
06/20/12	Credit Suisse	EUR	18,717,616	24,778,961	24,597,942	181,019
06/20/12	Deutsche Bank AG London	EUR	36,210,373	47,936,415	47,594,262	342,153

Net unrealized appreciation on forward foreign exchange contracts to buy						$1,062,207

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/20/12	Deutsche Bank AG London	CHF	53,828,858	59,338,634	58,698,484	$(640,150)
06/20/12	UBS AG	CHF	56,524,155	62,309,814	62,111,725	(198,089)
06/20/12	Credit Suisse	EUR	18,717,616	24,778,961	24,803,836	24,875
06/20/12	Deutsche Bank AG London	EUR	36,210,373	47,936,415	48,027,990	91,575

Net unrealized depreciation on forward foreign exchange contracts to sell						$(721,789)

Glossary of Currencies

CHF	— Swiss Franc
EUR	— Euro
USD	— United States Dollar

See Notes to Financial Statements

24	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Artio International Equity Fund

At April 30, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Consumer Discretionary	18.1%	$654,037,106
Financials	13.5	486,961,203
Industrials	12.6	454,431,926
Energy	10.7	384,234,213
Health Care	10.6	380,332,249
Materials	9.3	334,169,498
Consumer Staples	8.4	302,681,836
Information Technology	5.6	202,952,533
Telecommunication Services	4.0	144,808,248
Utilities	2.3	82,623,312
Short-term Investment	3.8	138,268,352

Total Investments	98.9	3,565,500,476
Other Assets and Liabilities (Net)	1.1	38,316,922

Net Assets	100.0%	$3,603,817,398

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	25

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—92.0%†
	United Kingdom—18.2%
394,570	AMEC PLC	$7,272,205
876,312	ARM Holdings	7,456,521
2,280,914	Barclays PLC	8,083,685
2,655,454	BG Group	62,546,459
1,574,285	BHP Billiton	50,476,206
1,243,529	Centrica PLC	6,197,250
1,110,675	Compass Group	11,614,996
1,510,200	Diageo PLC	38,035,793
1,586,016	GlaxoSmithKline PLC	36,700,218
1,304,008	Hikma Pharmaceuticals	13,297,993
4,086,913	HSBC Holdings	36,839,424
1,371,717	National Grid	14,823,774
566,428	Premier Oil (1)	3,440,032
356,001	Reckitt Benckiser	20,736,182
137,313	Rio Tinto	7,653,647
1,250,229	Rolls-Royce Holdings (1)	16,718,580
2,219,151	Royal Dutch Shell-Class A	79,026,309
21,674,275	Vodafone Group	60,008,832
1,528,859	WPP PLC	20,692,800
610,919	Xstrata PLC	11,681,289

		513,302,195

	Japan—13.3%
251,948	Aisin Seiki	8,974,139
284,264	Canon Inc	13,065,926
94,100	Daikin Industries	2,503,205
149,140	Fanuc Ltd	25,384,340
996,832	Honda Motor	36,155,369
3,908,000	Isuzu Motors	22,465,677
1,346,488	ITOCHU Corp	15,278,579
1,468	KDDI Corp	9,652,452
1,256,730	Komatsu Ltd	36,437,221
630,538	Mitsubishi Corp	13,764,515
928,000	Mitsubishi Electric	8,217,121
431,000	Mitsui Co	6,769,040
2,152,100	Nissan Motor	22,533,103
113,900	Nitto Denko	4,721,761
101,100	SMC Corp	16,979,786
391,800	Softbank Corp	11,757,189
763,800	Suzuki Motor	18,146,767

See Notes to Financial Statements

26	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued

1,307,494	Toyota Motor	$54,120,705
837,800	Unicharm Corp	46,798,021

		373,724,916

	China—8.5%
3,741,000	Agricultural Bank of China-Class H	1,774,597
591,000	Anhui Conch Cement-Class H (1)	1,980,729
323,814	Baidu Inc Sponsored ADR (1)	42,970,118
13,234,000	Bank of China-Class H	5,544,198
1,656,000	Bank of Communications-Class H	1,282,918
10,182,675	Belle International	20,003,734
4,303,720	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H	6,424,167
1,707,000	China CITIC Bank-Class H	1,086,988
12,052,000	China Construction Bank-Class H	9,398,937
629,500	China Merchants Bank-Class H (1)	1,366,476
4,269,912	China Merchants Holdings International	13,842,710
742,500	China Mobile	8,231,124
2,232,000	China National Building Material-Class H (1)	3,015,225
5,176,000	China Petroleum & Chemical-Class H	5,577,823
1,498,000	China Resources Enterprise	5,445,342
2,525,000	CNOOC Ltd	5,383,455
166,770	Ctrip.com International Sponsored ADR (1)	3,613,906
11,152,000	Dongfeng Motor Group-Class H	22,022,963
6,597,000	Golden Eagle Retail	17,432,696
11,428,000	Industrial Commercial Bank of China-Class H	7,615,966
7,407,000	Intime Department Store	9,356,914
9,082,000	Lenovo Group	8,721,717
5,238,000	PetroChina Co-Class H	7,953,806
378,400	Tencent Holdings	11,901,595
1,293,128	Tingyi (Cayman Islands) Holding	3,458,787
2,607,250	Wumart Stores	6,009,169
2,350,000	Zhuzhou CSR Times Electric-Class H	6,649,157

		238,065,217

	France—8.2%
192,342	BNP Paribas	7,726,327
434,592	Danone SA (3)	30,572,097
488,152	Essilor International	42,991,056
249,979	Eutelsat Communications	8,896,815

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	27

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	France—Continued

438,135	GDF Suez (3)	$10,084,347
84,791	Iliad SA	10,913,891
5,428,479	L’ Occitane International	14,484,807
208,631	LVMH	34,558,106
52,720	PPR (3)	8,816,392
321,789	Sanofi	24,557,608
382,136	Schneider Electric (1)	23,473,063
407,430	SES SA FDR (3)	9,755,102
152,238	Societe Generale	3,598,693

		230,428,304

	Switzerland—7.7%
253,726	ABB Ltd (1)	4,623,619
158,636	Dufry Group (1)	21,515,002
35,229	Flughafen Zuerich	13,118,936
393,094	Nestle SA	24,079,796
775,523	Novartis AG	42,764,200
123,511	Roche Holding	22,561,697
40,630	Swatch Group	18,738,190
249,027	Swiss Reinsurance (1)	15,611,344
97,233	Syngenta AG	34,141,086
752,200	UBS AG (1)	9,389,551
41,723	Zurich Financial Services (1)	10,204,931

		216,748,352

	Germany—6.2%
137,740	BMW AG	13,091,374
87,120	Brenntag AG	10,850,449
228,675	Daimler AG	12,640,708
126,887	Deutsche Bank	5,520,229
275,932	Deutsche Post	5,149,457
487,965	Deutsche Telekom	5,500,670
408,123	E.ON AG (3)	9,245,028
767,200	Fraport AG	49,847,326
401,853	Fresenius SE	40,103,179
107,337	Henkel AG	6,569,125
142,394	RWE AG (3)	6,120,418
150,041	SAP AG	9,947,208

		174,585,171

See Notes to Financial Statements

28	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Canada—4.9%
558,021	Barrick Gold	$22,570,494
290,789	Cenovus Energy	10,551,936
1,432,173	Ivanhoe Mines (1)	16,714,363
782,460	Potash Corp of Saskatchewan	33,264,153
1,676,494	Suncor Energy	55,371,222

		138,472,168

	Hong Kong—3.5%
343,000	Cheung Kong Holdings	4,571,712
10,507,000	Hang Lung Properties	38,938,642
8,944,000	Li & Fung	19,138,333
4,685,400	Sands China	18,481,292
5,627,200	Wynn Macau	18,061,587

		99,191,566

	Russia—3.4%
1,357,290	AvtoVAZ (1)	1,032,682
677,727	Pharmstandard (1)	39,808,600
17,106,214	Sberbank of Russia	54,771,343
140,700	TNK-BP Holding	430,616

		96,043,241

	Romania—2.6%
14,026,371	BRD-Groupe Societe Generale	43,897,389
248,445,190	OMV Petrom	29,836,786

		73,734,175

	Netherlands—1.8%
173,724	ASML Holding (3)	8,838,599
1,251,309	ING Groep Dutch Certificate (1)	8,822,416
377,725	Reed Elsevier (3)	4,453,946
772,079	Unilever NV	26,436,162
56,675	Ziggo NV (1)	1,782,289

		50,333,412

	Ireland—1.5%
965,569	CRH PLC	19,520,857
2,288,475	Dragon Oil	21,795,177

		41,316,034

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	29

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Czech Republic—1.5%
224,603	Komercni Banka (3)	$41,303,641

	South Korea—1.4%
32,073	Samsung Electronics	39,448,265

	Sweden—1.4%
593,461	Atlas Copco-Class A (3)	14,122,983
432,682	Elekta AB-Class B	21,945,096
378,406	TeliaSonera AB	2,528,767

		38,596,846

	Nigeria—1.2%
48,167,450	Nigerian Breweries	33,703,440

	Denmark—1.2%
226,778	Novo Nordisk-Class B	33,448,499

	Taiwan—1.0%
1,716,000	Hon Hai Precision Industry	5,428,502
7,900,000	Taiwan Semiconductor Manufacturing	23,476,728

		28,905,230

	India—0.7%
465,648	Adani Enterprises	2,481,983
401,939	JSW Steel	5,283,172
2,068,543	Mundra Port & Special Economic Zone	4,990,801
164,850	State Bank of India	6,678,302

		19,434,258

	Israel—0.7%
420,938	Teva Pharmaceutical Industries Sponsored ADR	19,253,704

	Spain—0.7%
531,810	Banco Bilbao Vizcaya Argentaria	3,593,996
1,413,243	Banco Santander	8,828,747
1,399,315	Iberdrola SA	6,513,705

		18,936,448

	Australia—0.5%
139,275	Asciano Group	685,813
502,167	Newcrest Mining	13,749,134

		14,434,947

See Notes to Financial Statements

30	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Lebanon—0.5%
927,125	SOLIDERE Sponsored GDR 144A (9)	$12,701,613

	Mexico—0.4%
2,441,017	Grupo Financiero Banorte	11,789,805

	Finland—0.4%
548,080	Fortum Oyj	11,787,930

	Italy—0.4%
2,271,613	Intesa Sanpaolo	3,436,535
135,018	Saipem SpA	6,669,197

		10,105,732

	Ukraine—0.2%
59,934,020	Raiffeisen Bank Aval (1)	939,960
26,086	Ukrnafta Sponsored ADR (4)	5,454,843

		6,394,803

	TOTAL COMMON STOCKS (Cost $2,530,485,949)	2,586,189,912

PREFERRED STOCKS—1.7%
	Germany—1.4%
258,682	Henkel AG 1.420%	19,241,670
114,035	Volkswagen AG 3.730%	21,598,224

		40,839,894

	Russia—0.3%
2,711,889	TNK-BP Holding 9.540%	7,478,877

	United Kingdom—0.0%
148,261,670	Rolls-Royce Holdings-Class C 0.000% (1)	240,755

	Philippines—0.0%
8,687,023	Ayala Land 0.000% (4)(12)	20,576

	TOTAL PREFERRED STOCKS (Cost $36,955,338)	48,580,102

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	31

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio International Equity Fund II

Share			Fair
Amount		Description	Value (Note 2)
EQUITY LINKED NOTES—0.2%
	Ireland—0.2%
974,916	Ryanair Holdings, Issued by Barclays Bank, Expires 11/02/2012 144A (Cost $4,595,364) (9)		$5,493,019

RIGHTS—0.0%
	Spain—0.0%
531,810	Banco Bilbao Vizcaya Argentaria (1)(Cost $82,101)		76,019

Share
Amount	Currency
INVESTMENT COLLATERAL FROM SECURITY LENDING—4.7%
		United States—4.7%
132,322,491	USD	State Street Navigator Security Lending Prime Portfolio (Cost $132,322,491)	132,322,491

Face
Value
REPURCHASE AGREEMENT—1.4%
		United States—1.4%
39,125,749	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2012, due 05/01/2012, with a maturity value of $39,125,760 and an effective yield of 0.01%, collateralized by a Federal Home Loan Bank, with rates ranging from 0.280% - 5.250%, maturities ranging from 08/02/2013 - 06/18/2014, and an aggregate fair value of $39,911,201. (Cost $39,125,749)	39,125,749

		TOTAL INVESTMENTS—100.0% (Cost $2,743,566,992)	2,811,787,292
		OTHER ASSETS AND LIABILITIES—0.0%	737,283

		TOTAL NET ASSETS—100.0%	$2,812,524,575

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $2,771,424,835.

See Notes to Financial Statements

32	Artio Global Funds ï 2012 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2012

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
06/20/12	Goldman Sachs & Co	CHF	4,746,824	5,232,695	5,189,203	$43,492
06/20/12	UBS AG	CHF	52,848,110	58,257,501	57,900,065	357,436
06/20/12	Credit Suisse	EUR	26,267,871	34,774,223	34,520,186	254,037
06/20/12	Deutsche Bank AG London	EUR	39,235,355	51,940,981	51,509,778	431,203
06/20/12	Credit Suisse	GBP	12,563,136	20,394,574	19,994,482	400,092

Net unrealized appreciation on forward foreign exchange contracts to buy						$1,486,260

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/20/12	Deutsche Bank AG London	CHF	42,840,487	47,225,523	46,716,050	$(509,473)
06/20/12	Goldman Sachs & Co	CHF	4,746,824	5,232,695	5,216,060	(16,635)
06/20/12	UBS AG	CHF	52,848,110	58,257,500	58,072,294	(185,206)
06/20/12	Credit Suisse	EUR	26,267,871	34,774,223	34,809,132	34,909
06/20/12	Deutsche Bank AG London	EUR	64,964,475	86,001,987	86,166,281	164,294
06/20/12	Credit Suisse	GBP	31,940,362	51,850,915	50,594,652	(1,256,263)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(1,768,374)

Glossary of Currencies

CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound Sterling
USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	33

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Artio International Equity Fund II

At April 30, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Consumer Discretionary	17.5%	$492,396,329
Financials	13.0	365,414,960
Health Care	12.0	337,431,850
Energy	11.0	308,788,743
Industrials	10.8	304,046,625
Consumer Staples	9.3	261,085,584
Materials	8.0	224,772,116
Information Technology	6.1	171,255,179
Telecommunication Services	3.9	110,375,214
Utilities	2.3	64,772,452
Short-term Investments	6.1	171,448,240

Total Investments	100.0	2,811,787,292
Other Assets and Liabilities (Net)	0.0	737,283

Net Assets	100.0%	$2,812,524,575

See Notes to Financial Statements

34	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—28.0%†
		Federal Home Loan Mortgage Corporation
20,981,141	USD	6.500% due 05/01/2022-12/01/2038	$23,700,834
22,685,535	USD	4.500% due 03/01/2039-11/01/2041	24,238,398

			47,939,232

		Federal Home Loan Mortgage Corporation TBA
17,560,000	USD	3.500% due 05/01/2042	18,204,780
20,520,000	USD	4.000% due 05/01/2042	21,651,807

			39,856,587

		Federal National Mortgage Association Corporation
7,975,408	USD	4.500% due 10/01/2019	8,606,628
11,640,726	USD	5.500% due 01/01/2029-02/01/2041	12,772,304
12,061,650	USD	5.000% due 05/01/2035	13,115,867
707,737	USD	2.881% due 02/01/2036 (6)	759,695
1,792,484	USD	4.999% due 06/01/2037 (6)	1,920,741

			37,175,235

		Federal National Mortgage Association Corporation TBA
35,270,000	USD	3.500% due 05/01/2027	37,220,872
34,170,000	USD	4.000% due 05/01/2042	36,150,790
31,960,000	USD	5.000% due 05/01/2042	34,711,564

			108,083,226

8,619,873	USD	Government National Mortgage Association 6.000% due 04/15/2037-09/15/2038	9,784,728

11,480,000	USD	Government National Mortgage Association TBA 5.000% due 05/01/2042	12,721,278

		U.S. Treasury Bonds
3,730,000	USD	5.250% due 02/15/2029	5,064,642
10,000,000	USD	4.250% due 11/15/2040	12,289,060
28,030,000	USD	4.750% due 02/15/2041	37,253,636
9,878,000	USD	3.125% due 11/15/2041	9,910,410

			64,517,748

31,128,332	USD	U.S. Treasury Inflation Indexed Note (TIPS) 0.125% due 04/15/2017	33,343,798

		U.S. Treasury Notes
3,400,000	USD	0.125% due 12/31/2013	3,393,492

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	35

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
		U.S. Treasury Notes—Continued

51,690,000	USD	0.250% due 02/28/2014-02/15/2015	$51,567,122
10,080,000	USD	0.750% due 06/15/2014	10,180,014
49,479,000	USD	0.625% due 07/15/2014	49,846,233
8,800,000	USD	0.375% due 11/15/2014	8,809,627
101,635,000	USD	0.875% due 11/30/2016-02/28/2017	102,208,206
4,690,000	USD	2.000% due 02/15/2022	4,725,907

			230,730,601

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $569,022,675)	584,152,433

CORPORATE BONDS—27.1%
		United States—15.1%
6,655,000	USD	Abbott Laboratories 5.125% due 04/01/2019 (5)	7,948,373

6,950,000	USD	American Express Credit 2.750% due 09/15/2015	7,217,137

4,930,000	USD	Amgen Inc 5.150% due 11/15/2041 (5)	5,157,608

7,063,000	USD	AT&T Inc 3.000% due 02/15/2022 (5)	7,098,605

1,510,000	USD	Best Buy 3.750% due 03/15/2016 (5)	1,452,729

7,430,000	USD	Burlington Northern Santa Fe 4.400% due 03/15/2042 (5)	7,327,288

1,570,000	USD	Cadbury Schweppes Finance 5.125% due 10/01/2013 144A (5)(9)	1,658,523

2,630,000	USD	CBS Corp 3.375% due 03/01/2022 (5)	2,594,158

5,960,000	USD	Celgene Corp 3.950% due 10/15/2020 (5)	6,248,047

6,460,000	USD	Cisco Systems 5.500% due 01/15/2040 (5)	7,774,009

		Citigroup Inc
10,850,000	USD	4.450% due 01/10/2017	11,345,910

See Notes to Financial Statements

36	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Citigroup Inc—Continued

4,120,000	USD	6.125% due 11/21/2017	$4,576,455

			15,922,365

		Comcast Corp
12,660,000	USD	5.700% due 07/01/2019 (5)	15,099,291
3,170,000	USD	6.950% due 08/15/2037 (5)	4,043,709

			19,143,000

		CSX Corp
3,892,000	USD	5.500% due 04/15/2041 (5)	4,372,409
1,920,000	USD	4.750% due 05/30/2042 (5)	1,933,935

			6,306,344

5,120,000	USD	Diageo Investment 8.000% due 09/15/2022	7,102,986

7,470,000	USD	DIRECTV Holdings/Financing 2.400% due 03/15/2017 144A (5)(9)	7,495,166

6,760,000	USD	Edison International 3.750% due 09/15/2017 (5)	7,186,664

8,120,000	USD	Freeport-McMoRan Copper & Gold 3.550% due 03/01/2022 (5)	8,039,742

3,460,000	USD	Genentech Inc 5.250% due 07/15/2035 (5)	3,953,680

2,100,000	USD	General Electric 5.250% due 12/06/2017	2,453,760

7,550,000	USD	General Electric Capital 5.625% due 05/01/2018	8,761,949

4,730,000	USD	Gilead Sciences 4.400% due 12/01/2021 (5)	5,148,851

		Goldman Sachs Group
6,800,000	USD	3.625% due 02/07/2016	6,842,330
3,600,000	USD	5.750% due 01/24/2022	3,766,104

			10,608,434

1,990,000	USD	H.J. Heinz Finance 6.750% due 03/15/2032 (5)	2,490,899

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	37

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

6,150,000	USD	Harley-Davidson Financial Services 3.875% due 03/15/2016 144A (5)(9)	$6,453,656

10,240,000	USD	JPMorgan Chase 4.350% due 08/15/2021	10,742,016

		Juniper Networks
1,780,000	USD	3.100% due 03/15/2016 (5)	1,855,452
5,620,000	USD	4.600% due 03/15/2021 (5)	6,047,575

			7,903,027

8,550,000	USD	Kellogg Co 4.000% due 12/15/2020 (5)	9,235,223

1,770,000	USD	Merck & Co 3.875% due 01/15/2021 (5)	1,993,089

4,050,000	USD	MetLife Inc 5.000% due 06/15/2015 (5)	4,473,063

5,510,000	USD	Metropolitan Life Global Funding I 2.500% due 09/29/2015 144A (9)	5,682,391

1,180,000	USD	Michigan Bell Telephone 7.850% due 01/15/2022	1,500,654

		Morgan Stanley
3,570,000	USD	4.750% due 03/22/2017	3,567,362
8,720,000	USD	5.550% due 04/27/2017 (5)	8,880,701

			12,448,063

3,090,000	USD	National Australia Bank 2.750% due 03/09/2017	3,096,900

5,270,000	USD	Newmont Mining 4.875% due 03/15/2042 (5)	5,140,853

6,036,000	USD	News America 6.150% due 03/01/2037 (5)	6,726,796

630,000	USD	Norfolk Southern 5.590% due 05/17/2025 (5)	760,271

		Omnicom Group
590,000	USD	6.250% due 07/15/2019 (5)	701,947
1,885,000	USD	4.450% due 08/15/2020 (5)	2,048,032

See Notes to Financial Statements

38	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Omnicom Group—Continued

1,820,000	USD	3.625% due 05/01/2022 (5)	$1,825,282

			4,575,261

2,700,000	USD	PartnerRe Finance 6.875% due 06/01/2018 (5)	3,110,079

3,120,000	USD	Pharmacia Corp 6.600% due 12/01/2028 (5)	4,121,311

2,790,000	USD	Phillips 66 4.300% due 04/01/2022 144A (5)(9)	2,915,871

4,020,000	USD	Procter & Gamble 2.300% due 02/06/2022 (5)	3,988,608

4,520,000	USD	Republic Services 5.500% due 09/15/2019 (5)	5,327,123

8,500,000	USD	Roche Holdings 6.000% due 03/01/2019 144A (5)(9)	10,579,737

3,490,000	USD	Ryder System 2.500% due 03/01/2017 (5)	3,526,509

1,090,000	USD	Thomson Reuters 4.700% due 10/15/2019 (5)	1,221,370

		Time Warner Cable
1,000,000	USD	6.750% due 07/01/2018 (5)	1,222,310
8,960,000	USD	5.000% due 02/01/2020 (5)	10,006,008

			11,228,318

4,020,000	USD	UnitedHealth Group 6.875% due 02/15/2038 (5)	5,404,279

		Valero Energy
710,000	USD	8.750% due 06/15/2030 (5)	882,579
3,562,000	USD	6.625% due 06/15/2037 (5)	3,866,248

			4,748,827

6,450,000	USD	Validus Holdings 8.875% due 01/26/2040 (5)	7,243,898

4,660,000	USD	Wal-Mart Stores 4.250% due 04/15/2021	5,203,328

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

3,285,000	USD	Williams Partners 4.125% due 11/15/2020 (5)	$3,437,766

3,090,000	USD	Zimmer Holdings 4.625% due 11/30/2019 (5)	3,472,449

			315,351,053

		Canada—2.4%
4,400,000	USD	Bank of Montreal 1.300% due 10/31/2014 144A (9)	4,461,050

5,180,000	USD	Bank of Nova Scotia 1.050% due 03/20/2015 144A (9)	5,206,698

3,700,000	USD	Caisse Centrale Desjardins du Quebec 1.600% due 03/06/2017 144A (9)	3,708,698

7,800,000	USD	Canadian Imperial Bank 2.600% due 07/02/2015 144A (9)	8,205,296

6,070,000	USD	CDP Financial 4.400% due 11/25/2019 144A (5)(9)	6,692,782

8,720,000	USD	Royal Bank of Canada 3.125% due 04/14/2015 144A (9)	9,246,679

		Toronto-Dominion Bank
5,180,000	USD	2.200% due 07/29/2015 144A (9)	5,387,599
5,860,000	USD	2.375% due 10/19/2016	6,045,557

			11,433,156

			48,954,359

		Norway—1.6%
13,990,000	USD	DNB Bank ASA 3.200% due 04/03/2017 144A (9)	14,153,557

		Nordea Eiendomskreditt
4,000,000	USD	1.875% due 04/07/2014 144A (9)	4,076,688
5,820,000	USD	2.125% due 09/22/2016 144A (9)	5,881,086

			9,957,774

8,980,000	USD	Sparebank 1 Boligkreditt 2.625% due 05/27/2016 144A (9)	9,252,929

			33,364,260

See Notes to Financial Statements

40	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued

		Australia—1.4%
4,440,000	USD	Australia & New Zealand Banking Group 2.400% due 11/23/2016 144A (9)	$4,534,639

3,470,000	USD	BHP Billiton Finance 7.250% due 03/01/2016	4,194,151

		Commonwealth Bank of Australia
4,220,000	USD	3.250% due 03/17/2016 144A (9)	4,385,774
5,440,000	USD	5.000% due 10/15/2019 144A (9)	5,974,703

			10,360,477

2,610,000	USD	Rio Tinto Finance 3.500% due 11/02/2020 (5)	2,713,210

6,940,000	USD	Westpac Banking 3.000% due 08/04/2015	7,245,984

			29,048,461

		United Kingdom—1.3%
1,330,000	USD	Anglo American Capital 9.375% due 04/08/2014 144A (5)(9)	1,523,387

7,560,000	USD	AstraZeneca PLC 5.900% due 09/15/2017 (5)	9,101,749

4,240,000	USD	Royal Bank Of Scotland 3.950% due 09/21/2015	4,299,848

3,530,000	USD	Scottish Power 5.375% due 03/15/2015 (5)	3,818,839

8,034,000	USD	WPP Finance 4.750% due 11/21/2021 144A (5)(9)	8,567,385

			27,311,208

		Netherlands—0.8%
6,080,000	USD	Bank Nederlandse Gemeenten 1.375% due 03/23/2015 144A (9)	6,076,024

1,780,000	USD	MDC-GMTN 3.750% due 04/20/2016 144A (9)	1,841,022

8,870,000	USD	Rabobank Nederland 3.875% due 02/08/2022	8,780,679

			16,697,725

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued

		Sweden—0.8%
5,900,000	USD	Nordea Bank AB 3.125% due 03/20/2017 144A (9)	$5,963,348

		Swedbank Hypotek AB
3,510,000	USD	2.125% due 08/31/2016 144A (9)	3,545,743
7,090,000	USD	2.375% due 04/05/2017 144A (9)	7,183,985

			10,729,728

			16,693,076

		Ireland—0.6%
		Iberdrola Finance
4,620,000	USD	3.800% due 09/11/2014 144A (5)(9)	4,725,863
2,765,000	USD	5.000% due 09/11/2019 144A (5)(9)	2,743,026

			7,468,889

5,420,000	USD	Irish Life & Permanent 3.600% due 01/14/2013 144A (9)	5,251,021

			12,719,910

		France—0.6%
6,570,000	USD	Pernod-Ricard SA 4.250% due 07/15/2022 144A (5)(9)	6,756,075

1,210,000	USD	Sanofi 1.200% due 09/30/2014	1,225,615

3,530,000	USD	Sanofi Aventis 4.000% due 03/29/2021 (5)	3,923,521

			11,905,211

		Supranational—0.5%
9,890,000	AUD	International Bank for Reconstruction & Development 5.750% due 10/21/2019	11,108,161

		Brazil—0.5%
8,650,000	USD	Petrobras International Finance 5.875% due 03/01/2018 (5)	9,786,273

		Switzerland—0.5%
2,970,000	USD	Credit Suisse Guernsey 1.625% due 03/06/2015 144A (9)	2,980,850

See Notes to Financial Statements

42	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		Switzerland—Continued

6,210,000	USD	Noble Holding International 3.950% due 03/15/2022 (5)	$6,321,370

			9,302,220

		United Arab Emirates—0.3%
6,070,000	USD	IPIC GMTN 3.750% due 03/01/2017 144A (9)	6,198,987

		Chile—0.3%
5,610,000	USD	Corp Nacional del Cobre de Chile 3.875% due 11/03/2021 144A (9)	5,864,874

		Hong Kong—0.2%
4,840,000	USD	Hutchison Whampoa International 11 3.500% due 01/13/2017 144A (9)	5,009,763

		Germany—0.2%
		Deutsche Telekom International Finance
2,310,000	USD	4.875% due 07/08/2014 (5)	2,469,531
2,280,000	USD	4.875% due 03/06/2042 144A (5)(9)	2,156,925

			4,626,456

		TOTAL CORPORATE BONDS (Cost $543,856,215)	563,941,997

ASSET BACKED SECURITIES—23.0%
		United States—23.0%
		Ally Auto Receivables Trust
4,389,053	USD	Series 2010-2, Class A3 1.380% due 07/15/2014 (5)	4,408,982
11,835,533	USD	Series 2010-5, Class A3 1.110% due 01/15/2015 (5)	11,889,061

			16,298,043

		Ally Master Owner Trust
3,830,000	USD	Series 2011-3, Class A1 0.870% due 05/15/2016 (5)(6)	3,846,036
5,720,000	USD	Series 2012-1, Class A2 1.440% due 02/15/2017 (5)	5,747,697

			9,593,733

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	43

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

		Banc of America Commercial Mortgage
2,572,821	USD	Series 2006-3, Class AM 5.858% due 07/10/2044 (5)(6)	$2,470,791
8,380,000	USD	Series 2006-1, Class AM 5.421% due 09/10/2045 (5)(6)	8,979,028
3,425,000	USD	Series 2006-4, Class AM 5.675% due 07/10/2046 (5)	3,642,474

			15,092,293

974,713	USD	Banc of America Mortgage Securities Series 2004-7, Class 2A3 5.750% due 08/25/2034 (5)	994,937

2,282,975	USD	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-3, Class 4A 4.738% due 07/25/2034 (5)(6)	2,202,689

		Bear Stearns Commercial Mortgage Securities
5,322,000	USD	Series 2005-PW10, Class AM 5.449% due 12/11/2040 (5)(6)	5,560,481
4,610,000	USD	Series 2006-PW13, Class AM 5.582% due 09/11/2041 (5)(6)	4,905,448
3,195,000	USD	Series 2006-T24, Class A4 5.537% due 10/12/2041 (5)	3,663,050

			14,128,979

3,500,000	USD	Chase Issuance Trust Series 2007-A17, Class A 5.120% due 10/15/2014 (5)	3,576,600

		Citicorp Mortgage Securities
31,381	USD	Series 2005-1, Class 1A1 5.000% due 02/25/2035 (5)	31,301
1,683,310	USD	Series 2006-5, Class 1A2 6.000% due 10/25/2036 (5)	1,700,093
1,527,649	USD	Series 2006-6, Class A12 0.539% due 11/25/2036 (5)(6)	1,416,901

			3,148,295

5,020,000	USD	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.699% due 12/10/2049 (5)(6)	5,204,974

See Notes to Financial Statements

44	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

3,037,280	USD	Citigroup Mortgage Loan Trust Series 2005-11, Class A3 4.900% due 11/25/2035 (5)(6)	$2,730,342

6,505,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322% due 12/11/2049 (5)	7,238,611

		CNH Equipment Trust
4,015,212	USD	Series 2009-B, Class A4 5.170% due 10/15/2014 (5)	4,072,521
7,650,000	USD	Series 2011-B, Class A2 0.710% due 12/15/2014 (5)	7,653,720
4,250,000	USD	Series 2011-C, Class A2 0.900% due 04/15/2015 (5)	4,262,189
3,120,000	USD	Series 2012-A, Class A3 0.940% due 05/15/2017 (5)	3,130,680

			19,119,110

		Commercial Mortgage Pass Through Certificates
5,980,000	USD	Series 2012-9W57, Class A 2.365% due 02/10/2029 144A (9)	6,115,961
2,734,203	USD	Series 2010-C1, Class A1 3.156% due 07/10/2046 144A (5)(9)	2,866,483
6,690,000	USD	Series 2007-C9, Class A4 5.811% due 12/10/2049 (5)(6)	7,797,312

			16,779,756

		Countrywide Alternative Loan Trust
3,767,884	USD	Series 2004-2CB, Class 1A2 5.125% due 03/25/2034 (5)	3,829,063
5,077,923	USD	Series 2004-28CB, Class 3A1 6.000% due 01/25/2035 (5)	4,897,253
3,400,141	USD	Series 2005-10CB, Class 1A6 5.500% due 05/25/2035 (5)	3,375,237
4,281,750	USD	Series 2005-86CB, Class A8 5.500% due 02/25/2036 (5)	3,719,025

			15,820,578

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	45

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

1,903,749	USD	Countrywide Home Loans Series 2005-21, Class A2 5.500% due 10/25/2035 (5)	$1,759,783

		Credit Suisse First Boston Mortgage Securities
4,466,665	USD	Series 2004-8, Class 5A1 6.000% due 12/25/2034 (5)	4,434,329
1,628,005	USD	Series 2005-9, Class 1A3 5.250% due 10/25/2035 (5)	1,513,976

			5,948,305

7,150,000	USD	Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467% due 09/15/2039 (5)	7,909,051

		DBUBS Mortgage Trust
9,800,000	USD	Series 2011-LC2A, Class A4 4.537% due 07/10/2044 144A (5)(9)	10,823,782
4,790,471	USD	Series 2011-LC1A, Class A1 3.742% due 11/10/2046 144A (5)(9)	5,139,825

			15,963,607

15,490,000	USD	Discover Card Master Trust I Series 2005-4, Class A2 0.330% due 06/16/2015 (6)	15,494,079

		FDIC Structured Sale Guaranteed Notes
5,763,188	USD	Series 2010-C1, Class A 2.980% due 12/06/2020 144A (5)(9)	6,015,497
2,101,579	USD	Series 2010-S1, Class 2A 3.250% due 04/25/2038 144A (5)(9)	2,140,378
4,513,878	USD	Series 2010-S2, Class 2A 2.570% due 07/29/2047 144A (5)(9)	4,522,454

			12,678,329

4,036,414	USD	FDIC Trust Series 2010-R1, Class A 2.184% due 05/25/2050 144A (5)(9)	4,044,158

160,675	USD	First Horizon Asset Securities Series 2006-3, Class 1A8 6.250% due 11/25/2036 (5)	160,665

See Notes to Financial Statements

46	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

5,480,000	USD	Ford Credit Auto Lease Trust Series 2011-B, Class A2 0.820% due 01/15/2014 (5)	$5,487,146

2,417,668	USD	Ford Credit Auto Owner Trust Series 2011-B, Class A2 0.680% due 01/15/2014 (5)	2,421,680

		Ford Credit Floorplan Master Owner Trust
8,620,000	USD	Series 2009-2, Class A 1.790% due 09/15/2014 (6)	8,667,161
4,350,000	USD	Series 2012-2, Class A 1.920% due 01/15/2019 (5)	4,403,464

			13,070,625

240,171	USD	GE Capital Commercial Mortgage Series 2004-C3, Class A3 4.865% due 07/10/2039 (5)(6)	240,140

2,600,000	USD	GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.790% due 01/15/2017 (5)(6)	2,617,577

3,440,000	USD	GE Dealer Floorplan Master Note Trust Series 2009-2A, Class A 1.790% due 10/20/2014 144A (5)(6)(9)	3,462,884

2,440,000	USD	GE Equipment Small Ticket Series 2011-1A, Class A3 1.450% due 01/21/2018 144A (5)(9)	2,452,035

1,730,000	USD	GE Equipment Transportation Series 2012-1, Class A3 0.990% due 11/23/2015 (5)	1,734,654

6,290,000	USD	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444% due 03/10/2039 (5)	6,986,674

		GS Mortgage Securities
9,427,608	USD	Series 2010-C2, Class A1 3.849% due 12/10/2043 144A (5)(9)	10,179,502

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	47

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		GS Mortgage Securities—Continued

8,530,000	USD	Series 2011-GC3, Class A2 3.645% due 03/10/2044 144A (5)(9)	$9,156,383

			19,335,885

4,404,335	USD	GSR Mortgage Loan Trust Series 2005-6F, Class 1A6 5.250% due 07/25/2035 (5)	4,331,435

2,524,898	USD	Homebanc Mortgage Trust Series 2006-2, Class A1 0.419% due 12/25/2036 (5)(6)	1,654,388

8,590,000	USD	Hyundai Floorplan Master Owner Trust Series 2009-1A, Class A 1.490% due 11/17/2014 144A (5)(6)(9)	8,641,195

		Indymac INDA Mortgage Loan Trust
4,746,863	USD	Series 2005-AR2, Class 3A1 4.884% due 01/25/2036 (5)(6)	4,066,708
666,324	USD	Series 2006-AR1, Class A1 5.489% due 08/25/2036 (5)(6)	646,612

			4,713,320

		JP Morgan Mortgage Trust
2,880,279	USD	Series 2005-A2, Class 3A2 2.736% due 04/25/2035 (5)(6)	2,649,217
1,925,000	USD	Series 2005-A5, Class 2A2 2.730% due 08/25/2035 (5)(6)	1,703,116
4,080,378	USD	Series 2006-S1, Class 2A6 6.000% due 04/25/2036 (5)	4,021,651

			8,373,984

		JPMorgan Chase Commercial Mortgage Securities
75,001	USD	Series 2002-CIB4, Class A3 6.162% due 05/12/2034 (5)	74,976
6,510,000	USD	Series 2006-LDP8, Class AM 5.440% due 05/15/2045 (5)	6,940,610

See Notes to Financial Statements

48	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		JPMorgan Chase Commercial Mortgage Securities—Continued

6,670,000	USD	Series 2006-LDP9, Class A3 5.336% due 05/15/2047 (5)	$7,376,076

			14,391,662

		LB-UBS Commercial Mortgage Trust
4,070,000	USD	Series 2006-C4, Class AM 6.087% due 06/15/2038 (5)(6)	4,278,990
10,600,000	USD	Series 2006-C7, Class A3 5.347% due 11/15/2038 (5)	12,005,364

			16,284,354

2,218,888	USD	Massachusetts RRB Special Purpose Trust Series 2005-1, Class A4 4.400% due 03/15/2015 (5)	2,272,644

2,126,264	USD	MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1 4.651% due 02/25/2036 (5)(6)	2,053,759

4,480,000	USD	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class AM 5.456% due 07/12/2046 (5)(6)	4,558,859

		MLCC Mortgage Investors
3,525,607	USD	Series 2006-1, Class 2A1 2.151% due 02/25/2036 (5)(6)	3,117,525
2,535,857	USD	Series 2007-2, Class 2A1 3.901% due 06/25/2037 (5)(6)	2,195,943
2,174,827	USD	Series 2007-3, Class 2A2 5.762% due 09/25/2037 (5)(6)	1,909,890

			7,223,358

		Morgan Stanley Capital I
2,600,000	USD	Series 2006-T23, Class A4 5.812% due 08/12/2041 (5)(6)	3,012,851
6,681,000	USD	Series 2007-T27, Class A4 5.658% due 06/11/2042 (5)(6)	7,793,173

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	49

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Morgan Stanley Capital I—Continued

5,924,000	USD	Series 2011-C1, Class A2 3.884% due 09/15/2047 144A (5)(9)	$6,370,625

			17,176,649

114,357	USD	Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.390% due 07/15/2033 (5)	114,292

4,070,000	USD	Navistar Financial Dealer Note Master Trust Series 2009-1, Class A 1.689% due 10/26/2015 144A (6)(9)	4,095,530

		NCUA Guaranteed Notes
2,131,361	USD	Series 2010-R2, Class 1A 0.609% due 11/06/2017 (5)(6)	2,131,702
6,244,702	USD	Series 2010-R3, Class 1A 0.799% due 12/08/2020 (5)(6)	6,267,869

			8,399,571

		Nissan Auto Lease Trust
2,455,000	USD	Series 2011-B, Class A2 0.420% due 02/17/2014 (5)(6)	2,454,676
7,110,000	USD	Series 2012-A, Class A3 0.980% due 05/15/2015 (5)	7,145,694

			9,600,370

7,250,000	USD	Nissan Auto Receivables Owner Trust Series 2011-B, Class A2 0.740% due 09/15/2014 (5)	7,263,391

8,535,000	USD	OBP Depositor Trust Series 2010-OBP, Class A 4.646% due 07/15/2045 144A (9)	9,783,905

743,548	USD	Residential Funding Mortgage Securities I Series 2006-S12, Class 3A4 5.750% due 12/25/2036 (5)	706,503

		SLM Student Loan Trust
5,394,990	USD	Series 2011-1, Class A1 0.759% due 03/25/2026 (5)(6)	5,368,139

See Notes to Financial Statements

50	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		SLM Student Loan Trust—Continued

12,940,243	USD	Series 2011-2, Class A1 0.839% due 11/25/2027 (5)(6)	$12,911,261

			18,279,400

		Small Business Administration
3,746,040	USD	Series 2005-P10B, Class 1 4.940% due 08/10/2015 (5)	4,078,700
235,043	USD	Series 2006-P10A, Class 1 5.408% due 02/10/2016 (5)	255,391
2,723,634	USD	Series 2007-P10A, Class 1 5.459% due 02/10/2017 (5)	2,937,650

			7,271,741

5,320,000	USD	Structured Asset Securities Series 2004-18H, Class A5 4.750% due 10/25/2034 (5)	4,844,743

6,322,770	USD	Thornburg Mortgage Securities Trust Series 2007-4, Class 2A1 6.156% due 09/25/2037 (5)(6)	5,978,590

2,950,000	USD	Toyota Auto Receivables Owner Trust Series 2011-B, Class A2 0.530% due 04/15/2014 (5)	2,950,929

4,690,000	USD	Vornado DP Series 2010-FX, Class A2 4.004% due 09/13/2028 144A (9)	5,132,731

		WaMu Mortgage Pass Through Certificates
7,430,000	USD	Series 2005-AR5, Class A5 2.537% due 05/25/2035 (5)(6)	7,051,185
4,680,000	USD	Series 2005-AR7, Class A3 2.539% due 08/25/2035 (5)(6)	3,626,244
1,366,046	USD	Series 2005-AR14, Class 1A1 2.457% due 12/25/2035 (5)(6)	1,342,916

			12,020,345

4,010,000	USD	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2 4.393% due 11/15/2043 144A (5)(9)	4,478,362

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	51

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

		Wells Fargo Mortgage Backed Securities Trust
4,593,248	USD	Series 2005-AR13, Class 4A1 5.335% due 05/25/2035 (5)(6)	$4,420,026
8,020,000	USD	Series 2006-5, Class 1A5 5.250% due 04/25/2036 (5)	8,043,082
2,603,933	USD	Series 2006-10, Class A4 6.000% due 08/25/2036 (5)	2,588,278
2,905,000	USD	Series 2006-19, Class A4 5.250% due 12/26/2036 (5)	2,728,379

			17,779,765

		WF-RBS Commercial Mortgage Trust
4,500,000	USD	Series 2011-C3, Class A4 4.375% due 03/15/2044 144A (5)(9)	4,929,098
9,207,000	USD	Series 2011-C4, Class A4 4.902% due 06/15/2044 144A (5)(6)(9)	10,462,098

			15,391,196

			479,463,188

		Russia—0.0%
204,743	USD	CityMortgage MBS Finance Series 2006-1A, Class AFL 1.841% due 09/10/2033 144A (5)(6)(9)	198,601

		TOTAL ASSET BACKED SECURITIES (Cost $465,809,897)	479,661,789

FOREIGN GOVERNMENT AND AGENCY BONDS—16.4%
		Canada—5.7%
		Canada Housing Trust
8,880,000	CAD	1.850% due 12/15/2016 144A (9)	8,962,161
21,710,000	CAD	2.050% due 06/15/2017 144A (9)	22,036,359

			30,998,520

		Canadian Government Bond
60,870,000	CAD	1.500% due 03/01/2017	61,292,088

See Notes to Financial Statements

52	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued
		Canada—Continued
		Canadian Government Bond—Continued

18,670,000	CAD	4.000% due 06/01/2017	$21,061,748

			82,353,836

5,360,000	USD	Province of British Columbia 1.200% due 04/25/2017	5,371,374

			118,723,730

		Mexico—4.5%
923,008,400	MXN	Mexican Bonos 10.000% due 12/05/2024	93,137,900

		Brazil—3.3%
128,298,000	BRL	Brazil Notas do Tesouro Nacional, Series F 10.000% due 01/01/2014	68,576,302

		Australia—2.2%
27,510,000	AUD	New South Wales Treasury 6.000% due 02/01/2018	31,336,793

		Queensland Treasury
9,900,000	AUD	6.000% due 02/21/2018	11,065,289
3,890,000	AUD	6.000% due 07/21/2022	4,366,654

			15,431,943

			46,768,736

		Qatar—0.7%
13,460,000	USD	State of Qatar 4.000% due 01/20/2015 144A (5)(9)	14,254,140

		TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $344,879,351)	341,460,808

MUNICIPAL OBLIGATIONS—1.2%
		United States—1.2%
5,485,000	USD	Commonwealth of Massachusetts, General Obligation 4.200% due 12/01/2021	6,189,987

3,590,000	USD	East Bay Municipal Utility District, Revenue Bonds 5.874% due 06/01/2040	4,566,229

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	53

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
MUNICIPAL OBLIGATIONS—Continued
		United States—Continued

5,980,000	USD	State of Connecticut, General Obligation Unlimited 5.850% due 03/15/2032	$7,408,383

5,060,000	USD	State of Washington, General Obligation Unlimited 5.090% due 08/01/2033	5,859,227

		TOTAL MUNICIPAL OBLIGATIONS (Cost $20,675,583)	24,023,826

REPURCHASE AGREEMENT—11.6%
		United States—11.6%
242,251,070	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2012, due 05/01/2012, with a maturity value of $242,251,137 and an effective yield of 0.01%, collateralized by Federal Home Loan Bank, with a rate of 0.280%, maturities ranging from 07/26/2013-08/02/2013 and an aggregate fair value of $247,098,513. (Cost $242,251,070)	242,251,070

		TOTAL INVESTMENTS—107.3% (Cost $2,186,494,791)	2,235,491,923
		OTHER ASSETS AND LIABILITIES—(7.3)%	(152,993,285)

		TOTAL NET ASSETS—100.0%	$2,082,498,638

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $2,188,790,972.

See Notes to Financial Statements

54	Artio Global Funds ï 2012 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
05/11/12	Deutsche Bank AG London	AUD	5,537,952	5,764,743	5,728,209	$36,534
05/03/12	JPMorgan Chase Bank N.A.	BRL	52,360,000	27,468,982	28,384,789	(915,807)
05/29/12	Deutsche Bank AG London	CAD	16,128,839	16,317,517	16,141,324	176,193
05/11/12	Morgan Stanley Capital Services Inc.	JPY	1,441,470,202	18,055,831	17,686,088	369,743
05/14/12	Credit Suisse	MXN	66,695,000	5,114,758	5,055,332	59,426
05/14/12	JPMorgan Chase Bank N.A.	MXN	66,695,000	5,114,759	5,055,716	59,043
06/05/12	Credit Suisse	MXN	377,990,000	28,926,698	29,249,400	(322,702)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(537,570)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
05/11/12	Westpac Banking	AUD	3,733,977	3,886,890	3,840,246	$(46,644)
05/03/12	Credit Suisse	BRL	13,051,187	6,846,884	7,074,581	227,697
05/03/12	JPMorgan Chase Bank N.A.	BRL	55,268,813	28,994,997	29,961,680	966,683
05/29/12	Deutsche Bank AG London	CAD	57,085,934	57,753,735	57,690,241	(63,494)
05/11/12	Morgan Stanley Capital Services Inc.	JPY	1,441,470,202	18,055,831	17,855,253	(200,578)
06/05/12	Credit Suisse	MXN	286,174,761	21,900,291	22,199,135	298,844
06/05/12	JPMorgan Chase Bank N.A.	MXN	616,603,287	47,187,219	48,018,701	831,482

Net unrealized appreciation on forward foreign exchange contracts to sell						$2,013,990

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	55

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

See Notes to Financial Statements

56	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Artio Total Return Bond Fund

At April 30, 2012, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
SECURITY TYPE
U.S. Government and Agency Obligations	28.0%	$584,152,433
Corporate Bonds	27.1	563,941,997
Asset Backed Securities	23.0	479,661,789
Foreign Government and Agency Bonds	16.4	341,460,808
Municipal Obligations	1.2	24,023,826
Short-term Investment	11.6	242,251,070

Total Investments	107.3	2,235,491,923
Other Assets and Liabilities (Net)	(7.3)	(152,993,285)

Net Assets	100.0%	$2,082,498,638

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	57

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—76.1%†
		United States—50.7%
3,060,000	USD	ABN Amro NA 6.523% due 12/29/2049 144A (5)(6)(9)	$2,754,000

7,845,000	USD	Academy Ltd/Academy Finance 9.250% due 08/01/2019 144A (5)(9)	8,413,763

23,790,000	USD	AES Corp 8.000% due 06/01/2020 (5)	27,477,450

5,530,000	USD	Alere Inc 9.000% due 05/15/2016 (5)	5,744,288

14,440,000	USD	Ally Financial 8.000% due 03/15/2020	16,577,481

14,555,000	USD	American Achievement 10.875% due 04/15/2016 144A (5)(9)	10,752,506

		Arch Coal
4,055,000	USD	7.000% due 06/15/2019 144A (5)(9)	3,649,500
12,095,000	USD	7.250% due 06/15/2021 144A (5)(9)	10,855,262

			14,504,762

34,655,000	USD	ATP Oil & Gas 11.875% due 05/01/2015 (5)	26,857,625

9,355,000	USD	Blue Danube 11.163% due 04/10/2015 144A (6)(9)	9,327,871

5,091,000	USD	Capital One Capital III 7.686% due 08/15/2036 (5)	5,154,638

22,015,000	USD	Chesapeake Energy 9.500% due 02/15/2015 (5)	24,106,425

		CityCenter Holdings/Finance
19,375,000	USD	7.625% due 01/15/2016 (5)	20,634,375
1,720,000	USD	7.625% due 01/15/2016 144A (5)(9)	1,827,500

			22,461,875

40,530,000	USD	Clayton Williams Energy 7.750% due 04/01/2019 (5)	40,428,675

		Clear Channel Worldwide
6,735,000	USD	7.625% due 03/15/2020 144A (5)(9)	6,583,463

See Notes to Financial Statements

58	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Clear Channel Worldwide—Continued

8,350,000	USD	7.625% due 03/15/2020 144A (5)(9)	$8,308,250

			14,891,713

		Clearwire Communications/Finance
34,225,000	USD	12.000% due 12/01/2015 144A (5)(9)	31,743,687
710,000	USD	14.750% due 12/01/2016 144A (5)(9)	710,000

			32,453,687

21,195,000	USD	Cloud Peak Energy Resources 8.250% due 12/15/2017 (5)	21,512,925

7,245,000	USD	Compass Re 11.250% due 01/08/2015 144A (6)(9)	7,053,008

12,050,000	USD	DineEquity Inc 9.500% due 10/30/2018 (5)	13,375,500

1,500,000	USD	DPH Holdings 6.550% due 06/15/2006 (1)(4)(5)(7)	10,219

7,355,000	USD	Dresdner Funding Trust I 8.151% due 06/30/2031 144A (5)(9)	5,994,325

4,255,000	USD	Earthlink Inc 8.875% due 05/15/2019 (5)	4,191,175

		El Paso
4,000,000	USD	8.050% due 10/15/2030	4,605,808
25,249,000	USD	7.800% due 08/01/2031 (5)	28,919,346

			33,525,154

14,355,000	USD	Energy Future Holdings 10.000% due 01/15/2020 (5)	15,700,781

12,760,000	USD	Entravision Communications 8.750% due 08/01/2017 (5)	13,525,600

8,630,000	USD	Epicor Software 8.625% due 05/01/2019 (5)	8,975,200

29,225,000	USD	Evertec Inc 11.000% due 10/01/2018 (5)	31,855,250

		First Data
1,455,000	USD	7.375% due 06/15/2019 144A (5)(9)	1,495,013
17,415,000	USD	8.250% due 01/15/2021 144A (5)(9)	17,240,850

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	59

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		First Data—Continued

19,425,000	USD	8.750% due 01/15/2022 144A (5)(9)	$19,036,500

			37,772,363

		Ford Motor Credit
6,870,000	USD	7.000% due 04/15/2015	7,677,225
3,200,000	USD	8.000% due 12/15/2016	3,830,339
17,145,000	USD	8.125% due 01/15/2020	21,776,087

			33,283,651

		Frontier Communications
14,400,000	USD	8.750% due 04/15/2022 (5)	15,192,000
20,275,000	USD	9.000% due 08/15/2031 (5)	19,413,312

			34,605,312

14,430,000	USD	HCA Holdings 7.750% due 05/15/2021 (5)	15,223,650

		HCA Inc
2,864,000	USD	7.190% due 11/15/2015 (5)	2,971,400
7,480,000	USD	8.000% due 10/01/2018 (5)	8,349,550
9,200,000	USD	7.500% due 02/15/2022 (5)	9,924,500
10,835,000	USD	5.875% due 03/15/2022 (5)	11,038,156

			32,283,606

		Hercules Offshore
7,405,000	USD	7.125% due 04/01/2017 144A (5)(9)	7,414,256
9,210,000	USD	10.500% due 10/15/2017 144A (5)(9)	9,670,500
18,325,000	USD	10.250% due 04/01/2019 144A (5)(9)	18,279,187

			35,363,943

9,385,000	USD	Immucor Inc 11.125% due 08/15/2019 (5)	10,569,856

23,890,000	USD	IMS Health 12.500% due 03/01/2018 144A (5)(9)	28,190,200

11,110,000	USD	INC Research 11.500% due 07/15/2019 144A (5)(9)	10,971,125

14,230,000	USD	Interactive Data 10.250% due 08/01/2018 (5)	16,151,050

See Notes to Financial Statements

60	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

2,860,000	USD	JBS U.S.A. LLC/Finance 8.250% due 02/01/2020 144A (5)(9)	$2,902,900

12,901,000	USD	K Hovnanian Enterprises 10.625% due 10/15/2016 (5)	11,675,405

		Kinetics Concepts/KCI USA
22,995,000	USD	10.500% due 11/01/2018 144A (5)(9)	23,828,569
5,285,000	USD	12.500% due 11/01/2019 144A (5)(9)	4,915,050

			28,743,619

15,180,000	USD	Landry’s Inc 9.375% due 05/01/2020 144A (5)(9)	15,540,525

		Lawson Software
14,970,000	USD	11.500% due 07/15/2018 144A (5)(9)	16,841,250
10,830,000	USD	9.375% due 04/01/2019 144A (5)(9)	11,371,500
12,595,000	EUR	10.000% due 04/01/2019 144A (5)(9)	16,838,726

			45,051,476

31,556,000	USD	Level 3 Financing 10.000% due 02/01/2018 (5)	34,711,600

39,335,000	USD	MacDermid Inc 9.500% due 04/15/2017 144A (5)(9)	41,203,412

32,675,000	USD	Marquette Transportation 10.875% due 01/15/2017 (5)	34,798,875

15,145,000	USD	Merge Healthcare 11.750% due 05/01/2015 (5)	16,356,600

32,197,650	USD	Mirant Americas Generation 9.125% due 05/01/2031 (5)	28,333,932

		Momentive Performance
8,715,000	USD	9.000% due 01/15/2021 (5)	7,582,050
15,585,000	EUR	9.500% due 01/15/2021 (5)	16,607,045

			24,189,095

12,090,000	USD	Monitronics International 9.125% due 04/01/2020 144A (5)(9)	12,150,450

3,025,000	USD	Montana Re 10.225% due 12/07/2012 144A (4)(6)	2,928,805

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

7,995,000	EUR	Morgan Stanley 4.500% due 02/23/2016	$10,564,549

9,340,000	USD	Mystic Re 12.061% due 03/12/2015 144A (4)(6)	9,270,417

21,060,000	USD	Needle Merger 8.125% due 03/15/2019 144A (5)(9)	21,165,300

		New Albertsons
9,592,000	USD	7.750% due 06/15/2026	7,769,520
4,420,000	USD	6.625% due 06/01/2028	3,149,250
19,080,000	USD	7.450% due 08/01/2029 (5)	14,596,200
13,285,000	USD	8.700% due 05/01/2030 (5)	11,358,675

			36,873,645

10,625,000	USD	Newport TV/NTV Finance 13.000% due 03/15/2017 144A (5)(9)	11,142,969

20,125,000	USD	Nortek Inc 8.500% due 04/15/2021 (5)	19,974,062

		NRG Energy
7,545,000	USD	7.625% due 05/15/2019 (5)	7,469,550
13,575,000	USD	8.500% due 06/15/2019 (5)	13,914,375

			21,383,925

31,770,000	USD	PAETEC Holding 9.875% due 12/01/2018 (5)	36,138,375

32,480,000	USD	Palace Entertainment Holdings 8.875% due 04/15/2017 144A (5)(9)	33,616,800

		Plains Exploration & Production
14,410,000	USD	8.625% due 10/15/2019 (5)	16,283,300
10,190,000	USD	6.750% due 02/01/2022 (5)	10,648,550

			26,931,850

20,845,000	USD	PNC Preferred Funding Trust I 2.124% due 03/29/2049 144A (5)(6)(9)	16,053,985

		Residential Re 2011
12,370,000	USD	8.750% due 06/06/2015 144A (6)(9)	12,341,549
10,790,000	USD	8.900% due 12/06/2015 144A (6)(9)	10,334,662

			22,676,211

See Notes to Financial Statements

62	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

25,755,000	USD	Reynolds Group Issuer 9.000% due 04/15/2019 144A (5)(9)	$26,012,550

17,970,000	USD	Rite Aid 9.250% due 03/15/2020 144A (5)(9)	18,284,475

		SandRidge Energy
16,217,000	USD	8.750% due 01/15/2020 (5)	17,352,190
21,756,000	USD	7.500% due 03/15/2021 (5)	22,082,340
250	USD	7.500% due 03/15/2021 144A (5)(9)	254
820,000	USD	8.125% due 10/15/2022 144A (5)(9)	851,775

			40,286,559

3,140,000	USD	Stanadyne Corp, Series 1 10.000% due 08/15/2014 (4)(5)	2,645,450

		Standard Pacific
20,636,000	USD	10.750% due 09/15/2016 (5)	23,834,580
18,035,000	USD	8.375% due 01/15/2021 (5)	19,117,100

			42,951,680

		Successor X
14,115,000	USD	9.703% due 02/25/2014 144A (4)(6)	13,550,400
6,845,000	USD	11.250% due 11/10/2015 144A (6)(9)	6,551,350

			20,101,750

10,430,000	USD	Taylor Morrison Communities/Monarch 7.750% due 04/15/2020 144A (5)(9)	10,768,975

14,155,000	USD	Townsquare Radio 9.000% due 04/01/2019 144A (5)(9)	14,650,425

23,990,000	USD	Toys R Us Property 10.750% due 07/15/2017 (5)	26,508,950

25,645,000	USD	TransUnion Holding 9.625% due 06/15/2018 144A (5)(9)	27,632,487

		Universal Hospital Services
22,418,000	USD	4.121% due 06/01/2015 (5)(6)	21,353,145
860,000	USD	8.500% due 06/01/2015 (5)	885,263

			22,238,408

8,605,000	USD	Univision Communications 6.875% due 05/15/2019 144A (5)(9)	8,744,831

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	63

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

		Vanguard Health
28,430,000	USD	8.000% due 02/01/2018 (5)	$29,105,212
4,265,000	USD	7.750% due 02/01/2019 144A (5)(9)	4,302,319

			33,407,531

17,210,000	USD	Venoco Inc 8.875% due 02/15/2019 (5)	16,220,425

22,230,000	USD	Visteon Corp 6.750% due 04/15/2019 (5)	23,008,050

34,832,000	USD	WPX Energy 6.000% due 01/15/2022 144A (5)(9)	34,048,280

29,450,000	USD	Wyle Services 10.500% due 04/01/2018 144A (5)(9)	31,953,250

34,110,000	USD	YCC Holdings/Yankee Finance 10.250% due 02/15/2016 (5)	35,048,025

			1,670,931,535

		Canada—7.2%
		Air Canada
22,555,088	USD	9.250% due 08/01/2015 144A (5)(9)	22,047,598
36,293,642	USD	12.000% due 02/01/2016 144A (5)(9)	31,938,405

			53,986,003

		Bombardier Inc
5,100,000	USD	7.500% due 03/15/2018 144A (5)(9)	5,673,750
6,020,000	EUR	6.125% due 05/15/2021 (5)	7,968,676
4,170,000	USD	7.450% due 05/01/2034 144A (5)(9)	4,232,550

			17,874,976

29,435,000	USD	Garda World Security 9.750% due 03/15/2017 144A (5)(9)	31,495,450

		Nortel Networks
10,970,000	USD	Zero Coupon due 07/15/2011 (1)(7)	11,737,900
5,730,000	USD	10.750% due 07/15/2016 (1)(5)(7)	6,603,825

			18,341,725

8,472,000	USD	Patheon Inc 8.625% due 04/15/2017 144A (5)(9)	7,667,160

See Notes to Financial Statements

64	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		Canada—Continued

26,460,000	USD	PetroBakken Energy 8.625% due 02/01/2020 144A (5)(9)	$27,650,700

18,960,000	USD	Postmedia Network 12.500% due 07/15/2018 (5)	19,339,200

15,810,000	USD	Reliance Intermediate 9.500% due 12/15/2019 144A (5)(9)	17,628,150

11,217,000	USD	Telesat Canada 12.500% due 11/01/2017 (5)	12,619,125

30,200,000	USD	Trinidad Drilling 7.875% due 01/15/2019 144A (5)(9)	32,314,000

			238,916,489

		United Kingdom—5.2%
5,585,000	USD	Barclays Bank, Series 1 6.278% due 12/29/2049 (5)(6)	4,440,075

7,275,000	EUR	Channel Link Enterprises 2.917% due 06/30/2012 (6)	8,666,928

23,788,720	GBP	Countrywide Holdings 10.000% due 05/08/2018 (5)	39,378,842

12,415,000	USD	HBOS Capital Funding 6.071% due 06/29/2049 144A (5)(6)(9)	8,380,125

2,110,000	USD	Ineos Finance 7.500% due 05/01/2020 144A (5)(9)	2,178,575

		Intelsat Jackson Holdings
7,450,000	USD	11.250% due 06/15/2016 (5)	7,850,438
42,710,000	USD	7.250% due 04/01/2019 (5)	44,738,725

			52,589,163

5,020,000	EUR	LBG Capital No. 2 6.385% due 05/12/2020	5,266,143

8,685,000	GBP	Lloyds TSB Bank 13.000% due 01/29/2049 (5)	17,689,080

		Punch Taverns Finance
8,285,000	GBP	5.943% due 12/30/2024	9,916,222

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	65

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United Kingdom—Continued
		Punch Taverns Finance—Continued

5,901,835	GBP	4.767% due 06/30/2033 (5)	$7,015,948

			16,932,170

19,010,000	CHF	Royal Bank of Scotland 2.375% due 11/02/2015	17,769,077

			173,290,178

		Germany—1.6%
2,035,000	EUR	Grohe Holding GmbH 8.625% due 10/01/2014 (5)	2,741,409

		OXEA Finance
2,104,250	EUR	9.625% due 07/15/2017 (5)	3,050,009
9,253,000	EUR	9.625% due 07/15/2017 144A (5)(9)	13,411,778

			16,461,787

1,540,000	EUR	Unitymedia Hessen/NRW GmbH 8.125% due 12/01/2017 (5)	2,153,164

22,140,000	EUR	UPC Germany GmbH 8.125% due 12/01/2017 144A (5)(9)	30,955,229

			52,311,589

		Netherlands—1.4%
		DTEK Finance
6,255,000	USD	9.500% due 04/28/2015	6,090,806
10,985,000	USD	9.500% due 04/28/2015 144A (9)	10,696,644

			16,787,450

17,040,000	USD	Metinvest BV 8.750% due 02/14/2018 144A (9)	15,847,200

10,900,000	USD	OSX 3 Leasing BV 9.250% due 03/20/2015 144A (5)(9)	11,349,080

1,330,000	USD	UPCB Finance VI 6.875% due 01/15/2022 144A (5)(9)	1,373,225

			45,356,955

		Czech Republic—1.3%
		CET 21 SPOL
9,345,000	EUR	9.000% due 11/01/2017 (5)	13,050,329

See Notes to Financial Statements

66	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		Czech Republic—Continued
		CET 21 SPOL—Continued

21,130,000	EUR	9.000% due 11/01/2017 144A (5)(9)	$29,508,126

			42,558,455

		Sweden—1.1%
		Verisure Holding AB
4,330,000	EUR	8.750% due 09/01/2018 (5)	5,704,110
20,760,000	EUR	8.750% due 09/01/2018 144A (5)(9)	27,348,115
2,070,000	EUR	8.750% due 12/01/2018 144A (5)(9)	2,418,103

			35,470,328

		Mexico—1.0%
11,265,000	USD	Satmex Escrow SA de CV 9.500% due 05/15/2017 (5)	11,800,087

		Urbi Desarrollos Urbanos SAB de CV
3,710,000	USD	9.500% due 01/21/2020 (5)	3,872,313
15,790,000	USD	9.750% due 02/03/2022 144A (5)(9)	16,461,075

			20,333,388

			32,133,475

		France—0.9%
		Labco SAS
11,160,000	EUR	8.500% due 01/15/2018 144A (5)(9)	12,371,965
15,274,000	EUR	8.500% due 01/15/2018 (5)	16,932,742

			29,304,707

		Australia—0.6%
		FMG Resources
13,130,000	USD	8.250% due 11/01/2019 144A (5)(9)	14,278,875
5,930,000	USD	6.875% due 04/01/2022 144A (5)(9)	6,033,775

			20,312,650

		Norway—0.6%
22,000,000	USD	Eksportfinans ASA 2.375% due 05/25/2016	19,645,406

		Malaysia—0.6%
18,280,000	USD	MMI International 8.000% due 03/01/2017 144A (5)(9)	19,056,900

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	67

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued

		Indonesia—0.5%
18,645,000	USD	GT 2005 Bonds, Multi-Coupon 6.000% due 07/21/2014 (5)(6)(8)	$18,318,712

		Cyprus—0.5%
17,935,000	USD	Mriya Agro Holding 10.950% due 03/30/2016 144A (5)(9)	16,380,574

		Russia—0.5%
14,745,000	USD	Evraz Group 9.500% due 04/24/2018 (5)	16,132,504

		China—0.5%
		MIE Holdings
1,335,000	USD	9.750% due 05/12/2016 (5)	1,343,277
13,955,000	USD	9.750% due 05/12/2016 144A (5)(9)	14,041,521

			15,384,798

		Italy—0.4%
		Wind Acquisition Holdings Finance
3,521,215	EUR	12.250% due 07/15/2017 144A (5)(9)	3,946,052
10,100,277	EUR	12.250% due 07/15/2017 (5)	11,318,894

			15,264,946

		Brazil—0.4%
1,645,000	USD	Banco do Estado do Rio Grande do Sul 7.375% due 02/02/2022 144A (9)	1,736,793

12,100,000	USD	OGX Austria GmbH 8.375% due 04/01/2022 144A (5)(9)	12,372,250

			14,109,043

		Switzerland—0.4%
10,865,000	USD	Credit Suisse Group Guernsey I 7.875% due 02/24/2041 (5)(6)	10,745,485

2,785,000	EUR	UBS AG 4.280% due 04/29/2049 (5)(6)	3,045,053

			13,790,538

		Spain—0.3%
3,520,000	USD	BBVA International Preferred Unipersonal 5.919% due 12/29/2049 (5)(6)	2,558,885

See Notes to Financial Statements

68	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		Spain—Continued

5,300,000	GBP	BBVA Subordinated Capital SAU 5.750% due 03/11/2018 (5)(6)	$7,370,479

			9,929,364

		Peru—0.3%
		Corp Lindley SA
4,470,000	USD	6.750% due 11/23/2021 (5)	4,794,075
3,850,000	USD	6.750% due 11/23/2021 144A (5)(9)	4,129,125

			8,923,200

		Ireland—0.1%
735,000	USD	Ardagh Packaging Finance 7.375% due 10/15/2017 144A (5)(9)	799,312

1,480,000	GBP	Argon Capital for Royal Bank of Scotland 8.162% due 10/29/2049 (5)	1,381,088

			2,180,400

		TOTAL CORPORATE BONDS (Cost $2,473,337,049)	2,509,702,746

BANK LOANS—13.3%
		United States—9.3%
		Asurion Corp
36,650,000	USD	9.000% due 05/24/2019 (6)	37,332,606
16,570,000	USD	11.000% due 08/16/2019 (6)	17,071,243

			54,403,849

8,333,135	USD	BCBG Maxazria 13.750% due 05/19/2015 (6)	8,166,472

26,798,489	USD	Cengage Learning 5.740% due 07/03/2014 (6)	23,659,234

43,251,982	USD	Coinmach Corp 3.240% due 11/20/2014 (6)	40,656,864

3,303,558	USD	Delphi Corp 3.500% due 03/31/2017 (4)(6)	3,318,011

30,122,667	USD	Global Brass & Copper 10.250% due 08/18/2015 (4)(6)	31,026,347

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	69

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
BANK LOANS—Continued
		United States—Continued

17,870,000	USD	Hawaiian Telcom 7.000% due 02/25/2017 (6)	$17,825,325

5,846,599	USD	High Plains Broadcasting 9.000% due 09/14/2016 (6)	5,879,486

21,145,917	USD	Newport Television 9.000% due 09/14/2016 (6)	21,278,079

12,753,556	EUR	Terex Corp 6.000% due 04/28/2017 (6)	16,934,642

44,901,952	USD	Texas Competitive Electric 3.741% due 10/10/2014 (6)	25,810,585

25,975,000	USD	Tribune Co Zero Coupon due 06/04/2014 (6)(7)	17,976,856

19,481,372	USD	Univision Communications 4.489% due 03/31/2017 (6)	18,221,180

		YRC Worldwide
16,927,088	USD	11.250% due 09/30/2014 (6)	16,673,181
630,903	USD	7.500% due 03/31/2015 (6)(13)	442,421
6,130,623	USD	10.000% due 03/31/2015 (6)	4,475,354

			21,590,956

			306,747,886

		United Kingdom—1.5%
34,540,192	EUR	Ineos Holdings 9.001% due 06/16/2015 (6)	48,235,510

		Canada—1.0%
13,435,654	CAD	Gateway Casinos & Entertainment 5.250% due 11/09/2018 (6)	13,515,900

19,224,725	USD	Husky Injection Molding 6.555% due 06/30/2018 (6)	19,416,972

1,353,753	USD	Progressive Moulded Products Zero Coupon due 08/16/2015 (1)(4)(6)(7)	6,776

			32,939,648

		Ireland—0.5%
		ERC Ireland Holdings
11,118,090	EUR	3.277% due 09/30/2014 (6)	9,314,034

See Notes to Financial Statements

70	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
BANK LOANS—Continued
		Ireland—Continued
		ERC Ireland Holdings—Continued

9,976,329	EUR	3.527% due 09/30/2015 (6)	$8,357,538

			17,671,572

		France—0.5%
16,715,000	EUR	Tyrol Acquisitions 6.152% due 07/29/2016 (6)	17,497,695

		New Zealand—0.4%
13,367,825	USD	Autoparts Holdings 6.500% due 07/28/2017 (6)	13,225,792

		Norway—0.1%
2,846,206	USD	Trico Shipping 10.000% due 05/12/2014 (4)(6)	2,846,206

		TOTAL BANK LOANS (Cost $455,319,830)	439,164,309

FOREIGN GOVERNMENT BONDS—3.3%
		Brazil—1.5%
		Brazil Notas do Tesouro Nacional, Series F
46,435,000	BRL	10.000% due 01/01/2013	24,858,704
42,765,000	BRL	10.000% due 01/01/2014	22,858,233

			47,716,937

		Mexico—0.7%
309,810,000	MXN	Mexican Bonos 6.500% due 06/10/2021	24,491,233

		Venezuela—0.5%
		Venezuela Government International Bond
10,405,000	USD	7.750% due 10/13/2019	9,010,730
9,005,000	USD	9.250% due 09/15/2027	8,014,450

			17,025,180

		Indonesia—0.4%
		Indonesia Treasury Bond
72,117,000,000	IDR	9.000% due 09/15/2013	8,336,515
41,600,000,000	IDR	9.000% due 09/15/2018	5,317,657

			13,654,172

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	71

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
FOREIGN GOVERNMENT BONDS—Continued

		Ghana—0.2%
		Ghana Government Bond
6,500,000	GHS	15.000% due 12/10/2012 (4)	$3,519,033
4,570,000	GHS	14.250% due 07/29/2013 (4)	2,413,692

			5,932,725

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $109,946,277)	108,820,247

Share
Amount
PREFERRED STOCKS—1.3%
		United States—1.3%
5,400	USD	ABN Amro NA 0.000% 144A (5)(6)(9)	4,334,344

22,432	USD	Ally Financial 7.000% 144A (5)(9)	19,040,562

326,000	USD	General Motors 4.750%	12,727,040

255,875	USD	GMAC Capital Trust I 8.125% (5)(6)	6,128,206

1,600	USD	Merrill Lynch Capital Trust II 6.450% (5)(6)	37,872

		TOTAL PREFERRED STOCKS (Cost $46,506,353)	42,268,024

COMMON STOCKS—1.0%
	Norway—0.8%
1,427,968	Deep Ocean (1)		25,428,183

	United States—0.1%
236,410	General Motors (1)		5,437,430
20,878	YRC Worldwide (1)		151,992

			5,589,422

	Greece—0.1%
285,441	Largo Ltd-Class A (1)(4)		308,568

See Notes to Financial Statements

72	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Share			Fair
Amount	Currency	Description	Value (Note 2)
COMMON STOCKS—Continued
	Greece—Continued

2,568,988	Largo Ltd-Class B (1)(4)		$2,777,133

			3,085,701

		TOTAL COMMON STOCKS (Cost $41,924,702)	34,103,306

Face
Value
CREDIT LINKED NOTE—0.2%
		Ukraine—0.2%
50,000,000	UAH	ING Americas Issuance 20.000% due 10/31/2012 144A (Cost $6,108,059) (4)	6,516,639

Share
Amount
EQUITY LINKED NOTES—0.2%
	United States—0.2%
214,921	General Motors, Issued by General Motors, Expires 07/10/2016 (1)		3,028,237
214,921	General Motors, Issued by General Motors, Expires 07/10/2019 (1)		2,003,064

		TOTAL EQUITY LINKED NOTES (Cost $5,593,351)	5,031,301

Face
Value
CONVERTIBLE BONDS—0.1%
		United States—0.1%
		YRC Worldwide
3,036,131	USD	10.000% due 03/31/2015 (4)(5)	926,020
3,138,086	USD	10.000% due 03/31/2015 (4)	2,565,385

		TOTAL CONVERTIBLE BONDS (Cost $5,764,988)	3,491,405

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	73

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Global High Income Fund

Share			Fair
Amount	Currency	Description	Value (Note 2)
RIGHTS—0.0%
		United States—0.0%
54,430,000	General Motors (Escrow Shares) (1)(4)(Cost $644,336)		$1,134,321

Face
Value
REPURCHASE AGREEMENT—0.4%
		United States—0.4%
11,646,163	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2012, due 05/01/2012, with a maturity value of $11,646,167 and an effective yield of 0.01%, collateralized by Federal Home Loan Bank Discount Note, with a rate of 0.000%, a maturity of 06/22/2012, and an aggregate fair value of $11,884,055. (Cost $11,646,163)	11,646,163

TIME DEPOSIT—0.1%
		United States—0.1%
2,790,000	USD	State Street Euro Dollar Time Deposit 0.010% due 05/01/2012 (Cost $2,790,000) (11)	2,790,000

		TOTAL INVESTMENTS—96.0% (Cost $3,159,581,108)	3,164,668,461
		OTHER ASSETS AND LIABILITIES—4.0%	131,059,885

		TOTAL NET ASSETS—100.0%	$3,295,728,346

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,161,000,242.

See Notes to Financial Statements

74	Artio Global Funds ï 2012 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2012

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
05/24/12	JPMorgan Chase Bank N.A.	EUR	20,154,000	26,679,972	26,595,866	$84,106
06/19/12	Westpac Banking Corp.	GBP	14,000,000	22,713,947	22,574,720	139,227

Net unrealized appreciation on forward foreign exchange contracts to buy						$223,333

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
07/16/12	JPMorgan Chase Bank N.A.	BRL	36,469,500	18,866,300	19,538,977	$672,677
05/14/12	Brown Brothers Harriman & Co.	EUR	79,280,000	104,947,322	103,686,348	(1,260,974)
05/24/12	JPMorgan Chase Bank N.A.	EUR	123,500,000	163,489,957	162,959,755	(530,202)
06/07/12	JPMorgan Chase Bank N.A.	EUR	94,331,500	124,883,876	125,764,429	880,553
06/19/12	Westpac Banking Corp.	GBP	44,710,000	72,538,611	70,388,788	(2,149,823)
05/09/12	JPMorgan Chase Bank N.A.	NOK	142,682,000	24,925,831	25,155,501	229,670

Net unrealized depreciation on forward foreign exchange contracts to sell						$(2,158,099)

Glossary of Currencies

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound Sterling
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NOK	— Norwegian Krone
UAH	— Ukraine Hryvnia
USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	75

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Artio Global High Income Fund

At April 30, 2012, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
SECURITY TYPE
Corporate Bonds	76.1%	$2,509,702,746
Bank Loans	13.3	439,164,309
Foreign Government Bonds	3.3	108,820,247
Preferred Stocks	1.3	42,268,024
Common Stocks	1.0	34,103,306
Credit Linked Note	0.2	6,516,639
Equity Linked Notes	0.2	5,031,301
Convertible Bonds	0.1	3,491,405
Rights	0.0	1,134,321
Short-term Investments	0.5	14,436,163	*

Total Investments	96.0	3,164,668,461
Other Assets and Liabilities (Net)	4.0	131,059,885	*

Net Assets	100.0%	$3,295,728,346

* Short-term investments includes securities that have been voluntarily segregated by the adviser as collateral for swaps with a notional value of $63,990,000, which is 1.94% of net assets. Other assets and liabilities includes swaps with a net fair value of $(1,684,543), which is (0.05)% of net assets.

See Notes to Financial Statements

76	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2012

Artio Local Emerging Markets Debt Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
FOREIGN GOVERNMENT BONDS—57.1%†
		South Africa—10.4%
21,000,000	ZAR	South Africa Government Bond 6.750% due 03/31/2021	$2,547,069

		Mexico—8.6%
21,000,000	MXN	Mexican Bonos 10.000% due 12/05/2024	2,119,045

		Turkey—7.5%
3,500,000	TRY	Turkey Government Bond Zero Coupon due 03/20/2013	1,841,384

		Thailand—4.7%
		Thailand Government Bond
15,000,000	THB	4.250% due 03/13/2013	492,300
20,258,000	THB	1.200% due 07/14/2021	671,908

			1,164,208

		Malaysia—4.6%
3,300,000	MYR	Malaysia Government Bond 4.012% due 09/15/2017	1,125,362

		Poland—4.4%
3,355,000	PLN	Poland Government Bond 5.250% due 10/25/2017	1,080,121

		Uruguay—4.1%
20,860,000	UYU	Uruguay Treasury Bills Zero Coupon due 10/10/2012	1,017,009

		Russia—3.3%
24,000,000	RUB	Russian Government Bond 7.400% due 06/14/2017	817,752

		Peru—3.2%
2,000,000	PEN	Peru Government Bond 4.400% due 09/12/2013	772,112

		Colombia—3.0%
1,045,000,000	COP	Colombia Government International Bond 7.750% due 04/14/2021	730,874

		Hungary—2.8%
155,000,000	HUF	Hungary Government Bond 6.750% due 02/24/2017	683,620

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	77

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio Local Emerging Markets Debt Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
FOREIGN GOVERNMENT BONDS—Continued

		Philippines—0.5%
5,000,000	PHP	Philippine Government International Bond 4.950% due 01/15/2021	$122,355

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,327,216)	14,020,911

CORPORATE BONDS—21.4%
		Supranational—17.6%
20,000,000,000	IDR	European Bank for Reconstruction & Development 7.200% due 06/08/2016	2,330,450

3,770,000	BRL	International Bank for Reconstruction & Development 8.750% due 06/15/2012	1,987,896

			4,318,346

		Brazil—3.8%
1,707,000	BRL	JPMorgan Chase Bank N.A. Zero Coupon due 09/10/2012 144A (9)	923,167

		TOTAL CORPORATE BONDS (Cost $5,592,956)	5,241,513

REPURCHASE AGREEMENT—9.3%
		United States—9.3%
2,292,017	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2012, due 05/01/2012, with a maturity value of $2,292,018 and an effective yield of 0.01%, collateralized by Federal Home Loan Bank, with a rate of 0.280%, a maturity of 07/26/2013, and an aggregate fair value of $2,342,202. (Cost $2,292,017)	2,292,017

		TOTAL INVESTMENTS—87.8% (Cost $22,212,189)	21,554,441
		OTHER ASSETS AND LIABILITIES—12.2%	2,985,081

		TOTAL NET ASSETS—100.0%	$24,539,522

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $22,212,189.

See Notes to Financial Statements

78	Artio Global Funds ï 2012 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2012

Artio Local Emerging Markets Debt Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
05/16/12	Credit Suisse	CLP	238,000,000	489,808	488,706	$1,102
05/14/12	Credit Suisse	MXN	2,500,000	191,722	189,494	2,228
05/14/12	JPMorgan Chase Bank N.A.	MXN	2,500,000	191,722	189,509	2,213
05/14/12	JPMorgan Chase Bank N.A.	MYR	4,500,000	1,485,896	1,461,039	24,857
05/14/12	UBS AG	PLN	1,500,000	475,176	469,086	6,090
05/14/12	JPMorgan Chase Bank N.A.	RUB	14,400,000	489,229	483,384	5,845
05/16/12	JPMorgan Chase Bank N.A.	RUB	36,000,000	1,222,691	1,214,320	8,371
05/03/12	JPMorgan Chase Bank N.A.	THB	17,239,637	560,638	558,622	2,016
06/05/12	JPMorgan Chase Bank N.A.	THB	21,252,000	689,589	700,000	(10,411)

Net unrealized appreciation on forward foreign exchange contracts to buy						$42,311

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
05/14/12	UBS AG	EUR	356,642	472,107	469,095	$(3,012)
05/21/12	Credit Suisse	EUR	740,500	980,267	971,270	(8,997)
05/23/12	JPMorgan Chase Bank N.A.	HUF	123,713,981	569,325	543,058	(26,267)
06/05/12	JPMorgan Chase Bank N.A.	MXN	2,050,000	156,882	159,250	2,368

Net unrealized depreciation on forward foreign exchange contracts to sell						$(35,908)

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	79

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2012

Artio Local Emerging Markets Debt Fund

Glossary of Currencies

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

See Notes to Financial Statements

80	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Artio Local Emerging Markets Debt Fund

At April 30, 2012, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
SECURITY TYPE
Foreign Government Bonds	57.1%	$14,020,911
Corporate Bonds	21.4	5,241,513
Short-term Investment	9.3	2,292,017

Total Investments	87.8	21,554,441
Other Assets and Liabilities (Net)	12.2	2,985,081

Net Assets	100.0%	$24,539,522

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	81

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2012

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—97.5%†
	Banks—14.2%
20,590	Financial Institutions	$348,383
18,049	First Defiance Financial	310,082
10,340	First of Long Island	284,660
26,744	West Coast Bancorp (1)	522,578
12,173	WSFS Financial	485,824

		1,951,527

	Health Care Equipment & Services—13.7%
16,470	Insulet Corp (1)	294,154
21,100	Merit Medical Systems (1)	278,942
35,915	Natus Medical (1)	439,599
16,750	NuVasive Inc (1)	277,548
64,780	Solta Medical (1)	210,535
35,730	Spectranetics Corp (1)	374,808

		1,875,586

	Semiconductors & Semiconductor Equipment—8.5%
6,740	EZchip Semiconductor (1)	271,150
32,240	Integrated Silicon Solution (1)	342,389
86,820	RF Micro Devices (1)	375,931
16,970	Rudolph Technologies (1)	183,276

		1,172,746

	Technology Hardware & Equipment—7.9%
39,310	Emulex Corp (1)	341,211
13,570	Oplink Communications (1)	214,949
15,716	Super Micro Computer (1)	277,387
46,190	X-Rite Inc (1)	255,893

		1,089,440

	Transportation—6.1%
2,730	Allegiant Travel (1)	160,415
37,940	Box Ships	333,872
22,090	Celadon Group	345,267

		839,554

	Retailing—6.0%
14,000	Francesca’s Holdings (1)	438,900
18,660	Teavana Holdings (1)	389,807

		828,707

See Notes to Financial Statements

82	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Energy—5.8%
7,610	Carrizo Oil & Gas (1)	$213,384
54,540	Hercules Offshore (1)	277,063
16,090	Northern Oil and Gas (1)	312,629

		803,076

	Pharmaceuticals & Biotechnology—5.4%
52,092	ISTA Pharmaceuticals (1)	471,433
15,350	Sagent Pharmaceuticals (1)	276,146

		747,579

	Capital Goods—4.9%
61,380	Meritor Inc (1)	399,584
16,630	MYR Group (1)	278,053

		677,637

	Commercial & Professional Services—4.9%
137,760	Cenveo Inc (1)	393,994
16,050	RPX Corp (1)	277,344

		671,338

	Real Estate—4.2%
9,400	Pebblebrook Hotel Trust REIT	226,352
41,170	Summit Hotel Properties REIT	344,181

		570,533

	Materials—3.5%
9,300	Kraton Performance Polymers (1)	241,800
280,340	Santa Fe Gold (1)	234,084

		475,884

	Software & Services—3.4%
5,000	Sourcefire Inc (1)	254,950
75,770	Zix Corp (1)	214,429

		469,379

	Automobiles & Components—2.4%
21,830	Cooper Tire & Rubber	326,359

	Consumer Services—2.3%
15,450	Bravo Brio Restaurant Group (1)	312,090

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	83

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio U.S. Microcap Fund

Share			Fair
Amount		Description	Value (Note 2)
COMMON STOCKS—Continued

	Consumer Durables & Apparel—2.2%
16,310	Perry Ellis International (1)		$305,160

	Diversified Financials—2.1%
22,070	Calamos Asset Management-Class A		285,144

	TOTAL COMMON STOCKS (Cost $11,921,945)		13,401,739

Face
Value	Currency
REPURCHASE AGREEMENT—6.1%
840,776	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2012, due 05/01/2012, with a maturity value of $840,776 and an effective yield of 0.01%, collateralized by Federal Home Loan Bank, with a rate of 0.280%, a maturity of 07/26/2013, and an aggregate fair value of $860,809. (Cost $840,776)	840,776

		TOTAL INVESTMENTS—103.6% (Cost $12,762,721)	14,242,515
		OTHER ASSETS AND LIABILITIES—(3.6)%	(493,727)

		TOTAL NET ASSETS—100.0%	$13,748,788

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $12,992,337.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

84	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Artio U.S. Microcap Fund

At April 30, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Financials	20.4%	$2,807,204
Information Technology	19.9	2,731,565
Health Care	19.1	2,623,165
Industrials	15.9	2,188,529
Consumer Discretionary	12.9	1,772,316
Energy	5.8	803,076
Materials	3.5	475,884
Short-term Investment	6.1	840,776

Total Investments	103.6	14,242,515
Other Assets and Liabilities (Net)	(3.6)	(493,727)

Net Assets	100.0%	$13,748,788

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	85

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2012

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—98.9%†
	Capital Goods—13.6%
33,120	Gardner Denver	$2,157,437
55,810	Kaydon Corp	1,369,019
110,130	MasTec Inc (1)	1,915,161
344,570	Meritor Inc (1)	2,243,151
30,310	Regal-Beloit Corp	2,050,168
76,950	Rexnord Corp (1)	1,699,056
36,540	WABCO Holdings (1)	2,303,116

		13,737,108

	Semiconductors & Semiconductor Equipment—10.0%
37,150	Hittite Microwave (1)	1,989,011
272,310	Integrated Silicon Solution (1)	2,891,932
158,280	Micrel Inc	1,723,669
466,060	RF Micro Devices (1)	2,018,040
55,090	Skyworks Solutions (1)	1,495,143

		10,117,795

	Retailing—9.6%
49,260	Dick’s Sporting Goods	2,492,556
75,700	Francesca’s Holdings (1)	2,373,195
71,600	Guess? Inc	2,096,448
128,520	Teavana Holdings (1)	2,684,783

		9,646,982

	Pharmaceuticals & Biotechnology—9.2%
52,067	Cepheid Inc (1)	1,999,893
40,830	Charles River Laboratories International (1)	1,450,690
56,124	Questcor Pharmaceuticals (1)	2,519,967
35,864	Salix Pharmaceuticals (1)	1,771,682
69,033	Viropharma Inc (1)	1,501,468

		9,243,700

	Energy—7.8%
24,330	CARBO Ceramics	2,045,910
44,886	Carrizo Oil & Gas (1)	1,258,604
117,260	Forest Oil (1)	1,561,903
290,790	Hercules Offshore (1)	1,477,213
19,300	Oil States International (1)	1,535,894

		7,879,524

See Notes to Financial Statements

86	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Banks—7.3%
1,150,052	Popular Inc (1)	$2,047,092
102,090	West Coast Bancorp (1)	1,994,839
82,130	WSFS Financial	3,277,808

		7,319,739

	Technology Hardware & Equipment—6.8%
63,390	Aruba Networks (1)	1,338,797
228,320	Emulex Corp (1)	1,981,818
99,080	Riverbed Technology (1)	1,954,848
91,332	Super Micro Computer (1)	1,612,010

		6,887,473

	Materials—6.4%
83,640	Gold Resource	2,268,317
72,360	Intrepid Potash (1)	1,798,146
48,980	Molycorp Inc (1)	1,325,399
59,750	U.S. Silica Holdings (1)	1,082,670

		6,474,532

	Diversified Financials—5.1%
48,450	Green Dot-Class A (1)	1,278,596
49,410	Greenhill & Co	1,919,578
214,860	Och-Ziff Capital Management-Class A	1,886,471

		5,084,645

	Insurance—4.4%
131,870	Horace Mann Educators	2,314,318
140,829	National Financial Partners (1)	2,077,228

		4,391,546

	Health Care Equipment & Services—3.9%
26,660	Catalyst Health Solutions (1)	2,302,624
132,700	Natus Medical (1)	1,624,248

		3,926,872

	Transportation—3.3%
19,670	Allegiant Travel (1)	1,155,809
48,040	Atlas Air Worldwide Holdings (1)	2,212,242

		3,368,051

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	87

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio U.S. Smallcap Fund

Share	Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

Software & Services—2.5%
75,900	Akamai Technologies (1)	$2,474,340

Commercial & Professional Services—2.2%
787,265	Cenveo Inc (1)	2,251,578

Media—2.0%
102,020	Valassis Communications (1)	2,040,400

Real Estate—1.7%
70,030	Pebblebrook Hotel Trust REIT	1,686,322

Automobiles & Components—1.6%
104,210	Cooper Tire & Rubber	1,557,939

Food, Beverage & Tobacco—1.5%
26,260	TreeHouse Foods (1)	1,510,213

TOTAL COMMON STOCKS (Cost $89,926,391)	99,598,759

Face
Value	Currency
REPURCHASE AGREEMENT—4.0%
4,069,816	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2012, due 05/01/2012, with a maturity value of $4,069,817 and an effective yield of 0.01%, collateralized by Federal Home Loan Bank, with a rate of 0.280%, a maturity of 07/26/2013, and an aggregate fair value of $4,153,905. (Cost $4,069,816)	4,069,816

TOTAL INVESTMENTS—102.9% (Cost $93,996,207)	103,668,575
OTHER ASSETS AND LIABILITIES—(2.9)%	(2,912,509)

TOTAL NET ASSETS—100.0%	$100,756,066

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $95,513,839.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

88	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Artio U.S. Smallcap Fund

At April 30, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Information Technology	19.3%	$19,479,608
Industrials	19.2	19,356,737
Financials	18.4	18,482,252
Consumer Discretionary	13.2	13,245,321
Health Care	13.1	13,170,572
Energy	7.8	7,879,524
Materials	6.4	6,474,532
Consumer Staples	1.5	1,510,213
Short-term Investment	4.0	4,069,816

Total Investments	102.9	103,668,575
Other Assets and Liabilities (Net)	(2.9)	(2,912,509)

Net Assets	100.0%	$100,756,066

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	89

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2012

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—99.3%†
	Capital Goods—10.7%
9,050	GrafTech International (1)	$106,247
3,180	Parker Hannifin	278,854
7,220	Quanta Services (1)	159,706
1,810	Roper Industries	184,439
2,660	SPX Corp	204,235

		933,481

	Energy—9.4%
1,700	CARBO Ceramics	142,953
4,050	Cobalt International Energy (1)	108,378
2,380	Oil States International (1)	189,401
2,790	Range Resources	185,981
3,370	Whiting Petroleum (1)	192,764

		819,477

	Diversified Financials—9.1%
810	Franklin Resources	101,663
9,610	Lazard Ltd-Class A	264,371
17,850	Och-Ziff Capital Management-Class A	156,723
2,080	T Rowe Price	131,279
7,250	TD Ameritrade Holding	136,228

		790,264

	Pharmaceuticals & Biotechnology—7.7%
2,230	Alexion Pharmaceuticals (1)	201,413
3,010	Illumina Inc (1)	134,035
7,990	Mylan Inc (1)	173,463
1,870	Waters Corp (1)	157,286

		666,197

	Consumer Durables & Apparel—7.6%
2,440	Coach Inc	178,510
2,430	Lululemon Athletica (1)	180,160
820	Ralph Lauren	141,261
1,030	VF Corp	156,612

		656,543

	Software & Services—7.3%
5,730	Akamai Technologies (1)	186,798
2,080	ANSYS Inc (1)	139,506
10,750	Electronic Arts (1)	165,335

See Notes to Financial Statements

90	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Software & Services—Continued

1,350	FactSet Research Systems	$141,561

		633,200

	Materials—7.0%
3,100	Airgas Inc	284,084
6,240	Coeur d’Alene Mines (1)	134,472
2,880	Walter Energy	190,973

		609,529

	Technology Hardware & Equipment—6.9%
1,340	F5 Networks (1)	179,466
4,170	Juniper Networks (1)	89,363
4,660	NetApp Inc (1)	180,948
7,540	Riverbed Technology (1)	148,764

		598,541

	Banks—5.8%
6,580	BB&T Corp	210,823
12,850	Fifth Third Bancorp	182,856
61,090	Popular Inc (1)	108,740

		502,419

	Semiconductors & Semiconductor Equipment—4.8%
6,910	Altera Corp	245,789
2,730	Linear Technology	89,298
2,890	Skyworks Solutions (1)	78,435

		413,522

	Retailing—4.0%
5,770	Guess? Inc	168,946
2,670	Tiffany & Co	182,788

		351,734

	Insurance—3.7%
4,190	Allstate Corp	139,653
7,590	Unum Group	180,186

		319,839

	Transportation—2.4%
3,540	Allegiant Travel (1)	208,010

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	91

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Food, Beverage & Tobacco—2.1%
4,570	Dr. Pepper Snapple	$185,451

	Health Care Equipment & Services—2.0%
1,780	CR Bard	176,149

	Automobiles & Components—2.0%
5,480	Johnson Controls	175,196

	Commercial & Professional Services—1.9%
1,880	Stericycle Inc (1)	162,808

	Household & Personal Products—1.7%
6,960	Avon Products	150,336

	Food & Staples Retailing—1.6%
1,690	Whole Foods Market	140,388

	Consumer Services—1.6%
5,040	Royal Caribbean Cruises	137,945

	TOTAL COMMON STOCKS (Cost $7,549,013)	8,631,029

	TOTAL INVESTMENTS—99.3% (Cost $7,549,013)	8,631,029
	OTHER ASSETS AND LIABILITIES—0.7%	56,788

	TOTAL NET ASSETS—100.0%	$8,687,817

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $7,640,080.

See Notes to Financial Statements

92	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Artio U.S. Midcap Fund

At April 30, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Information Technology	18.9%	$1,645,263
Financials	18.6	1,612,522
Consumer Discretionary	15.2	1,321,418
Industrials	15.0	1,304,299
Health Care	9.7	842,346
Energy	9.4	819,477
Materials	7.0	609,529
Consumer Staples	5.5	476,175

Total Investments	99.3	8,631,029
Other Assets and Liabilities (Net)	0.7	56,788

Net Assets	100.0%	$8,687,817

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	93

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2012

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—99.4%†
	Technology Hardware & Equipment—11.8%
330	Apple Inc (1)	$192,799
3,190	Cisco Systems	64,279
2,735	EMC Corp (1)	77,154
2,210	NetApp Inc (1)	85,814
3,020	Riverbed Technology (1)	59,585

		479,631

	Diversified Financials—10.9%
2,320	Citigroup Inc	76,653
650	Franklin Resources	81,582
695	Goldman Sachs	80,029
2,225	JPMorgan Chase	95,630
2,310	State Street	106,768

		440,662

	Energy—9.7%
2,110	Carrizo Oil & Gas (1)	59,165
1,920	Cobalt International Energy (1)	51,379
1,145	Oil States International (1)	91,119
1,150	Range Resources	76,659
2,030	Whiting Petroleum (1)	116,116

		394,438

	Capital Goods—7.4%
1,520	Illinois Tool Works	87,217
1,510	Parker Hannifin	132,412
995	United Technologies	81,232

		300,861

	Health Care Equipment & Services—6.5%
1,080	CR Bard	106,877
1,800	Express Scripts Holding (1)	100,422
1,435	St Jude Medical	55,563

		262,862

	Retailing—6.1%
360	Amazon.com Inc (1)	83,484
2,560	Guess? Inc	74,957
2,810	Lowe’s Cos	88,430

		246,871

See Notes to Financial Statements

94	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Materials—6.1%
1,070	Cliffs Natural Resources	$66,618
2,320	Gold Resource	62,918
1,005	Praxair Inc	116,279

		245,815

	Software & Services—5.9%
2,480	Akamai Technologies (1)	80,848
5,105	Electronic Arts (1)	78,515
175	MasterCard Inc-Class A	79,147

		238,510

	Semiconductors & Semiconductor Equipment—5.8%
3,270	Altera Corp	116,314
2,130	Broadcom Corp-Class A (1)	77,958
1,480	Skyworks Solutions (1)	40,167

		234,439

	Pharmaceuticals & Biotechnology—4.5%
470	Allergan Inc	45,120
730	Celgene Corp (1)	53,231
1,710	Salix Pharmaceuticals (1)	84,474

		182,825

	Commercial & Professional Services—3.5%
21,510	Cenveo Inc (1)	61,519
935	Stericycle Inc (1)	80,971

		142,490

	Food, Beverage & Tobacco—3.5%
1,470	PepsiCo Inc	97,020
490	Philip Morris International	43,860

		140,880

	Food & Staples Retailing—3.1%
940	Costco Wholesale	82,880
500	Whole Foods Market	41,535

		124,415

	Banks—3.0%
3,655	Wells Fargo	122,187

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	95

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2012

Artio U.S. Multicap Fund

Share	Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

Consumer Durables & Apparel—2.2%
1,240	Coach Inc	$90,718

Transportation—2.2%
1,200	Norfolk Southern	87,516

Insurance—2.1%
1,940	Aflac Inc	87,378

Consumer Services—2.1%
1,520	Las Vegas Sands	84,345

Automobiles & Components—1.5%
1,965	Johnson Controls	62,821

Household & Personal Products—1.5%
950	Procter & Gamble	60,459

TOTAL COMMON STOCKS (Cost $3,236,845)	4,030,123

Face
Value	Currency
REPURCHASE AGREEMENT—4.0%
162,759	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2012, due 05/01/2012, with a maturity value of $162,760 and an effective yield of 0.01%, collateralized by Federal Home Loan Bank, with a rate of 5.250%, a maturity of 06/18/2014, and an aggregate fair value of $168,563. (Cost $162,759)	162,759

TOTAL INVESTMENTS—103.4% (Cost $3,399,604)	4,192,882
OTHER ASSETS AND LIABILITIES—(3.4)%	(135,913)

TOTAL NET ASSETS—100.0%	$4,056,969

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,467,860.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

96	Artio Global Funds ï 2012 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Artio U.S. Multicap Fund

At April 30, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Information Technology	23.5%	$952,580
Financials	16.0	650,227
Industrials	13.1	530,867
Consumer Discretionary	12.0	484,755
Health Care	11.0	445,687
Energy	9.7	394,438
Consumer Staples	8.0	325,754
Materials	6.1	245,815
Short-term Investment	4.0	162,759

Total Investments	103.4	4,192,882
Other Assets and Liabilities (Net)	(3.4)	(135,913)

Net Assets	100.0%	$4,056,969

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	97

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2012

Master Notes to the Portfolio of Investments.

†	Percentages indicated are based on Fund net assets.
ETF	Exchange-Traded Funds
ETN	Exchange-Traded Notes
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(2)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees/Directors.
(3)	All or portion of this security was on loan to brokers at April 30, 2012.
(4)	Represents a determination that these securities are illiquid. This determination is made as of the Funds’ fiscal year end and is based on the average trading volume and the availability of market quotations. Based on a variety of macro and microeconomic factors, the liquidity of the Funds’ portfolio investments may change and may be significantly more or less liquid at different points in time.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(8)	Step-Coupon.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers and have been determined to be liquid by the Adviser.
(10)	Affiliated security.
(11)	Security has been pledged for collateral of swaps.
(12)	Security valued at fair value in good faith as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

See Notes to Financial Statements

98	Artio Global Funds ï 2012 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2012

	Artio	Artio
	Global Equity	International Equity
ASSETS:
Investments in securities, at fair value including fair value of securities on loan of $52,376 and $130,417,266, respectively (Cost $19,696,083 and $3,454,894,030, respectively)	$20,086,590	$3,487,593,687
Affiliated securities, at fair value (Cost $0 and $271,738,349, respectively)	—	77,906,789
Repurchase agreements (Cost $1,060,324 and $0, respectively)	1,060,324	—
Foreign currency, at fair value (Cost $1,236,321 and $179,251,418, respectively)	1,241,205	158,931,851
Receivables:
Investments sold	1,112,675	40,765,786
Fund shares sold	29,951	999,326
Interest and dividends	48,511	17,918,245
Tax reclaims	9,796	2,795,953
Unrealized appreciation on forward foreign exchange contracts	5,387	1,178,657
Prepaid expense	1,521	161,422

Total Assets	23,595,960	3,788,251,716

LIABILITIES:
Payables:
Investments purchased	1,625,717	7,086,152
Fund shares repurchased	1,628	31,744,120
Collateral for securities loaned (Note 2)	56,650	138,268,352
Investment advisory fee (Note 3)	6,251	2,823,736
Unrealized depreciation on forward foreign exchange contracts	3,221	838,239
Note payable (Note 10)	—	1,757,009
Accrued expenses and other payables	60,581	1,916,710

Total Liabilities	1,754,048	184,434,318

NET ASSETS	$21,841,912	$3,603,817,398

NET ASSETS Consist of:
Par value	$594	$143,350
Paid in capital in excess of par value	50,109,211	5,926,423,457
Undistributed net investment income (loss)	150,137	(33,060,100)
Accumulated net realized loss on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(28,816,532)	(2,108,749,176)
Net unrealized appreciation (depreciation) on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	398,502	(180,940,133)

NET ASSETS	$21,841,912	$3,603,817,398

Class A	$9,827,058	$1,389,747,526

Class I	$12,014,854	$2,214,069,872

SHARES OUTSTANDING (Note 8)
Class A	268,527	56,102,426

Class I	325,285	87,247,612

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$36.60	$24.77

Class I	$36.94	$25.38

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	99

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2012

	Artio	Artio
	International Equity II	Total Return Bond
ASSETS:
Investments in securities, at fair value including fair value of securities on loan of $124,822,983 and $0, respectively (Cost $2,704,441,243 and $1,944,243,721, respectively)	$2,772,661,543	$1,993,240,853
Repurchase agreements (Cost $39,125,749 and $242,251,070, respectively)	39,125,749	242,251,070
Foreign currency, at fair value (Cost $66,694,656 and $373,912, respectively)	67,147,695	374,302
Receivables:
Investments sold	65,454,375	20,943,672
Fund shares sold	1,971,822	7,652,700
Interest and dividends	16,228,412	14,315,749
Tax reclaims	2,310,227	—
Unrealized appreciation on forward foreign exchange contracts	1,685,463	3,025,645
Prepaid expense	137,153	66,509

Total Assets	2,966,722,439	2,281,870,500

LIABILITIES:
Payables:
Investments purchased	240,755	195,367,644
Fund shares repurchased	15,732,000	1,475,125
Collateral for securities loaned (Note 2)	132,322,491	—
Investment advisory fee (Note 3)	2,223,945	602,710
Unrealized depreciation on forward foreign exchange contracts	1,967,577	1,549,225
Accrued expenses and other payables	1,711,096	377,158

Total Liabilities	154,197,864	199,371,862

NET ASSETS	$2,812,524,575	$2,082,498,638

NET ASSETS Consist of:
Par value	$264,115	$151,415
Paid in capital in excess of par value	5,507,176,484	2,005,487,201
Undistributed net investment income (loss)	(714,953)	8,636,284
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(2,762,667,239)	17,899,910
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	68,466,168	50,323,828

NET ASSETS	$2,812,524,575	$2,082,498,638

Class A	$930,618,493	$262,771,353

Class I	$1,881,906,082	$1,819,727,285

SHARES OUTSTANDING (Note 8)
Class A	87,706,425	18,937,723

Class I	176,408,159	132,477,341

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$10.61	$13.88

Class I	$10.67	$13.74

See Notes to Financial Statements

100	Artio Global Funds ï 2012 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2012

	Artio	Artio
	Global High Income	Local Emerging Markets Debt
ASSETS:
Investments in securities, at fair value (Cost $3,147,934,945 and $19,920,172, respectively)	$3,153,022,298	$19,262,424
Repurchase agreements (Cost $11,646,163 and $2,292,017, respectively)	11,646,163	2,292,017
Cash	306,933	—
Cash on deposit for broker (Note 2)	5,460,000	—
Foreign currency, at fair value (Cost $15,856,841 and $2,034,823, respectively)	15,762,042	2,047,972
Receivables:
Investments sold	65,050,970	558,640
Fund shares sold	10,361,789	—
Interest and dividends	59,907,548	459,928
Unrealized appreciation on forward foreign exchange contracts	2,006,233	55,090
Open swaps agreements, at fair value (upfront payments paid $566,978 and $0, respectively)	1,453,926	8,065
Prepaid expense	117,604	841

Total Assets	3,325,095,506	24,684,977

LIABILITIES:
Payables:
Investments purchased	5,305,163	—
Fund shares repurchased	4,874,196	—
Collateral from broker	2,790,000	—
Investment advisory fee (Note 3)	1,948,582	26,205
Unrealized depreciation on forward foreign exchange contracts	3,940,999	48,687
Open swaps agreements, at fair value (upfront payments received $4,449,769 and $0, respectively)	3,138,469	—
Unfunded loan commitments (Note 2)	5,997,013	—
Accrued expenses and other payables	1,372,738	70,563

Total Liabilities	29,367,160	145,455

NET ASSETS	$3,295,728,346	$24,539,522

NET ASSETS Consist of:
Par value	$335,463	$2,517
Paid in capital in excess of par value	3,307,140,235	25,154,145
Undistributed net investment loss	(4,352,594)	(100,223)
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(6,471,954)	133,381
Net unrealized depreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(922,804)	(650,298)

NET ASSETS	$3,295,728,346	$24,539,522

Class A	$1,139,266,634	$11,201,505

Class I	$2,156,461,712	$13,338,017

SHARES OUTSTANDING (Note 8)
Class A	112,530,232	1,148,123

Class I	222,932,434	1,368,547

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$10.12	$9.76

Class I	$9.67	$9.75

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	101

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2012

	Artio	Artio
	U.S. Microcap	U.S. Smallcap
ASSETS:
Investments in securities, at fair value (Cost $11,921,945 and $89,926,391, respectively)	$13,401,739	$99,598,759
Repurchase agreements (Cost $840,776 and $4,069,816, respectively)	840,776	4,069,816
Receivables:
Investments sold	280,692	1,124,836
Fund shares sold	85,914	442,401
Interest and dividends	—	5,077
Prepaid expense	425	3,206

Total Assets	14,609,546	105,244,095

LIABILITIES:
Payables:
Investments purchased	806,866	4,211,143
Fund shares repurchased	541	95,269
Investment advisory fee (Note 3)	5,362	74,006
Accrued expenses and other payables	47,989	107,611

Total Liabilities	860,758	4,488,029

NET ASSETS	$13,748,788	$100,756,066

NET ASSETS Consist of:
Par value	$1,234	$9,230
Paid in capital in excess of par value	12,792,255	90,105,837
Undistributed net investment income (loss)	(70,034)	265,869
Accumulated net realized gain (loss) on investments sold	(454,461)	702,762
Net unrealized appreciation on investments	1,479,794	9,672,368

NET ASSETS	$13,748,788	$100,756,066

Class A	$3,668,929	$23,554,055

Class I	$10,079,859	$77,202,011

SHARES OUTSTANDING (Note 8)
Class A	332,728	2,173,620

Class I	901,568	7,056,810

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$11.03	$10.84

Class I	$11.18	$10.94

See Notes to Financial Statements

102	Artio Global Funds ï 2012 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2012

	Artio	Artio
	U.S. Midcap	U.S. Multicap
ASSETS:
Investments in securities, at fair value (Cost $7,549,013 and $3,236,845, respectively)	$8,631,029	$4,030,123
Repurchase agreements (Cost $0 and $162,759, respectively)	—	162,759
Cash	91,849	—
Receivables:
Investments sold	71,141	—
Fund shares sold	42,344	429
Dividends receivable	3,203	1,818
Receivable from advisor—net (Note 3)	1,863	5,889
Prepaid expense	188	157

Total Assets	8,841,617	4,201,175

LIABILITIES:
Payables:
Investments purchased	71,006	99,802
Fund shares repurchased	35,438	—
Accrued expenses and other payables	47,356	44,404

Total Liabilities	153,800	144,206

NET ASSETS	$8,687,817	$4,056,969

NET ASSETS Consist of:
Par value	$783	$413
Paid in capital in excess of par value	7,653,239	3,337,257
Undistributed net investment loss	(768)	(2,627)
Accumulated net realized loss on investments sold	(47,453)	(71,352)
Net unrealized appreciation on investments	1,082,016	793,278

NET ASSETS	$8,687,817	$4,056,969

Class A	$4,096,753	$648,287

Class I	$4,591,064	$3,408,682

SHARES OUTSTANDING (Note 8)
Class A	371,476	66,671

Class I	411,780	346,483

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$11.03	$9.72

Class I	$11.15	$9.84

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	103

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2012

	Artio	Artio
	Global Equity	International Equity
INVESTMENT INCOME:
Interest	$60	$3,341
Securities lending income	58	722,078
Dividends, from unaffiliated issuers††	386,925	42,702,349
Dividends, from affiliated issuers†††	—	2,442,411

Total investment income	387,043	45,870,179

EXPENSES:
Investment advisory fee (Note 3)	176,724	19,724,915
Custody fees	27,136	629,007
Administration fees	7,392	746,006
Professional fees	17,954	379,713
Trustees’ fees and expenses	1,734	147,464
Registration and filing fees	35,562	66,468
Shareholder reports	20,192	369,504
Insurance premium expense	1,113	130,156
Interest expense	1,413	55,859
Commitment fee	1,257	50,223
Compliance expense	43	19,307
Miscellaneous fees	3,740	267,610

Total expenses common to all classes	294,260	22,586,232

Transfer agent fees
Class A	7,662	107,367
Class I	580	38,201
Distribution and shareholder servicing fees (Note 4)
Class A	12,410	2,055,762

Total gross expenses	314,912	24,787,562

Custody offset arrangement (Note 3)	(2,734)	(406,130)
Expenses reimbursed by investment adviser (Note 3) (1)	(74,293)	—
Expenses waived by investment adviser (Note 3)	(982)	(109,583)

Net expenses	236,903	24,271,849

NET INVESTMENT INCOME	150,140	21,598,330

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	790,056	(127,892,100)
Financial futures contracts and synthetic futures	(12)	(5,621,237)
Swap contracts	—	(9,577)
Forward foreign exchange contracts	28,838	3,379,038
Foreign currency transactions	14,139	(7,171,215)

Net realized gain (loss) on investments	833,021	(137,315,091)

Net change in unrealized appreciation (depreciation) on:
Investments	2,302,301	137,416,443
Financial futures contracts and synthetic futures	—	(3,023,038)
Forward foreign exchange contracts	59,112	15,355,133
Foreign currency transactions	(20,388)	(3,365,805)

Net change in unrealized appreciation of investments	2,341,025	146,382,733

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,174,046	9,067,642

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,324,186	$30,665,972

††	Net of foreign withholding taxes of $19,940 and $3,762,666 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
†††	Net of foreign withholding taxes of $0 and $23,574 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
(1)	The expenses reimbursed on Artio Global Equity Fund Inc. for Class A and Class I were $(25,961) and $(48,332), respectively.

See Notes to Financial Statements

104	Artio Global Funds ï 2012 Semi-Annual Report

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2012

	Artio	Artio
	International Equity II	Total Return Bond
INVESTMENT INCOME:
Interest	$2,814	$32,114,640
Securities lending income	662,772	—
Dividends††	36,139,009	—

Total investment income	36,804,595	32,114,640

EXPENSES:
Investment advisory fee (Note 3)	16,527,036	3,285,642
Custody fees	411,652	162,126
Administration fees	770,699	14,824
Professional fees	328,268	116,559
Trustees’ fees and expenses	121,175	81,048
Registration and filing fees	78,702	66,765
Shareholder reports	470,375	146,949
Insurance premium expense	111,655	43,437
Interest expense	83,366	—
Commitment fee	50,231	12,559
Compliance expense	15,581	7,827
Miscellaneous fees	83,435	24,303

Total expenses common to all classes	19,052,175	3,962,039

Transfer agent fees
Class A	221,272	25,234
Class I	314,959	14,095
Distribution and shareholder servicing fees (Note 4)
Class A	1,340,817	331,903

Total gross expenses	20,929,223	4,333,271

Custody offset arrangement (Note 3)	(361,281)	(36,941)
Recoupment of expenses previously assumed by investment adviser (Note 3) (1)	—	24,821
Expenses waived by investment adviser (Note 3)	(91,817)	(46,938)

Net expenses	20,476,125	4,274,213

NET INVESTMENT INCOME	16,328,470	27,840,427

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(22,579,775)	27,322,957
Financial futures contracts and synthetic futures	(3,026,169)	(385)
Swap contracts	(8,601)	—
Forward foreign exchange contracts	6,321,483	(9,064,304)
Foreign currency transactions	(6,339,803)	432,409

Net realized gain (loss) on investments	(25,632,865)	18,690,677

Net change in unrealized appreciation (depreciation) on:
Investments	42,796,164	4,810,191
Financial futures contracts and synthetic futures	(1,960,302)	—
Forward foreign exchange contracts	13,313,171	9,196,632
Foreign currency transactions	(2,308,045)	(9,345)

Net change in unrealized appreciation of investments	51,840,988	13,997,478

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	26,208,123	32,688,155

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,536,593	$60,528,582

††	Net of foreign withholding taxes of $3,281,473 and $0 for the Artio International Equity Fund II and Artio Total Return Bond Fund, respectively.
(1)	The expenses recouped on Artio Total Return Bond Fund for Class A and Class I were $5,926 and $18,895, respectively.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	105

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2012

	Artio	Artio
	Global High Income	Local Emerging Markets Debt
INVESTMENT INCOME:
Interest†	$135,608,239	$590,318
Dividends	1,473,843	—

Total investment income	137,082,082	590,318

EXPENSES:
Investment advisory fee (Note 3)	10,804,210	83,209
Custody fees	309,617	28,771
Administration fees	5,354	1,396
Professional fees	196,537	33,605
Trustees’ fees and expenses	125,202	979
Registration and filing fees	155,470	29,383
Shareholder reports	312,307	1,274
Insurance premium expense	76,550	475
Interest expense	2,018	—
Commitment fee	126,218	—
Compliance expense	13,818	79
Miscellaneous fees	45,283	1,257

Total expenses common to all classes	12,172,584	180,428

Transfer agent fees
Class A	196,110	129
Class I	139,233	131
Distribution and shareholder servicing fees (Note 4)
Class A	1,450,731	13,594

Total gross expenses	13,958,658	194,282

Custody offset arrangement (Note 3)	(212,303)	(15,733)
Expenses reimbursed by investment adviser (Note 3) (1)	(59,183)	(69,051)
Expenses waived by investment adviser (Note 3)	(83,109)	—

Net expenses	13,604,063	109,498

NET INVESTMENT INCOME	123,478,019	480,820

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments††††	(23,672,946)	52,576
Financial futures contracts and synthetic futures	—	12,125
Swap contracts	208,508	(7)
Forward foreign exchange contracts	21,169,863	59,221
Foreign currency transactions	(2,746,030)	(3,853)

Net realized gain (loss) on investments	(5,040,605)	120,062

Net change in unrealized appreciation (depreciation) on:
Investments†††††	51,214,235	(14,864)
Financial futures contracts and synthetic futures	—	(1,552)
Swap contracts	(274,893)	8,065
Forward foreign exchange contracts	(4,747,188)	66,066
Foreign currency transactions	738,361	(16,070)

Net change in unrealized appreciation of investments	46,930,515	41,645

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	41,889,910	161,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,367,929	$642,527

See Notes to Financial Statements

106	Artio Global Funds ï 2012 Semi-Annual Report

†	Net of foreign withholding taxes of $75,382 and $3,274 for the Artio Global High Income Fund and Artio Local Emerging Markets Debt Fund, respectively.
††††	Net of foreign capital gains tax of $305,430 and $0 for the Artio Global High Income Fund and Artio Local Emerging Markets Debt Fund, respectively.
†††††	Net of foreign capital gains tax of $122,473 and $0 for the Artio Global High Income Fund and Artio Local Emerging Markets Debt Fund, respectively.
(1)	The expenses reimbursed on Artio Global High Income Fund for Class A and Class I were $(59,183) and $0, respectively. The expenses reimbursed on Artio Local Emerging Markets Debt Fund for Class A and Class I were $(30,981) and $(38,070), respectively.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	107

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2012

	Artio	Artio
	U.S. Microcap	U.S. Smallcap
INVESTMENT INCOME:
Interest	$13	$98
Dividends	50,552	860,655

Total investment income	50,565	860,753

EXPENSES:
Investment advisory fee (Note 3)	76,614	424,305
Custody fees	6,173	11,124
Administration fees	606	782
Professional fees	12,129	15,945
Trustees’ fees and expenses	374	3,286
Registration and filing fees	48,331	48,709
Shareholder reports	1,602	18,414
Insurance premium expense	285	2,066
Interest expense	82	580
Commitment fee	251	1,256
Compliance expense	11	82
Miscellaneous fees	1,113	1,960

Total expenses common to all classes	147,571	528,509

Transfer agent fees
Class A	3,411	4,691
Class I	148	116,984
Distribution and shareholder servicing fees (Note 4)
Class A	3,788	28,596

Total gross expenses	154,918	678,780

Custody offset arrangement (Note 3)	(2)	(11)
Recoupment of expenses previously assumed by investment adviser (Note 3)	—	3,707
Expenses reimbursed by investment adviser (Note 3) (1)	(58,048)	(109,395)
Expenses waived by investment adviser (Note 3)	(306)	(2,233)

Net expenses	96,562	570,848

NET INVESTMENT INCOME (LOSS)	(45,997)	289,905

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(181,427)	2,288,309

Net realized gain (loss) on investments	(181,427)	2,288,309

Net change in unrealized appreciation on:
Investments	1,535,975	8,098,786

Net change in unrealized appreciation of investments	1,535,975	8,098,786

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,354,548	10,387,095

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,308,551	$10,677,000

(1)	The expenses reimbursed on Artio U.S. Microcap Fund for Class A and Class I were $(16,306) and $(41,742), respectively. The expenses reimbursed on Artio U.S. Smallcap for Class A and Class I were $0 and $(109,395), respectively.

See Notes to Financial Statements

108	Artio Global Funds ï 2012 Semi-Annual Report

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2012

	Artio	Artio
	U.S. Midcap	U.S. Multicap
INVESTMENT INCOME:
Interest	$11	$2
Dividends††	59,971	38,889

Total investment income	59,982	38,891

EXPENSES:
Investment advisory fee (Note 3)	26,216	15,147
Custody fees	6,107	5,536
Administration fees	722	673
Professional fees	11,804	11,745
Trustees’ fees and expenses	226	151
Registration and filing fees	46,873	45,980
Shareholder reports	478	345
Insurance premium expense	130	123
Interest expense	8	95
Commitment fee	251	251
Compliance expense	5	4
Miscellaneous fees	1,043	1,023

Total expenses common to all classes	93,863	81,073

Transfer agent fees
Class A	80	82
Class I	26	17
Distribution and shareholder servicing fees (Note 4)
Class A	3,817	753

Total gross expenses	97,786	81,925

Custody offset arrangement (Note 3)	(2)	(6)
Expenses reimbursed by investment adviser (Note 3) (1)	(58,625)	(60,629)
Expenses waived by investment adviser (Note 3)	(164)	(101)

Net expenses	38,995	21,189

NET INVESTMENT INCOME	20,987	17,702

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(9,934)	9,723

Net realized gain (loss) on investments	(9,934)	9,723

Net change in unrealized appreciation on:
Investments	522,271	408,845

Net change in unrealized appreciation of investments	522,271	408,845

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	512,337	418,568

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$533,324	$436,270

††	Net of foreign withholding taxes of $36 and $232 for the Artio U.S. Midcap Fund and Artio U.S. Multicap Fund, respectively.
(1)	The expenses reimbursed on Artio U.S. Midcap Fund for Class A and Class I were $(26,858) and $(31,767), respectively. The expenses reimbursed on Artio U.S. Multicap Fund for Class A and Class I were $(9,003) and $(51,626), respectively.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	109

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Artio Global Equity Fund Inc.

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2012	October 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$150,140	$(7,904)
Net realized gain on investments	833,021	6,062,681
Net change in unrealized appreciation (depreciation) of investments	2,341,025	(9,298,631)

Net increase (decrease) in net assets resulting from operations	3,324,186	(3,243,854)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class I	(25,087)	(97,512)

Total distributions to shareholders	(25,087)	(97,512)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	433,712	1,558,350
Class I	882,556	9,747,908
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class I	23,999	81,615
Cost of shares redeemed
Class A	(1,605,602)	(2,848,550)
Class I	(28,266,319)	(33,779,823)

Net decrease from Fund share transactions	(28,531,654)	(25,240,500)

Net decrease in net assets	(25,232,555)	(28,581,866)

NET ASSETS
Beginning of period	47,074,467	75,656,333

End of period (including accumulated net investment income of $150,137 and $25,084, respectively)	$21,841,912	$47,074,467

See Notes to Financial Statements

110	Artio Global Funds ï 2012 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio International Equity Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2012	October 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,598,330	$69,429,752
Net realized gain (loss) on investments	(137,315,091)	477,185,974
Net change in unrealized appreciation (depreciation) of investments	146,382,733	(1,466,650,480)

Net increase (decrease) in net assets resulting from operations	30,665,972	(920,034,754)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(29,892,906)	(61,880,801)
Class I	(58,773,313)	(112,081,692)

Total distributions to shareholders	(88,666,219)	(173,962,493)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	73,872,010	182,378,660
Class I	171,463,045	611,136,339
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	29,284,391	60,491,810
Class I	54,098,838	99,772,000
Cost of shares redeemed
Class A	(762,334,778)	(1,502,926,212)
Class I	(1,651,819,649)	(2,092,546,387)

Net decrease from Fund share transactions	(2,085,436,143)	(2,641,693,790)

Net decrease in net assets	(2,143,436,390)	(3,735,691,037)

NET ASSETS
Beginning of period	5,747,253,788	9,482,944,825

End of period (including accumulated net investment (loss) income of $(33,060,100) and $34,007,789, respectively)	$3,603,817,398	$5,747,253,788

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	111

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio International Equity Fund II

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2012	October 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,328,470	$55,710,626
Net realized gain (loss) on investments	(25,632,865)	437,367,835
Net change in unrealized appreciation (depreciation) of investments	51,840,988	(1,302,788,917)

Net increase (decrease) in net assets resulting from operations	42,536,593	(809,710,456)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(17,413,839)	(40,271,795)
Class I	(51,533,615)	(130,378,430)

Total distributions to shareholders	(68,947,454)	(170,650,225)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	123,724,775	379,519,427
Class I	202,986,145	1,302,863,174
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	15,787,932	37,982,653
Class I	36,277,359	90,114,958
Cost of shares redeemed
Class A	(522,392,586)	(1,019,183,514)
Class I	(1,994,514,678)	(3,345,146,745)

Net decrease from Fund share transactions	(2,138,131,053)	(2,553,850,047)

Net decrease in net assets	(2,164,541,914)	(3,534,210,728)

NET ASSETS
Beginning of period	4,977,066,489	8,511,277,217

End of period (including accumulated net investment (loss) income of $(714,953) and $51,904,031, respectively)	$2,812,524,575	$4,977,066,489

See Notes to Financial Statements

112	Artio Global Funds ï 2012 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio Total Return Bond Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2012	October 31, 2011
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$27,840,427	$61,376,952
Net realized gain on investments	18,690,677	55,119,871
Net change in unrealized appreciation (depreciation) of investments	13,997,478	(37,124,183)

Net increase in net assets resulting from operations	60,528,582	79,372,640

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(6,050,610)	(9,152,645)
Class I	(41,758,417)	(46,689,863)
Distributions from realized gain
Class A	(4,921,570)	(9,906,333)
Class I	(28,592,546)	(40,537,488)

Total distributions to shareholders	(81,323,143)	(106,286,329)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	61,450,078	81,405,079
Class I	452,762,522	740,726,890
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	10,426,123	18,064,838
Class I	59,883,102	61,874,229
Cost of shares redeemed
Class A	(77,805,006)	(142,154,906)
Class I	(173,600,607)	(588,446,182)

Net increase from Fund share transactions	333,116,212	171,469,948

Net increase in net assets	312,321,651	144,556,259

NET ASSETS
Beginning of period	1,770,176,987	1,625,620,728

End of period (including undistributed net investment income of $8,636,284 and $28,604,884, respectively)	$2,082,498,638	$1,770,176,987

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	113

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio Global High Income Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2012	October 31, 2011
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$123,478,019	$247,699,908
Net realized gain (loss) on investments	(5,040,605)	36,410,798
Net change in unrealized appreciation (depreciation) of investments	46,930,515	(244,929,580)

Net increase in net assets resulting from operations	165,367,929	39,181,126

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(42,015,953)	(96,064,711)
Class I	(86,691,897)	(161,805,050)
Distributions from realized gain
Class A	(18,379,136)	(31,214,490)
Class I	(33,347,756)	(50,838,415)

Total distributions to shareholders	(180,434,742)	(339,922,666)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	217,098,146	916,645,209
Class I	835,044,086	1,191,023,033
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	54,089,867	113,823,044
Class I	58,112,021	137,936,367
Cost of shares redeemed
Class A	(434,988,188)	(830,599,559)
Class I	(805,023,623)	(938,096,095)

Net increase (decrease) from Fund share transactions	(75,667,691)	590,731,999

Net increase (decrease) in net assets	(90,734,504)	289,990,459

NET ASSETS
Beginning of period	3,386,462,850	3,096,472,391

End of period (including accumulated net investment (loss) income of $(4,352,594) and $877,237, respectively)	$3,295,728,346	$3,386,462,850

See Notes to Financial Statements

114	Artio Global Funds ï 2012 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio Local Emerging Markets Debt Fund

	For the Six Months	For the Period
	Ended	Ended
	April 30, 2012	October 31, 2011 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$480,820	$425,529
Net realized gain (loss) on investments	120,062	(69,770)
Net change in unrealized appreciation (depreciation) of investments	41,645	(691,943)

Net increase (decrease) in net assets resulting from operations	642,527	(336,184)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(209,095)	(192,861)
Class I	(281,000)	(234,045)
Distributions from realized gain
Class A	(4,887)	—
Class I	(5,766)	—

Total distributions to shareholders	(500,748)	(426,906)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	20,250	11,044,700
Class I	171,375	13,061,000
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	213,982	192,861
Class I	286,766	234,045
Cost of shares redeemed
Class A	—	(2,488)
Class I	(40,462)	(21,196)

Net increase from Fund share transactions	651,911	24,508,922

Net increase in net assets	793,690	23,745,832

NET ASSETS
Beginning of period	23,745,832	—

End of period (including accumulated net investment loss of $(100,223) and $(90,948), respectively)	$24,539,522	$23,745,832

(1)	Commenced operations on May 24, 2011.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	115

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Microcap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2012	October 31, 2011
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(45,997)	$(114,762)
Net realized gain (loss) on investments	(181,427)	1,653,059
Net change in unrealized appreciation (depreciation) of investments	1,535,975	(1,214,040)

Net increase in net assets resulting from operations	1,308,551	324,257

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from realized gain
Class A	(199,312)	—
Class I	(640,905)	—

Total distributions to shareholders	(840,217)	—

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	1,310,514	8,548,922
Class I	1,779,277	8,864,370
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	190,686	—
Class I	365,640	—
Cost of shares redeemed
Class A	(1,135,627)	(10,175,893)
Class I	(1,606,602)	(6,211,705)

Net increase from Fund share transactions	903,888	1,025,694

Net increase in net assets	1,372,222	1,349,951

NET ASSETS
Beginning of period	12,376,566	11,026,615

End of period (including accumulated net investment loss of $(70,034) and $(24,037), respectively)	$13,748,788	$12,376,566

See Notes to Financial Statements

116	Artio Global Funds ï 2012 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Smallcap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2012	October 31, 2011
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$289,905	$(542,621)
Net realized gain on investments	2,288,309	10,277,024
Net change in unrealized appreciation (depreciation) of investments	8,098,786	(4,716,736)

Net increase in net assets resulting from operations	10,677,000	5,017,667

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from realized gain
Class A	(2,239,009)	—
Class I	(6,189,086)	—

Total distributions to shareholders	(8,428,095)	—

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	5,430,096	17,610,557
Class I	21,384,154	20,298,160
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	2,194,073	—
Class I	5,306,524	—
Cost of shares redeemed
Class A	(9,217,731)	(21,275,362)
Class I	(10,668,175)	(20,797,307)

Net increase (decrease) from Fund share transactions	14,428,941	(4,163,952)

Net increase in net assets	16,677,846	853,715

NET ASSETS
Beginning of period	84,078,220	83,224,505

End of period (including accumulated net investment income (loss) of $265,869 and $(24,036), respectively)	$100,756,066	$84,078,220

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	117

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Midcap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2012	October 31, 2011
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,987	$(26,982)
Net realized gain (loss) on investments	(9,934)	1,465,997
Net change in unrealized appreciation (depreciation) of investments	522,271	(45,523)

Net increase in net assets resulting from operations	533,324	1,393,492

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from realized gain
Class A	(333,082)	—
Class I	(413,644)	—

Total distributions to shareholders	(746,726)	—

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	2,458,207	1,966,289
Class I	1,791,774	2,565,421
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	329,104	—
Class I	378,937	—
Cost of shares redeemed
Class A	(795,001)	(3,694,162)
Class I	(213,583)	(3,629,581)

Net increase (decrease) from Fund share transactions	3,949,438	(2,792,033)

Net increase (decrease) in net assets	3,736,036	(1,398,541)

NET ASSETS
Beginning of period	4,951,781	6,350,322

End of period (including accumulated net investment loss of $(768) and $(21,755), respectively)	$8,687,817	$4,951,781

See Notes to Financial Statements

118	Artio Global Funds ï 2012 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Multicap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2012	October 31, 2011
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,702	$9,844
Net realized gain on investments	9,723	2,035,293
Net change in unrealized appreciation (depreciation) of investments	408,845	(763,239)

Net increase in net assets resulting from operations	436,270	1,281,898

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	—	(170)
Class I	—	(12,507)
Distributions from realized gain
Class A	(122,713)	—
Class I	(725,579)	—

Total distributions to shareholders	(848,292)	(12,677)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	173,982	1,068,851
Class I	247,037	1,742,157
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	119,494	10
Class I	723,345	5,971
Cost of shares redeemed
Class A	(146,090)	(4,034,670)
Class I	(915,083)	(4,140,011)

Net increase (decrease) from Fund share transactions	202,685	(5,357,692)

Net decrease in net assets	(209,337)	(4,088,471)

NET ASSETS
Beginning of period	4,266,306	8,354,777

End of period (including distributions in excess of net investment income of $(2,627) and $(20,329), respectively)	$4,056,969	$4,266,306

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	119

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global Equity Fund Inc.
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009	2008	2007
Net Asset Value, beginning of period	$33.90		$36.70		$32.55		$27.23	$47.02	$38.23

Income (loss) from investment operations:
Net investment income (loss) (2)	0.11		(0.08)		(0.01)		0.27	0.32	0.33
Net realized and unrealized gain (loss) on investments	2.59		(2.72)		5.05		5.15	(20.03)	8.46

Total income (loss) from investment operations	2.70		(2.80)		5.04		5.42	(19.71)	8.79

Less distributions:
From net investment income	—		—		(0.89)		(0.10)	(0.08)	—

Total Distributions	—		—		(0.89)		(0.10)	(0.08)	—

Net Asset Value, end of period	$36.60		$33.90		$36.70		$32.55	$27.23	$47.02

Total Return	7.93	%(3)	(7.60)%		15.65%		19.94%	(42.00)%	23.02%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$9,827		$10,223		$12,302		$17,703	$16,045	$38,995

Ratio of net investment income (loss) to average net assets	0.65	%(4)	(0.21)%		(0.04)%		0.99%	0.79%	0.78%
Ratio of net expenses to average net assets (1)(5)	1.41	%(4)(7)	1.40	%(6)	1.40	%(6)	1.40%	1.45%	1.42%
Ratio of net expenses to average net assets (1)	1.40	%(4)(7)	1.40	%(6)	1.40	%(6)	1.40%	1.40%	1.40%

Portfolio turnover rate	56	%(3)	147%		195%		320%	200%	185%

(1) The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such an action not been taken, the operating expenses ratios would have been:
Ratio of gross expenses to average net assets (5)	1.94	%(4)(7)	1.79	%(6)	1.78	%(6)	1.89%	1.75%	1.99%
Ratio of gross expenses to average net assets	1.93	%(4)(7)	1.79	%(6)	1.78	%(6)	1.89%	1.70%	1.97%

(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements.
(6)	Includes interest expense that amounts to less than 0.01%.
(7)	Includes interest expense that amounts to 0.01%.

See Notes to Financial Statements

120	Artio Global Funds ï 2012 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global Equity Fund Inc.
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009	2008	2007
Net Asset Value, beginning of period	$34.20		$37.01		$32.80		$27.55	$47.45	$38.48

Income (loss) from investment operations:
Net investment income (2)	0.14		0.01		0.07		0.35	0.39	0.46
Net realized and unrealized gain (loss) on investments	2.62		(2.74)		5.09		5.17	(20.10)	8.51

Total income (loss) from investment operations	2.76		(2.73)		5.16		5.52	(19.71)	8.97

Less distributions:
From net investment income	(0.02)		(0.08)		(0.95)		(0.27)	(0.19)	—

Total Distributions	(0.02)		(0.08)		(0.95)		(0.27)	(0.19)	—

Net Asset Value, end of period	$36.94		$34.20		$37.01		$32.80	$27.55	$47.45

Total Return	8.09	%(3)	(7.40)%		15.94%		20.23%	(41.68)%	23.31%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$12,015		$36,851		$63,354		$50,021	$47,518	$74,033

Ratio of net investment income to average net assets	0.80	%(4)	0.04%		0.21%		1.27%	0.98%	1.08%
Ratio of net expenses to average net assets (1)(5)	1.15	%(4)(6)	1.15	%(7)	1.15	%(7)	1.15%	1.20%	1.17%
Ratio of net expenses to average net assets (1)	1.14	%(4)(6)	1.15	%(7)	1.15	%(7)	1.15%	1.15%	1.15%

Portfolio turnover rate	56	%(3)	147%		195%		320%	200%	185%

(1) The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such an action not been taken, the operating expenses ratios would have been:
Ratio of gross expenses to average net assets (5)	1.49	%(4)(6)	1.42	%(7)	1.44	%(7)	1.50%	1.45%	1.65%
Ratio of gross expenses to average net assets	1.48	%(4)(6)	1.42	%(7)	1.44	%(7)	1.50%	1.40%	1.63%

(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements.
(6)	Includes interest expense that amounts to 0.01%.
(7)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	121

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009		2008		2007
Net Asset Value, beginning of period	$24.55		$28.87		$28.20		$24.46	†	$51.95		$43.09

Income (loss) from investment operations:
Net investment income (1)	0.10		0.19		0.27		0.26		0.52		0.71
Net realized and unrealized gain (loss) on investments	0.51		(4.00)		2.48		3.94		(22.03)		12.60

Total income (loss) from investment operations	0.61		(3.81)		2.75		4.20		(21.51)		13.31

Less distributions:
From net investment income	(0.39)		(0.51)		(2.08)		(0.46)		(0.72)		(0.28)
From net realized gains on investments	—		—		—		—		(5.26)		(4.17)

Total Distributions	(0.39)		(0.51)		(2.08)		(0.46)		(5.98)		(4.45)

Net Asset Value, end of period	$24.77		$24.55		$28.87		$28.20		$24.46	†	$51.95

Total Return	2.72	%(2)	(13.49)%		10.06%		17.62%		(46.49)%		33.33%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,389,748		$2,059,255		$3,692,638		$4,368,400		$4,884,851		$11,619,663

Ratio of net investment income to average net assets	0.83	%(3)	0.65%		1.00%		1.09%		1.31%		1.54%
Ratio of net expenses to average net assets (4)	1.29	%(3)(5)	1.29	%(5)	1.28	%(5)	1.26%		1.22%		1.24%
Ratio of net expenses to average net assets	1.27	%(3)(5)(6)	1.29	%(5)(6)	1.28	%(5)(6)	1.21	%(6)	1.13	%(6)	1.19%

Portfolio turnover rate	14	%(2)	41%		105%		201%		55%		51%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 1.28%, 1.30%, 1.28%, 1.21% and 1.13% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009 and 2008, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund Class A shares was $24.44. The NAV above has been restated to correct an error which was identified subsequent to the close of the fiscal year.

See Notes to Financial Statements

122	Artio Global Funds ï 2012 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009		2008		2007
Net Asset Value, beginning of period	$25.20		$29.64		$28.89		$25.09	†	$53.15		$43.97

Income (loss) from investment operations:
Net investment income (1)	0.13		0.28		0.35		0.33		0.63		0.85
Net realized and unrealized gain (loss) on investments	0.53		(4.13)		2.55		4.03		(22.60)		12.88

Total income (loss) from investment operations	0.66		(3.85)		2.90		4.36		(21.97)		13.73

Less distributions:
From net investment income	(0.48)		(0.59)		(2.15)		(0.56)		(0.83)		(0.38)
From net realized gains on investments	—		—		—		—		(5.26)		(4.17)

Total Distributions	(0.48)		(0.59)		(2.15)		(0.56)		(6.09)		(4.55)

Net Asset Value, end of period	$25.38		$25.20		$29.64		$28.89		$25.09	†	$53.15

Total Return	2.88	%(2)	(13.31)%		10.37%		17.91%		(46.37)%		33.65%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,214,070		$3,687,999		$5,790,307		$6,389,926		$6,878,409		$15,310,511

Ratio of net investment income to average net assets	1.08	%(3)	0.95%		1.26%		1.36%		1.56%		1.81%
Ratio of net expenses to average net assets (4)	1.03	%(3)(5)	1.05	%(5)	1.02	%(5)	1.01%		0.98%		0.99%
Ratio of net expenses to average net assets	1.01	%(3)(5)(6)	1.05	%(5)(6)	1.02	%(5)(6)	0.95	%(6)	0.89	%(6)	0.94%

Portfolio turnover rate	14	%(2)	41%		105%		201%		55%		51%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 1.01%, 1.05%, 1.02%, 0.95% and 0.89% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009 and 2008, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund Class I shares was $25.07. The NAV above was restated to correct an error which was identified subsequent to the close of the fiscal year end.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	123

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund II
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009	2008	2007
Net Asset Value, beginning of period	$10.46		$12.18		$11.62		$10.15 †	$18.31	$14.07

Income (loss) from investment operations:
Net investment income (1)	0.04		0.07		0.11		0.09	0.19	0.31
Net realized and unrealized gain (loss) on investments	0.26		(1.56)		1.00		1.71	(7.94)	4.01

Total income (loss) from investment operations	0.30		(1.49)		1.11		1.80	(7.75)	4.32

Less distributions:
From net investment income	(0.15)		(0.23)		(0.55)		(0.33)	(0.14)	(0.03)
From net realized gains on investments	—		—		—		—	(0.27)	(0.05)

Total Distributions	(0.15)		(0.23)		(0.55)		(0.33)	(0.41)	(0.08)

Net Asset Value, end of period	$10.61		$10.46		$12.18		$11.62	$10.15 †	$18.31

Total Return	3.14	%(2)	(12.61)%		9.75%		18.23%	(43.18)%	30.89%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$930,618		$1,310,435		$2,156,072		$2,146,222	$1,309,002	$1,980,188

Ratio of net investment income to average net assets	0.78	%(3)	0.54%		0.98%		0.87%	1.25%	1.93%
Ratio of net expenses to average net assets (4)	1.33	%(3)(5)	1.28	%(5)	1.29	%(5)	1.27%	1.28%	1.31%
Ratio of net expenses to average net assets (6)	1.31	%(3)(5)	1.28	%(5)	1.28	%(5)	1.24%	1.21%	1.29%

Portfolio turnover rate	14	%(2)	51%		123%		205%	89%	64%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 1.31%, 1.29%, 1.28%, 1.25%, 1.21% and 1.28% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund II Class A shares was $10.16.

See Notes to Financial Statements

124	Artio Global Funds ï 2012 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund II
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009	2008	2007
Net Asset Value, beginning of period	$10.54		$12.27		$11.70		$10.22 †	$18.42	$14.14

Income (loss) from investment operations:
Net investment income (1)	0.05		0.10		0.14		0.12	0.23	0.37
Net realized and unrealized gain (loss) on investments	0.27		(1.57)		1.01		1.72	(7.99)	4.02

Total income (loss) from investment operations	0.32		(1.47)		1.15		1.84	(7.76)	4.39

Less distributions:
From net investment income	(0.19)		(0.26)		(0.58)		(0.36)	(0.17)	(0.06)
From net realized gains on investments	—		—		—		—	(0.27)	(0.05)

Total Distributions	(0.19)		(0.26)		(0.58)		(0.36)	(0.44)	(0.11)

Net Asset Value, end of period	$10.67		$10.54		$12.27		$11.70	$10.22 †	$18.42

Total Return	3.24	%(2)	(12.31)%		9.99%		18.59%	(43.03)%	31.15%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,881,906		$3,666,631		$6,355,205		$6,985,273	$5,218,728	$7,753,276

Ratio of net investment income to average net assets	0.93	%(3)	0.79%		1.23%		1.18%	1.48%	2.28%
Ratio of net expenses to average net assets (4)	1.06	%(3)(5)	1.04	%(5)	1.05	%(5)	1.02%	1.00%	1.03%
Ratio of net expenses to average net assets (6)	1.04	%(3)(5)	1.04	%(5)	1.04	%(5)	0.98%	0.93%	1.01%

Portfolio turnover rate	14	%(2)	51%		123%		205%	89%	64%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 1.04%, 1.04%, 1.04%, 0.99%, 0.93% and 1.01% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund II Class I shares was $10.23.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	125

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Total Return Bond Fund
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$14.02		$14.24	$13.51	$12.21	$13.41	$13.08

Income (loss) from investment operations:
Net investment income (1)	0.19		0.55	0.52	0.51	0.57	0.57
Net realized and unrealized gain (loss) on investments	0.25		0.18	0.69	1.54	(1.07)	0.29

Total income (loss) from investment operations	0.44		0.73	1.21	2.05	(0.50)	0.86

Less distributions:
From net investment income	(0.32)		(0.47)	(0.48)	(0.62)	(0.70)	(0.53)
From net realized gains on investments	(0.26)		(0.48)	—	(0.13)	—	—

Total Distributions	(0.58)		(0.95)	(0.48)	(0.75)	(0.70)	(0.53)

Net Asset Value, end of period	$13.88		$14.02	$14.24	$13.51	$12.21	$13.41

Total Return	3.17	%(2)	5.49%	9.16%	17.27%	(4.01)%	6.75%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$262,771		$271,444	$319,782	$331,224	$302,869	$148,603

Ratio of net investment income to average net assets	2.74	%(3)	3.96%	3.77%	3.98%	4.27%	4.34%
Ratio of net expenses to average net assets (4)	0.69	%(3)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net expenses to average net assets (5)	0.69	%(3)	0.69%	0.69%	0.69%	0.69%	0.69%

Portfolio turnover rate (6)	127	%(2)	219%	193%	289%	341%	433%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 0.69%, 0.71%, 0.70%, 0.69%, 0.72% and 0.81% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(6)	The portfolio turnover rate not including TBA transactions was 87%, 180%, 164%, 159%, 238% and 220% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements

126	Artio Global Funds ï 2012 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Total Return Bond Fund
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$13.91		$14.16	$13.47	$12.20	$13.43	$13.12

Income (loss) from investment operations:
Net investment income (1)	0.21		0.58	0.55	0.54	0.57	0.61
Net realized and unrealized gain (loss) on investments	0.24		0.18	0.69	1.53	(1.04)	0.29

Total income (loss) from investment operations	0.45		0.76	1.24	2.07	(0.47)	0.90

Less distributions:
From net investment income	(0.36)		(0.53)	(0.55)	(0.67)	(0.76)	(0.59)
From net realized gains on investments	(0.26)		(0.48)	—	(0.13)	—	—

Total Distributions	(0.62)		(1.01)	(0.55)	(0.80)	(0.76)	(0.59)

Net Asset Value, end of period	$13.74		$13.91	$14.16	$13.47	$12.20	$13.43

Total Return	3.32	%(2)	5.79%	9.39%	17.56%	(3.84)%	7.13%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,819,727		$1,498,733	$1,305,839	$1,238,512	$963,045	$781,006

Ratio of net investment income to average net assets	3.00	%(3)	4.20%	4.01%	4.26%	4.27%	4.61%
Ratio of net expenses to average net assets (4)	0.42	%(3)	0.44%	0.44%	0.43%	0.44%	0.44%
Ratio of net expenses to average net assets (5)	0.42	%(3)	0.44%	0.44%	0.44%	0.44%	0.44%

Portfolio turnover rate (6)	127	%(2)	219%	193%	289%	341%	433%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 0.42%, 0.45%, 0.44%, 0.43%, 0.46% and 0.54% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(6)	The portfolio turnover rate not including TBA transactions was 87%,180%, 164%, 159%, 238% and 220% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	127

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global High Income Fund
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010	2009	2008	2007
Net Asset Value, beginning of period	$10.14		$11.06		$10.28	$8.08	$11.05	$10.99

Income (loss) from investment operations:
Net investment income (1)	0.36		0.77		0.82	0.71	0.68	0.76
Net realized and unrealized gain (loss) on investments	0.15		(0.62)		0.77	2.42	(3.00)	0.15

Total income (loss) from investment operations	0.51		0.15		1.59	3.13	(2.32)	0.91

Less distributions:
From net investment income	(0.37)		(0.79)		(0.81)	(0.78)	(0.65)	(0.68)
From net realized gains on investments	(0.16)		(0.28)		—	—	—	(0.10)
Return of capital	—		—		—	(0.15)	—	(0.07)

Total Distributions	(0.53)		(1.07)		(0.81)	(0.93)	(0.65)	(0.85)

Net Asset Value, end of period	$10.12		$10.14		$11.06	$10.28	$8.08	$11.05

Total Return	5.23	%(2)	1.30%		16.08%	42.71%	(22.12)%	8.58%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,139,267		$1,308,597		$1,222,933	$715,541	$139,340	$94,348

Ratio of net investment income to average net assets	7.26	%(3)	7.19%		7.70%	7.83%	6.67%	6.89%
Ratio of net expenses to average net assets (4)	1.00	%(3)(5)	1.01	%(5)	1.00%	1.01%	1.02%	1.01%
Ratio of net expenses to average net assets (6)	0.99	%(3)(5)	0.99	%(5)	1.00%	1.00%	1.00%	1.00%

Portfolio turnover rate	30	%(2)	78%		57%	43%	28%	63%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements and recoupment of expense previously assumed by the Fund’s investment adviser.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expenses ratios would have been 1.01%, 1.00%, 1.00%, 1.01%, 1.08% and 1.20% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements

128	Artio Global Funds ï 2012 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global High Income Fund
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010	2009	2008	2007
Net Asset Value, beginning of period	$9.72		$10.64		$9.90	$7.82	$10.71	$10.66

Income (loss) from investment operations:
Net investment income (1)	0.36		0.76		0.82	0.70	0.69	0.77
Net realized and unrealized gain (loss) on investments	0.14		(0.59)		0.74	2.33	(2.90)	0.14

Total income (loss) from investment operations	0.50		0.17		1.56	3.03	(2.21)	0.91

Less distributions:
From net investment income	(0.39)		(0.81)		(0.82)	(0.79)	(0.68)	(0.68)
From net realized gains on investments	(0.16)		(0.28)		—	—	—	(0.10)
Return of capital	—		—		—	(0.16)	—	(0.08)

Total Distributions	(0.55)		(1.09)		(0.82)	(0.95)	(0.68)	(0.86)

Net Asset Value, end of period	$9.67		$9.72		$10.64	$9.90	$7.82	$10.71

Total Return	5.38	%(2)	1.52%		16.39%	42.99%	(21.84)%	8.82%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,156,462		$2,077,865		$1,873,539	$934,054	$221,811	$152,769

Ratio of net investment income to average net assets	7.52	%(3)	7.44%		7.96%	8.10%	6.93%	7.15%
Ratio of net expenses to average net assets (4)	0.74	%(3)(5)	0.74	%(5)	0.75%	0.76%	0.77%	0.76%
Ratio of net expenses to average net assets (6)	0.73	%(3)(5)	0.73	%(5)	0.75%	0.75%	0.75%	0.75%

Portfolio turnover rate	30	%(2)	78%		57%	43%	28%	63%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements and recoupment of expense previously assumed by the Fund’s investment adviser.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 0.73%, 0.74%, 0.74%, 0.74%, 0.79% and 0.92% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	129

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Local Emerging Markets Debt Fund
For a share outstanding throughout each period

	Class A
	Six
	Months		Period
	Ended		Ended
	April 30,		October 31,
	2012		2011 (1)
Net Asset Value, beginning of period	$9.69		$10.00

Income (loss) from investment operations:
Net investment income (2)	0.19		0.18
Net realized and unrealized gain (loss) on investments	0.06		(0.32)

Total income (loss) from investment operations	0.25		(0.14)

Less distributions:
From net investment income	(0.18)		(0.17)
From net realized gains on investments	—	(3)	—

Total Distributions	(0.18)		(0.17)

Net Asset Value, end of period	$9.76		$9.69

Total Return	2.71	%(4)	(1.39	)%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$11,202		$10,894

Ratio of net investment income to average net assets	3.90	%(5)	3.98	%(5)
Ratio of net expenses to average net assets (6)	1.20	%(5)	1.20	%(5)
Ratio of net expenses to average net assets (7)	1.07	%(5)	1.12	%(5)

Portfolio turnover rate	17	%(4)	26	%(4)

(1)	Commenced operations on May 24, 2011.
(2)	Based on average shares outstanding during the period.
(3)	Amount was less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements.
(7)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio for the periods ended April 30, 2012 and October 31, 2011 would have been 1.64% and 2.69%, respectively.

See Notes to Financial Statements

130	Artio Global Funds ï 2012 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Local Emerging Markets Debt Fund
For a share outstanding throughout each period

	Class I
	Six
	Months		Period
	Ended		Ended
	April 30,		October 31,
	2012		2011 (1)
Net Asset Value, beginning of period	$9.70		$10.00

Income (loss) from investment operations:
Net investment income (2)	0.20		0.19
Net realized and unrealized gain (loss) on investments	0.06		(0.31)

Total income (loss) from investment operations	0.26		(0.12)

Less distributions:
From net investment income	(0.21)		(0.18)
From net realized gains on investments	—	(3)	—

Total Distributions	(0.21)		(0.18)

Net Asset Value, end of period	$9.75		$9.70

Total Return	2.76	%(4)	(1.19	)%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$13,338		$12,852

Ratio of net investment income to average net assets	4.17	%(5)	4.27	%(5)
Ratio of net expenses to average net assets (6)	0.93	%(5)	0.93	%(5)
Ratio of net expenses to average net assets (7)	0.80	%(5)	0.85	%(5)

Portfolio turnover rate	17	%(4)	26	%(4)

(1)	Commenced operations on May 24, 2011.
(2)	Based on average shares outstanding during the period.
(3)	Amount was less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements.
(7)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio for the periods ended April 30, 2012 and October 31, 2011 would have been 1.39% and 2.42%, respectively.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	131

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Microcap Fund
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009	2008		2007
Net Asset Value, beginning of period	$10.59		$9.77		$7.70		$6.04	$12.66		$11.26

Income (loss) from investment operations:
Net investment loss (1)	(0.05)		(0.10)		(0.10)		(0.06)	(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	1.28		0.92		2.17		1.72	(5.11)		1.51

Total income (loss) from investment operations	1.23		0.82		2.07		1.66	(5.22)		1.40

Less distributions:
From net realized gains on investments	(0.79)		—		—		—	(1.40)		—

Total Distributions	(0.79)		—		—		—	(1.40)		—

Net Asset Value, end of period	$11.03		$10.59		$9.77		$7.70	$6.04		$12.66

Total Return	12.78	%(2)	8.39%		26.88%		27.48%	(45.85	)%(3)	12.43%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$3,669		$3,225		$4,840		$3,236	$2,021		$3,781

Ratio of net investment loss to average net assets	(0.98	)%(4)	(0.86)%		(1.12)%		(0.92)%	(1.19)%		(0.90)%
Ratio of net expenses to average net assets (5)	1.80	%(4)(6)	1.80	%(6)	1.80	%(6)	1.80%	1.80%		1.80%

Portfolio turnover rate	64	%(2)	232%		137%		276%	215%		172%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	The net effect to total return, for a reimbursement made by the investment adviser due to a transaction in error is 0.24%.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 2.88%, 2.32%, 2.61%, 4.25%, 3.80% and 3.52% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(6)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

132	Artio Global Funds ï 2012 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Microcap Fund
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009	2008		2007
Net Asset Value, beginning of period	$10.72		$9.85		$7.75		$6.05	$12.71		$11.27

Income (loss) from investment operations:
Net investment loss (1)	(0.04)		(0.07)		(0.08)		(0.04)	(0.08)		(0.07)
Net realized and unrealized gain (loss) on investments	1.29		0.94		2.18		1.74	(5.12)		1.51

Total income (loss) from investment operations	1.25		0.87		2.10		1.70	(5.20)		1.44

Less distributions:
From net realized gains on investments	(0.79)		—		—		—	(1.46)		—

Total Distributions	(0.79)		—		—		—	(1.46)		—

Net Asset Value, end of period	$11.18		$10.72		$9.85		$7.75	$6.05		$12.71

Total Return	12.82	%(2)	8.72%		27.23%		27.89%	(45.63	)%(3)	12.88%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$10,080		$9,152		$6,186		$2,825	$2,046		$3,677

Ratio of net investment loss to average net assets	(0.68	)%(4)	(0.61)%		(0.88)%		(0.60)%	(0.89)%		(0.60)%
Ratio of net expenses to average net assets (5)	1.50	%(4)(6)	1.50	%(6)	1.50	%(6)	1.50%	1.50%		1.50%

Portfolio turnover rate	64	%(2)	232%		137%		276%	215%		172%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	The net effect to total return, for a reimbursement made by the investment adviser due to a transaction in error is 0.24%.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 2.41%, 1.94%, 2.39%, 3.60%, 3.32% and 3.08% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(6)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	133

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Smallcap Fund
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009	2008	2007
Net Asset Value, beginning of period	$10.64		$10.07		$8.48		$6.32	$14.13	$11.10

Income (loss) from investment operations:
Net investment income (loss) (1)	0.02		(0.09)		(0.09)		(0.04)	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments	1.25		0.66		1.68		2.20	(4.82)	3.31

Total income (loss) from investment operations	1.27		0.57		1.59		2.16	(4.85)	3.21

Less distributions:
From net realized gains on investments	(1.07)		—		—		—	(2.96)	(0.18)

Total Distributions	(1.07)		—		—		—	(2.96)	(0.18)

Net Asset Value, end of period	$10.84		$10.64		$10.07		$8.48	$6.32	$14.13

Total Return	13.47	%(2)	5.56%		18.87%		34.18%	(41.89)%	29.44%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$23,554		$24,687		$27,024		$11,277	$2,743	$4,339

Ratio of net investment income (loss) to average net assets	0.33	%(3)	(0.80)%		(0.94)%		(0.52)%	(0.31)%	(0.85)%
Ratio of net expenses to average net assets (4)	1.50	%(3)(5)	1.50	%(5)	1.50	%(5)	1.50%	1.50%	1.50%

Portfolio turnover rate	83	%(2)	180%		145%		281%	253%	238%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 1.47%, 1.43%, 1.54%, 2.88%, 3.21% and 2.97% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(5)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

134	Artio Global Funds ï 2012 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Smallcap Fund
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009	2008	2007
Net Asset Value, beginning of period	$10.76		$10.15		$8.52		$6.33	$14.18	$11.11

Income (loss) from investment operations:
Net investment income (loss) (1)	0.04		(0.05)		(0.07)		(0.01)	— (2)	(0.06)
Net realized and unrealized gain (loss) on investments	1.25		0.66		1.70		2.20	(4.84)	3.32

Total income (loss) from investment operations	1.29		0.61		1.63		2.19	(4.84)	3.26

Less distributions:
From net investment income	—		—		—		—	—	(0.01)
From net realized gains on investments	(1.11)		—		—		—	(3.01)	(0.18)

Total Distributions	(1.11)		—		—		—	(3.01)	(0.19)

Net Asset Value, end of period	$10.94		$10.76		$10.15		$8.52	$6.33	$14.18

Total Return	13.61	%(3)	5.91%		19.25%		34.60%	(41.70)%	29.75%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$77,202		$59,391		$56,201		$3,490	$2,450	$4,073

Ratio of net investment income (loss) to average net assets	0.76	%(4)	(0.47)%		(0.76)%		(0.12)%	(0.02)%	(0.52)%
Ratio of net expenses to average net assets (5)	1.20	%(4)(6)	1.20	%(6)	1.20	%(6)	1.20%	1.20%	1.20%

Portfolio turnover rate	83	%(3)	180%		145%		281%	253%	238%

(1)	Based on average shares outstanding during the period.
(2)	Rounds to less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 1.54%, 1.60%, 1.27%, 2.59%, 2.78% and 2.79%, for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(6)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	135

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Midcap Fund
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009	2008	2007
Net Asset Value, beginning of period	$11.83		$10.19		$8.15		$6.81	$12.74	$11.05

Income (loss) from investment operations:
Net investment income (loss) (1)	0.03		(0.07)		(0.02)		0.01	(0.01)	0.05
Net realized and unrealized gain (loss) on investments	0.86		1.71		2.07		1.33	(4.94)	1.81

Total income (loss) from investment operations	0.89		1.64		2.05		1.34	(4.95)	1.86

Less distributions:
From net investment income	—		—		(0.01)		—	—	(0.13)
From net realized gains on investments	(1.69)		—		—		—	(0.98)	(0.04)

Total Distributions	(1.69)		—		(0.01)		—	(0.98)	(0.17)

Net Asset Value, end of period	$11.03		$11.83		$10.19		$8.15	$6.81	$12.74

Total Return	9.16	%(2)	16.09%		25.13%		19.68%	(41.91)%	17.16%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$4,097		$2,186		$3,209		$2,442	$2,096	$3,646

Ratio of net investment income (loss) to average net assets	0.48	%(3)	(0.58)%		(0.20)%		0.19%	(0.08)%	0.43%
Ratio of net expenses to average net assets (4)	1.35	%(3)(5)	1.35	%(5)	1.35	%(5)	1.35%	1.35%	1.35%

Portfolio turnover rate	45	%(2)	178%		141%		232%	209%	155%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 3.11%, 2.65%, 2.74%, 3.71%, 3.10% and 2.98% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(5)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

136	Artio Global Funds ï 2012 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Midcap Fund
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010		2009	2008	2007
Net Asset Value, beginning of period	$11.92		$10.25		$8.18		$6.82	$12.76	$11.06

Income (loss) from investment operations:
Net investment income (loss) (1)	0.04		(0.03)		0.01		0.03	0.02	0.09
Net realized and unrealized gain (loss) on investments	0.88		1.70		2.09		1.33	(4.94)	1.80

Total income (loss) from investment operations	0.92		1.67		2.10		1.36	(4.92)	1.89

Less distributions:
From net investment income	—		—		(0.03)		—	—	(0.15)
From net realized gains on investments	(1.69)		—		—		—	(0.98)	(0.04)
Return of capital	—		—		—		—	(0.04)	—

Total Distributions	(1.69)		—		(0.03)		—	(1.02)	(0.19)

Net Asset Value, end of period	$11.15		$11.92		$10.25		$8.18	$6.82	$12.76

Total Return	9.35	%(2)	16.29%		25.68%		19.94%	(41.72)%	17.47%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$4,591		$2,766		$3,142		$2,495	$2,226	$3,842

Ratio of net investment income (loss) to average net assets	0.78	%(3)	(0.28)%		0.10%		0.49%	0.22%	0.77%
Ratio of net expenses to average net assets (4)	1.05	%(3)(5)	1.05	%(5)	1.05	%(5)	1.05%	1.05%	1.05%

Portfolio turnover rate	45	%(2)	178%		141%		232%	209%	155%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 2.87%, 2.37%, 2.59%, 3.01%, 2.62% and 2.51% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(5)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	137

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Multicap Fund
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010	2009	2008	2007
Net Asset Value, beginning of period	$10.92		$10.05		$8.44	$6.93	$12.84	$11.10

Income (loss) from investment operations:
Net investment income (loss) (1)	0.03		—	(2)	(0.01)	0.03	(0.02)	0.07
Net realized and unrealized gain (loss) on investments	0.91		0.87		1.65	1.48	(4.75)	1.85

Total income (loss) from investment operations	0.94		0.87		1.64	1.51	(4.77)	1.92

Less distributions:
From net investment income	—		—	(2)	(0.03)	—	—	(0.13)
From net realized gains on investments	(2.14)		—		—	—	(1.14)	(0.05)

Total Distributions	(2.14)		—	(2)	(0.03)	—	(1.14)	(0.18)

Net Asset Value, end of period	$9.72		$10.92		$10.05	$8.44	$6.93	$12.84

Total Return	12.01	%(3)	8.66%		19.43%	21.79%	(40.40)%	17.47%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$648		$558		$3,001	$2,525	$2,048	$3,620

Ratio of net investment income (loss) to average net assets	0.64	%(4)	(0.04)%		(0.15)%	0.46%	(0.21)%	0.58%
Ratio of net expenses to average net assets (5)	1.30	%(4)(6)	1.30	%(6)	1.30%	1.30%	1.30%	1.30%

Portfolio turnover rate	40	%(3)	157%		93%	240%	214%	152%

(1)	Based on average shares outstanding during the period.
(2)	Amount was less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 4.30%, 2.28%, 2.31%, 3.63%, 3.14% and 2.93% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(6)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

138	Artio Global Funds ï 2012 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Multicap Fund
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2012		2011		2010	2009	2008	2007
Net Asset Value, beginning of period	$11.01		$10.11		$8.48	$6.94	$12.86	$11.11

Income (loss) from investment operations:
Net investment income (1)	0.05		0.02		0.01	0.05	0.01	0.12
Net realized and unrealized gain (loss) on investments	0.92		0.90		1.67	1.49	(4.76)	1.84

Total income (loss) from investment operations	0.97		0.92		1.68	1.54	(4.75)	1.96

Less distributions:
From net investment income	—		(0.02)		(0.05)	— (2)	(0.03)	(0.16)
From net realized gains on investments	(2.14)		—		—	—	(1.14)	(0.05)

Total Distributions	(2.14)		(0.02)		(0.05)	— (2)	(1.17)	(0.21)

Net Asset Value, end of period	$9.84		$11.01		$10.11	$8.48	$6.94	$12.86

Total Return	12.11	%(3)	9.13%		19.85%	22.24%	(40.26)%	17.79%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$3,409		$3,708		$5,354	$2,513	$2,328	$3,947

Ratio of net investment income to average net assets	0.92	%(4)	0.19%		0.12%	0.76%	0.09%	0.99%
Ratio of net expenses to average net assets (5)	1.00	%(4)(6)	1.00	%(6)	1.00%	1.00%	1.00%	1.00%

Portfolio turnover rate	40	%(3)	157%		93%	240%	214%	152%

(1)	Based on average shares outstanding during the period.
(2)	Amount was less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 4.01%, 2.04%, 2.10%, 2.97%, 2.63% and 2.42% for the periods ended April 30, 2012, October 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(6)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

Artio Global Funds ï 2012 Semi-Annual Report	139

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Artio Global Funds consist of the Artio Global Equity Fund Inc. (“Global Equity Fund”) and the Artio Global Investment Funds (the “Trust”). As of April 30, 2012, the Artio Global Funds are comprised of ten funds (each a “Fund” and together, the “Funds”).

The Global Equity Fund was incorporated under the laws of the State of Maryland on May 23, 1990 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company.

The Trust is organized as a Massachusetts business trust and is registered with the SEC under the 1940 Act, as an open-end management investment company. As of April 30, 2012, the Trust offered eight diversified investment funds: Artio International Equity Fund (the “International Equity Fund”), Artio International Equity Fund II (the “International Equity Fund II”), Artio Total Return Bond Fund (the “Total Return Bond Fund”), Artio Global High Income Fund (the “Global High Income Fund”), Artio U.S. Microcap Fund (the “U.S. Microcap Fund”), Artio U.S. Smallcap Fund (the “U.S. Smallcap Fund”), Artio U.S. Midcap Fund (the “U.S. Midcap Fund”) and Artio U.S. Multicap Fund (the “U.S. Multicap Fund”). As of April 30, 2012, the Trust offered one non-diversified investment fund: Artio Local Emerging Markets Debt Fund (the “Local Emerging Markets Debt Fund”). Effective May 1, 2012, the Fund changed its name to the Artio Emerging Markets Local Currency Debt Fund.

The International Equity Fund is closed to new shareholders (at the account level). This excludes 401(k) plans that have existing investments in the Fund through related 401(k) plans, new plan participants within 401(k) plans that hold positions in the Fund and investors purchasing Fund shares through broker-dealer sponsored fee-based discretionary model portfolio programs and bank/wealth management model portfolio programs, provided that the sponsoring firm has received prior approval from the Fund and has continuously held Fund shares since before the closing of the Fund and those shares are made available to that program pursuant to an agreement with the Fund’s Distributors and/or the Fund’s Transfer Agent. In addition, existing shareholders may continue to invest.

Each of the Artio Global Funds offers multiple share classes. As of April 30, 2012, all of the Funds offered Class A and Class I shares. The classes of shares are offered to different types of investors and have different expense structures, as outlined in the Funds’ Prospectuses. Each class of shares has exclusive voting rights with respect to

140	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

matters that affect that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets.

Each Fund has distinct investment objectives. Following are the objectives for the Funds:

Fund Name	Investment Objective
Global Equity Fund	Seeks to maximize total return, principally through capital appreciation.
International Equity Fund	Seeks long term growth of capital.
International Equity Fund II	Seeks long term growth of capital.
Total Return Bond Fund	Seeks to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.
Global High Income Fund	Seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.
Local Emerging Markets Debt Fund	Seeks to provide a high level of total return, consisting of income and capital appreciation.
U.S. Microcap Fund	Seeks long term growth of capital.
U.S. Smallcap Fund	Seeks long term growth of capital.
U.S. Midcap Fund	Seeks long term growth of capital.
U.S. Multicap Fund	Seeks long term growth of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

a) Portfolio valuation: Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in

Artio Global Funds ï 2012 Semi-Annual Report	141

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices. Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Equity Fund Board of Director’s, and the Trust’s Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable.

The pricing services may use valuation models or matrix pricing, which considers yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current value. Assets and liabilities initially expressed in foreign currency will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if Artio Global Management LLC (“Artio Global” or “Adviser”) believes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest dates. In addition, the Adviser, through its pricing committee may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards.

The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is generally accomplished by adjusting the closing price for movements in correlated indices, securities

142	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	Inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, purchased options contracts)

Level 2—	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs (i.e. debt securities, government securities, swap contracts, forward foreign currency contracts, foreign securities utilizing an approved vendor for systematic fair value pricing)

Level 3—	Inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (i.e. certain broker-quoted securities, fair valued securities)

Artio Global Funds ï 2012 Semi-Annual Report	143

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds will fair value foreign securities when the adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Global Equity Fund, International Equity Fund and International Equity Fund II were fair valued under this method at October 31, 2011. Securities were not fair valued using this method at April 30, 2012, resulting in significant transfers from Level 2 to Level 1 in the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Funds’ investments:

Global Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$10,996,998	$—	$—	$10,996,998
China	1,855,338	—	—	1,855,338
United Kingdom	1,334,727	—	—	1,334,727
Japan	1,235,331	—	—	1,235,331
Switzerland	672,740	—	—	672,740
France	601,332	—	—	601,332
Canada	571,652	—	—	571,652
Germany	568,222	—	—	568,222
Hong Kong	388,731	—	—	388,731
Russia	83,125	190,160	—	273,285
Netherlands	266,399	—	—	266,399
Denmark	220,209	—	—	220,209
Australia	194,176	—	—	194,176
Sweden	155,295	—	—	155,295
South Korea	137,755	—	—	137,755
Taiwan	113,376	—	—	113,376
Ireland	88,001	—	—	88,001
Israel	81,600	—	—	81,600

144	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Italy	$78,329	$—	$—	$78,329

TOTAL COMMON STOCKS	19,643,336	190,160	—	19,833,496

EQUITY LINKED NOTES
India	—	140,419	—	140,419

PREFERRED STOCKS
Germany	54,226	—	—	54,226
United Kingdom	—	1,149	—	1,149
Philippines	—	—	134	134

TOTAL PREFERRED STOCKS	54,226	1,149	134	55,509

RIGHTS
Spain	516	—	—	516

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	56,650	—	—	56,650

REPURCHASE AGREEMENT
United States	—	1,060,324	—	1,060,324

TOTAL INVESTMENTS	19,754,728	1,392,052	134	21,146,914

FORWARD FOREIGN EXCHANGE CONTRACTS	—	5,387	—	5,387

TOTAL	$19,754,728	$1,397,439	$134	$21,152,301

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(3,221)	$—	$(3,221)

TOTAL	$—	$(3,221)	$—	$(3,221)

Artio Global Funds ï 2012 Semi-Annual Report	145

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Global Equity Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended April 30, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2012	April 30, 2012
PREFERRED STOCKS
Philippines	$133	$—	$—	$1	$—	$—	$—	$—	$134	$1

TOTAL	$133	$—	$—	$1	$—	$—	$—	$—	$134	$1

146	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$630,190,551	$—	$—	$630,190,551
Japan	455,579,237	—	—	455,579,237
China	314,348,927	—	—	314,348,927
France	276,069,494	—	—	276,069,494
Switzerland	272,674,652	—	—	272,674,652
Germany	212,099,198	—	—	212,099,198
Canada	162,855,830	—	—	162,855,830
Hong Kong	147,929,446	—	—	147,929,446
Russia	—	96,083,428	43,479,317	139,562,745
Romania	78,428,673	—	658,835	79,087,508
Netherlands	58,457,641	—	—	58,457,641
Ireland	54,125,169	—	—	54,125,169
South Korea	45,080,217	—	—	45,080,217
India	40,359,425	4,306,502	—	44,665,927
Denmark	43,095,522	—	—	43,095,522
Nigeria	41,304,473	—	—	41,304,473
Sweden	40,726,977	—	—	40,726,977
Bulgaria	10,472,293	—	25,360,975	35,833,268
Taiwan	33,766,321	—	—	33,766,321
Czech Republic	32,284,819	—	—	32,284,819
Venezuela	—	—	29,399,475	29,399,475
Ukraine	5,879,942	8,717,678	13,411,216	28,008,836
Israel	25,688,590	—	—	25,688,590
Spain	23,913,122	—	—	23,913,122
Serbia	16,686,897	—	2,071,766	18,758,663
Australia	15,641,812	—	—	15,641,812
Lebanon	3,914,991	10,647,353	—	14,562,344
Austria	14,443,804	—	—	14,443,804
Italy	14,418,161	—	—	14,418,161
Finland	13,255,399	—	—	13,255,399
Georgia	9,740,922	—	—	9,740,922
Mexico	9,386,276	—	—	9,386,276
Latvia	—	—	266,807	266,807

TOTAL COMMON STOCKS	3,102,818,781	119,754,961	114,648,391	3,337,222,133

PREFERRED STOCKS
Germany	50,624,123	—	—	50,624,123
Russia	—	9,960,359	—	9,960,359
Bulgaria	—	8,201,288	—	8,201,288
United Kingdom	—	280,272	—	280,272

Artio Global Funds ï 2012 Semi-Annual Report	147

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Philippines	$—	$—	$27,305	$27,305

TOTAL PREFERRED STOCKS	50,624,123	18,441,919	27,305	69,093,347

EQUITY LINKED NOTES
Ukraine	—	1,419,477	6,163,198	7,582,675
Ireland	7,400,348	—	—	7,400,348
India	—	799,475	—	799,475

TOTAL EQUITY LINKED NOTES	7,400,348	2,218,952	6,163,198	15,782,498

EXCHANGE-TRADED FUND
Russia	—	—	3,242,190	3,242,190

FOREIGN GOVERNMENT COMPENSATION NOTES
Bulgaria	1,357,000	432,984	—	1,789,984

RIGHTS
Spain	101,972	—	—	101,972

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	138,268,352	—	—	138,268,352

TOTAL INVESTMENTS	3,300,570,576	140,848,816	124,081,084	3,565,500,476

FORWARD FOREIGN EXCHANGE CONTRACTS	—	1,178,657	—	1,178,657

TOTAL	$3,300,570,576	$142,027,473	$124,081,084	$3,566,679,133

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(838,239)	$—	$(838,239)

TOTAL	$—	$(838,239)	$—	$(838,239)

148	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended April 30, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2012	April 30, 2012
COMMON STOCKS
Bulgaria	$41,441,884	$—	$(11,932,100)	$7,427,077	$—	$(11,575,886)	$—	$—	$25,360,975	$(4,043,473)
Latvia	279,501	—	—	(12,694)	—	—	—	—	266,807	(12,694)
Romania	—	—	—	—	—	—	658,835	—	658,835	—
Russia	35,445,596	—	—	8,033,721	—	—	—	—	43,479,317	8,033,721
Serbia	2,604,254	—	—	(556,902)	40,405	—	—	(15,991)	2,071,766	(532,488)
Ukraine	14,925,394	—	(6,055,621)	18,779,496	—	(15,735,432)	1,497,379	—	13,411,216	(1,570,503)
United Kingdom	12,023,899	—	(975,761)	(2,437,712)	—	(2,503,662)	—	(6,106,764)	—	—
Venezuela	15,607,343	—	—	13,792,132	—	—	—	—	29,399,475	13,792,132
EQUITY LINKED NOTES
Ukraine	8,928,375	—	3,437,882	(5,247,097)	4,583,430	(5,539,392)	—	—	6,163,198	1,579,768
EXCHANGE-TRADED FUNDS
Russia	1,389,510	—	—	1,852,680	—	—	—	—	3,242,190	1,852,680
PREFERRED STOCKS
Philippines	27,039	—	—	266	—	—	—	—	27,305	266
RIGHTS
Bulgaria	—	—	350	—	—	(350)	—	—	—	—

TOTAL	$132,672,795	$—	$(15,525,250)	$41,630,967	$4,623,835	$(35,354,722)	$2,156,214	$(6,122,755)	$124,081,084	$19,099,409

Artio Global Funds ï 2012 Semi-Annual Report	149

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$513,302,195	$—	$—	$513,302,195
Japan	373,724,916	—	—	373,724,916
China	238,065,217	—	—	238,065,217
France	230,428,304	—	—	230,428,304
Switzerland	216,748,352	—	—	216,748,352
Germany	174,585,171	—	—	174,585,171
Canada	138,472,168	—	—	138,472,168
Hong Kong	99,191,566	—	—	99,191,566
Russia	1,463,298	94,579,943	—	96,043,241
Romania	73,734,175	—	—	73,734,175
Netherlands	50,333,412	—	—	50,333,412
Ireland	41,316,034	—	—	41,316,034
Czech Republic	41,303,641	—	—	41,303,641
South Korea	39,448,265	—	—	39,448,265
Sweden	38,596,846	—	—	38,596,846
Nigeria	33,703,440	—	—	33,703,440
Denmark	33,448,499	—	—	33,448,499
Taiwan	28,905,230	—	—	28,905,230
India	19,434,258	—	—	19,434,258
Israel	19,253,704	—	—	19,253,704
Spain	18,936,448	—	—	18,936,448
Australia	14,434,947	—	—	14,434,947
Lebanon	—	12,701,613	—	12,701,613
Mexico	11,789,805	—	—	11,789,805
Finland	11,787,930	—	—	11,787,930
Italy	10,105,732	—	—	10,105,732
Ukraine	939,960	5,454,843	—	6,394,803

TOTAL COMMON STOCKS	2,473,453,513	112,736,399	—	2,586,189,912

PREFERRED STOCKS
Germany	40,839,894	—	—	40,839,894
Russia	—	7,478,877	—	7,478,877
United Kingdom	—	240,755	—	240,755
Philippines	—	—	20,576	20,576

TOTAL PREFERRED STOCKS	40,839,894	7,719,632	20,576	48,580,102

EQUITY LINKED NOTES
Ireland	5,493,019	—	—	5,493,019

RIGHTS
Spain	76,019	—	—	76,019

150	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	$132,322,491	$—	$—	$132,322,491

REPURCHASE AGREEMENT
United States	—	39,125,749	—	39,125,749

TOTAL INVESTMENTS	2,652,184,936	159,581,780	20,576	2,811,787,292

FORWARD FOREIGN EXCHANGE CONTRACTS	—	1,685,463	—	1,685,463

TOTAL	$2,652,184,936	$161,267,243	$20,576	$2,813,472,755

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(1,967,577)	$—	$(1,967,577)

TOTAL	$—	$(1,967,577)	$—	$(1,967,577)

Artio Global Funds ï 2012 Semi-Annual Report	151

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund II
Rollforward of Level 3 Fair Value Measurement
For the Period Ended April 30, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2012	April 30, 2012
PREFERRED STOCKS
Philippines	$20,375	$—	$—	$201	$—	$—	$—	$—	$20,576	$201

TOTAL	$20,375	$—	$—	$201	$—	$—	$—	$—	$20,576	$201

152	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	$—	$584,152,433	$—	$584,152,433

CORPORATE BONDS
United States	—	315,351,053	—	315,351,053
Canada	—	48,954,359	—	48,954,359
Norway	—	33,364,260	—	33,364,260
Australia	—	29,048,461	—	29,048,461
United Kingdom	—	27,311,208	—	27,311,208
Netherlands	—	16,697,725	—	16,697,725
Sweden	—	16,693,076	—	16,693,076
Ireland	—	12,719,910	—	12,719,910
France	—	11,905,211	—	11,905,211
Supranational	—	11,108,161	—	11,108,161
Brazil	—	9,786,273	—	9,786,273
Switzerland	—	9,302,220	—	9,302,220
United Arab Emirates	—	6,198,987	—	6,198,987
Chile	—	5,864,874	—	5,864,874
Hong Kong	—	5,009,763	—	5,009,763
Germany	—	4,626,456	—	4,626,456

TOTAL CORPORATE BONDS	—	563,941,997	—	563,941,997

ASSET BACKED SECURITIES
United States	—	479,463,188	—	479,463,188
Russia	—	—	198,601	198,601

TOTAL ASSET BACKED SECURITIES	—	479,463,188	198,601	479,661,789

FOREIGN GOVERNMENT AND AGENCY BONDS
Canada	—	118,723,730	—	118,723,730
Mexico	—	93,137,900	—	93,137,900
Brazil	—	68,576,302	—	68,576,302
Australia	—	46,768,736	—	46,768,736
Qatar	—	14,254,140	—	14,254,140

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	341,460,808	—	341,460,808

MUNICIPAL OBLIGATIONS
United States	—	24,023,826	—	24,023,826

REPURCHASE AGREEMENT
United States	—	242,251,070	—	242,251,070

TOTAL INVESTMENTS	—	2,235,293,322	198,601	2,235,491,923

Artio Global Funds ï 2012 Semi-Annual Report	153

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$3,025,645	$—	$3,025,645

TOTAL	$—	$2,238,318,967	$198,601	$2,238,517,568

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(1,549,225)	$—	$(1,549,225)

TOTAL	$—	$(1,549,225)	$—	$(1,549,225)

154	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Bond Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended April 30, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2012	April 30, 2012
ASSET BACKED SECURITIES
Russia	$319,812	$—	$2,831	$15,098	$—	$(139,140)	$—	$—	$198,601	$15,098

TOTAL	$319,812	$—	$2,831	$15,098	$—	$(139,140)	$—	$—	$198,601	$15,098

Artio Global Funds ï 2012 Semi-Annual Report	155

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,670,921,316	$10,219	$1,670,931,535
Canada	—	238,916,489	—	238,916,489
United Kingdom	—	173,290,178	—	173,290,178
Germany	—	52,311,589	—	52,311,589
Netherlands	—	45,356,955	—	45,356,955
Czech Republic	—	42,558,455	—	42,558,455
Sweden	—	35,470,328	—	35,470,328
Mexico	—	32,133,475	—	32,133,475
France	—	29,304,707	—	29,304,707
Australia	—	20,312,650	—	20,312,650
Norway	—	19,645,406	—	19,645,406
Malaysia	—	19,056,900	—	19,056,900
Indonesia	—	18,318,712	—	18,318,712
Cyprus	—	16,380,574	—	16,380,574
Russia	—	16,132,504	—	16,132,504
China	—	15,384,798	—	15,384,798
Italy	—	15,264,946	—	15,264,946
Brazil	—	14,109,043	—	14,109,043
Switzerland	—	13,790,538	—	13,790,538
Spain	—	9,929,364	—	9,929,364
Peru	—	8,923,200	—	8,923,200
Ireland	—	2,180,400	—	2,180,400

TOTAL CORPORATE BONDS	—	2,509,692,527	10,219	2,509,702,746

BANK LOANS
United States	—	258,786,897	47,960,989	306,747,886
United Kingdom	—	48,235,510	—	48,235,510
Canada	—	19,416,972	13,522,676	32,939,648
Ireland	—	17,671,572	—	17,671,572
France	—	17,497,695	—	17,497,695
New Zealand	—	13,225,792	—	13,225,792
Norway	—	—	2,846,206	2,846,206

TOTAL BANK LOANS	—	374,834,438	64,329,871	439,164,309

FOREIGN GOVERNMENT BONDS
Brazil	—	47,716,937	—	47,716,937
Mexico	—	24,491,233	—	24,491,233
Venezuela	—	17,025,180	—	17,025,180
Indonesia	—	13,654,172	—	13,654,172

156	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Ghana	$—	$5,932,725	$—	$5,932,725

TOTAL FOREIGN GOVERNMENT BONDS	—	108,820,247	—	108,820,247

PREFERRED STOCKS
United States	18,893,118	23,374,906	—	42,268,024

COMMON STOCKS
Norway	—	—	25,428,183	25,428,183
United States	5,589,422	—	—	5,589,422
Greece	—	—	3,085,701	3,085,701

TOTAL COMMON STOCKS	5,589,422	—	28,513,884	34,103,306

CREDIT LINKED NOTE
Ukraine	—	6,516,639	—	6,516,639

EQUITY LINKED NOTES
United States	5,031,301	—	—	5,031,301

CONVERTIBLE BONDS
United States	—	3,491,405	—	3,491,405

RIGHTS
United States	—	—	1,134,321	1,134,321

REPURCHASE AGREEMENT
United States	—	11,646,163	—	11,646,163

TIME DEPOSIT
United States	—	2,790,000	—	2,790,000

TOTAL INVESTMENTS	29,513,841	3,041,166,325	93,988,295	3,164,668,461

FORWARD FOREIGN EXCHANGE CONTRACTS	—	2,006,233	—	2,006,233

SWAPS	—	1,453,926	—	1,453,926

TOTAL	$29,513,841	$3,044,626,484	$93,988,295	$3,168,128,620

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(3,940,999)	$—	$(3,940,999)

SWAPS	—	(3,138,469)	—	(3,138,469)

TOTAL	$—	$(7,079,468)	$—	$(7,079,468)

Artio Global Funds ï 2012 Semi-Annual Report	157

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Global High Income Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended April 30, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2012	April 30, 2012
BANK LOANS
Canada	$17,360,243	$9,524	$(98,051)	$742,130	$—	$(4,491,170)	$—	$—	$13,522,676	$742,130
New Zealand	13,451,794	(7,614)	(467)	(150,746)	—	(67,175)	—	(13,225,792)	—	—
Norway	5,036,270	—	—	(25,056)	—	(2,165,008)	—	—	2,846,206	(25,056)
United States	169,026,825	648,073	(2,375,194)	1,725,710	2,315,000	(82,722,561)	—	(40,656,864)	47,960,989	466,083
COMMON STOCKS
Greece	4,673,649	—	—	(1,587,948)	350,779	(350,779)	—	—	3,085,701	(1,587,948)
Norway	24,218,337	—	—	1,209,846	—	—	—	—	25,428,183	1,209,846
CONVERTIBLE BONDS
United States	9,457,541	77,767	—	(6,467,571)	423,668	—	—	(3,491,405)	—	—
CORPORATE BONDS
Australia	35,708,528	(649)	(1,506,894)	(17,163)	—	(34,183,822)	—	—	—	—
United States	23,438	—	—	(13,219)	—	—	—	—	10,219	(13,219)
CREDIT LINKED NOTE
Ukraine	6,354,889	50,931	6,975	(330,800)	—	(6,081,995)	—	—	—	—
RIGHTS
United States	1,274,880	—	—	(140,559)	—	—	—	—	1,134,321	(140,559)

TOTAL	$286,586,394	$778,032	$(3,973,631)	$(5,055,376)	$3,089,447	$(130,062,510)	$—	$(57,374,061)	$93,988,295	$651,277

158	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Local Emerging Markets Debt Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FOREIGN GOVERNMENT BONDS
South Africa	$—	$2,547,069	$—	$2,547,069
Mexico	—	2,119,045	—	2,119,045
Turkey	—	1,841,384	—	1,841,384
Thailand	—	1,164,208	—	1,164,208
Malaysia	—	1,125,362	—	1,125,362
Poland	—	1,080,121	—	1,080,121
Uruguay	—	1,017,009	—	1,017,009
Russia	—	817,752	—	817,752
Peru	—	772,112	—	772,112
Colombia	—	730,874	—	730,874
Hungary	—	683,620	—	683,620
Philippines	—	122,355	—	122,355

TOTAL FOREIGN GOVERNMENT BONDS	—	14,020,911	—	14,020,911

CORPORATE BONDS
Supranational	—	4,318,346	—	4,318,346
Brazil	—	923,167	—	923,167

TOTAL CORPORATE BONDS	—	5,241,513	—	5,241,513

REPURCHASE AGREEMENT
United States	—	2,292,017	—	2,292,017

TOTAL INVESTMENTS	—	21,554,441	—	21,554,441

FORWARD FOREIGN EXCHANGE CONTRACTS	—	55,090	—	55,090

SWAPS	—	8,065	—	8,065

TOTAL	$—	$21,617,596	$—	$21,617,596

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(48,687)	$—	$(48,687)

TOTAL	$—	$(48,687)	$—	$(48,687)

Artio Global Funds ï 2012 Semi-Annual Report	159

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Local Emerging Markets Debt Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended April 30, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2012	April 30, 2012
CORPORATE BONDS
Supranational	$2,309,630	$131	$—	$20,689	$—	$—	$—	$(2,330,450)	$—	$—

TOTAL	$2,309,630	$131	$—	$20,689	$—	$—	$—	$(2,330,450)	$—	$—

160	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

U.S. Microcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Banks	$1,951,527	$—	$—	$1,951,527
Health Care Equipment & Services	1,875,586	—	—	1,875,586
Semiconductors & Semiconductor Equipment	1,172,746	—	—	1,172,746
Technology Hardware & Equipment	1,089,440	—	—	1,089,440
Transportation	839,554	—	—	839,554
Retailing	828,707	—	—	828,707
Energy	803,076	—	—	803,076
Pharmaceuticals & Biotechnology	747,579	—	—	747,579
Capital Goods	677,637	—	—	677,637
Commercial & Professional Services	671,338	—	—	671,338
Real Estate	570,533	—	—	570,533
Materials	475,884	—	—	475,884
Software & Services	469,379	—	—	469,379
Automobiles & Components	326,359	—	—	326,359
Consumer Services	312,090	—	—	312,090
Consumer Durables & Apparel	305,160	—	—	305,160
Diversified Financials	285,144	—	—	285,144

TOTAL COMMON STOCKS	13,401,739	—	—	13,401,739

REPURCHASE AGREEMENT	—	840,776	—	840,776

TOTAL INVESTMENTS	13,401,739	840,776	—	14,242,515

TOTAL	$13,401,739	$840,776	$—	$14,242,515

Artio Global Funds ï 2012 Semi-Annual Report	161

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

U.S. Smallcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Capital Goods	$13,737,108	$—	$—	$13,737,108
Semiconductors & Semiconductor Equipment	10,117,795	—	—	10,117,795
Retailing	9,646,982	—	—	9,646,982
Pharmaceuticals & Biotechnology	9,243,700	—	—	9,243,700
Energy	7,879,524	—	—	7,879,524
Banks	7,319,739	—	—	7,319,739
Technology Hardware & Equipment	6,887,473	—	—	6,887,473
Materials	6,474,532	—	—	6,474,532
Diversified Financials	5,084,645	—	—	5,084,645
Insurance	4,391,546	—	—	4,391,546
Health Care Equipment & Services	3,926,872	—	—	3,926,872
Transportation	3,368,051	—	—	3,368,051
Software & Services	2,474,340	—	—	2,474,340
Commercial & Professional Services	2,251,578	—	—	2,251,578
Media	2,040,400	—	—	2,040,400
Real Estate	1,686,322	—	—	1,686,322
Automobiles & Components	1,557,939	—	—	1,557,939
Food, Beverage & Tobacco	1,510,213	—	—	1,510,213

TOTAL COMMON STOCKS	99,598,759	—	—	99,598,759

REPURCHASE AGREEMENT	—	4,069,816	—	4,069,816

TOTAL INVESTMENTS	99,598,759	4,069,816	—	103,668,575

TOTAL	$99,598,759	$4,069,816	$—	$103,668,575

162	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

U.S. Midcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Capital Goods	$933,481	$—	$—	$933,481
Energy	819,477	—	—	819,477
Diversified Financials	790,264	—	—	790,264
Pharmaceuticals & Biotechnology	666,197	—	—	666,197
Consumer Durables & Apparel	656,543	—	—	656,543
Software & Services	633,200	—	—	633,200
Materials	609,529	—	—	609,529
Technology Hardware & Equipment	598,541	—	—	598,541
Banks	502,419	—	—	502,419
Semiconductors & Semiconductor Equipment	413,522	—	—	413,522
Retailing	351,734	—	—	351,734
Insurance	319,839	—	—	319,839
Transportation	208,010	—	—	208,010
Food, Beverage & Tobacco	185,451	—	—	185,451
Health Care Equipment & Services	176,149	—	—	176,149
Automobiles & Components	175,196	—	—	175,196
Commercial & Professional Services	162,808	—	—	162,808
Household & Personal Products	150,336	—	—	150,336
Food & Staples Retailing	140,388	—	—	140,388
Consumer Services	137,945	—	—	137,945

TOTAL COMMON STOCKS	8,631,029	—	—	8,631,029

TOTAL INVESTMENTS	8,631,029	—	—	8,631,029

TOTAL	$8,631,029	$—	$—	$8,631,029

Artio Global Funds ï 2012 Semi-Annual Report	163

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

U.S. Multicap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Technology Hardware & Equipment	$479,631	$—	$—	$479,631
Diversified Financials	440,662	—	—	440,662
Energy	394,438	—	—	394,438
Capital Goods	300,861	—	—	300,861
Health Care Equipment & Services	262,862	—	—	262,862
Retailing	246,871	—	—	246,871
Materials	245,815	—	—	245,815
Software & Services	238,510	—	—	238,510
Semiconductors & Semiconductor Equipment	234,439	—	—	234,439
Pharmaceuticals & Biotechnology	182,825	—	—	182,825
Commercial & Professional Services	142,490	—	—	142,490
Food, Beverage & Tobacco	140,880	—	—	140,880
Food & Staples Retailing	124,415	—	—	124,415
Banks	122,187	—	—	122,187
Consumer Durables & Apparel	90,718	—	—	90,718
Transportation	87,516	—	—	87,516
Insurance	87,378	—	—	87,378
Consumer Services	84,345	—	—	84,345
Automobiles & Components	62,821	—	—	62,821
Household & Personal Products	60,459	—	—	60,459

TOTAL COMMON STOCKS	4,030,123	—	—	4,030,123

REPURCHASE AGREEMENT	—	162,759	—	162,759

TOTAL INVESTMENTS	4,030,123	162,759	—	4,192,882

TOTAL	$4,030,123	$162,759	$—	$4,192,882

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. The value of the collateral is equal to at least 102% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including

164	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with Fixed Income Clearing Corporation (FICC) through their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies, which result from changes in foreign currencies, have been included in the net unrealized appreciation or depreciation of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

Investments in emerging markets can be riskier and more volatile than investments in the United States and other developed markets. Adverse political and economic developments can make it more difficult for the Artio International Equity Fund (the “Fund”) to sell its foreign securities which could reduce the NAV of the Fund. In contrast to more established markets, emerging markets may have governments that are less stable and markets that are less liquid, increasing your investment risk. At April 30, 2012, The Fund had 0.82% of its net assets invested in Venezuelan securities and held Venezuelan Bolivar valued at 0.23% of the Fund’s net assets. Venezuela currently imposes foreign exchange controls which prohibit the Fund from repatriating dividends, interest, or other income from investments or proceeds from the sale of Venezuelan securities.

d) Forward foreign currency contracts: As part of their investment strategy, Funds entered into forward foreign currency contracts to manage the portfolio holdings against currency risks. The Funds also utilized forward foreign currency contracts to

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

reduce or eliminate underweighted positions in a currency relative to its benchmark when purchasing underlying investments denominated in that currency is not deemed suitable by the Adviser. The Funds may use forward foreign currency contracts as a substitute for taking a position in the underlying asset and/or as a part of a strategy to reduce interest rate risk, currency risk, and price risk. Forward foreign currency contracts are valued at the interpolated forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that have limited trading or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds’ maximum risk of loss

166	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowings in which the Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Fund to lose money on its investment, which in turn could affect the Fund’s returns. The Fund currently intends to treat

Artio Global Funds ï 2012 Semi-Annual Report	167

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

At April 30, 2012, there were three unfunded commitments which amounted to $24,713,603 of par and had cost and fair value of $25,890,189 and $19,893,176, respectively.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds bought and sold futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in fair values of securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds entered into futures contracts for hedging purposes, managing the duration and yield curve profile, and to gain exposure to foreign equity markets.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such

168	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds entered into swap contracts that function similar to futures contracts (“synthetic futures”) to gain exposure and to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty; however, they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with futures contracts is minimal since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. The Fund’s maximum risk of loss due to counterparty credit risk for synthetic futures contracts is the unrealized appreciation for synthetic futures contracts.

h) Swaps: The Funds entered into interest rate, total return and credit default swaps primarily to preserve a return or spread on a particular investment or portion of their portfolio. The Funds may also enter into currency and index swaps to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest; for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below certain thresholds from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on April 30, 2012, is $3,138,469 for which the Global High Income Fund has pledged collateral of $5,460,000 in the normal course of business.

i) Securities lending: Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio

170	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

securities to a broker. In exchange, collateral consisting of either cash or U.S. government securities in an amount of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned will be maintained at all times. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Adviser to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

The security lending income net of the loan rebate fee for the Global Equity Fund, International Equity Fund and the International Equity Fund II, amounted to $58, $722,078 and $662,772, respectively, for the period ended April 30, 2012 and is included in securities lending income in the Statement of Operations.

As of April 30, 2012, the value of the securities on loan and the value of the collateral was as follows:

	Fair Value of	Value of
	Securities on Loan	Collateral
Global Equity Fund	$52,376	$56,650
International Equity Fund	130,417,266	138,268,352
International Equity Fund II	124,822,983	132,322,491

j) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds become aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

The Funds are subject to an Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

k) Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. Total Return Bond Fund, Global High Income Fund, and Local Emerging Markets Debt Fund declare and pay dividends monthly. International Equity Fund, International Equity Fund II, Global Equity Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund declare and pay dividends from net investment income, if any, annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Boards of the Funds to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

l) Federal income taxes: The Global Equity Fund and the Trust intend that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

The Adviser has performed an analysis of each Fund’s tax positions for all open tax years as of April 30, 2012 and has concluded that no provisions for income tax are required. The Adviser is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof. The Funds’ income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Maryland revenue authorities.

172	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

3.	Investment Advisory Fee and Other Transactions

Artio Global serves as the Funds’ investment adviser. Artio Global receives advisory fees, based on average net assets, at the following rates:

Global Equity Fund	0.90%
International Equity Fund	0.90% of the first $5 billion
0.88% of the next $2.5 billion
0.85% of any in excess of $7.5 billion
International Equity Fund II	0.90% of the first $5 billion
0.88% of the next $2.5 billion
0.85% of any in excess of $7.5 billion
Total Return Bond Fund	0.35%
Global High Income Fund	0.65% of the first $5 billion
0.63% of the next $2.5 billion
0.60% of the next $2.5 billion
0.59% of any in excess of $10 billion
Local Emerging Markets Debt Fund	0.70%
U.S. Microcap Fund	1.25%
U.S. Smallcap Fund	0.95%
U.S. Midcap Fund	0.80%
U.S. Multicap Fund	0.75%

Prior to April 18, 2012, the Adviser received advisory fees, based on average net assets, at the following rates:

International Equity Fund	0.90% of the first $7.5 billion
0.88% of the next $2.5 billion
0.85% of any in excess of $10 billion
International Equity Fund II	0.90% of the first $7.5 billion
0.88% of the next $2.5 billion
0.85% of any in excess of $10 billion
Global High Income Fund	0.65%

Effective May 1, 2008, the Adviser agreed to waive a portion of its management fee for each of the Funds, except Local Emerging Markets Debt Fund, at the annual rate of 0.005% of the respective Funds’ average daily net assets. This waiver may be terminated at any time by the Funds’ Boards.

The Adviser has contractually agreed to reimburse certain expenses of the Funds through February 28, 2013, so that the net operating expenses of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average daily net assets are limited (the “Expense Limit”) as specified in the table below. Any Fund with a reimbursement plan has agreed to allow the Adviser to recoup expenses reimbursed to each Fund provided that repayment does not cause each of the Fund’s annual operating expenses to exceed the Expense Limit in place at the time of the reimbursement. Any such recoupment must be made within three

Artio Global Funds ï 2012 Semi-Annual Report	173

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

years after the year in which the Adviser incurred the expense. The table below specifies the reimbursement made to each Fund by the Adviser for the period ended April 30, 2012 and the Adviser’s potential recoupment as of April 30, 2012.

			Total
			Expenses		Expenses	Total
			Eligible for	Expenses	Recouped	Expenses
			Recoupment -	Reimbursed-	or Expired -	Eligible for
	Expense Limitations		Beginning	Current	Current	Recoupment -
	Class A	Class I	of Period	Period	Period	April 30, 2012
Global Equity Fund	1.40%	1.15%	$583,057	$74,293	$—	$657,350
Total Return Bond Fund	0.69%	0.44%	43,547	—	(24,821)	18,726
Global High Income Fund	1.00%	0.75%	136,115	59,183	—	195,298
Local Emerging Markets Debt Fund	1.20%	0.93%	161,914	69,051	—	230,965
U.S. Microcap Fund	1.80%	1.50%	243,139	58,048	—	301,187
U.S. Smallcap Fund	1.50%	1.20%	373,038	109,395	(3,707)	478,726
U.S. Midcap Fund	1.35%	1.05%	245,852	58,625	—	304,477
U.S. Multicap Fund	1.30%	1.00%	240,406	60,629	—	301,035

		Expire
	Amount	October 31,
Global Equity Fund	$240,207	2012
	226,359	2013
	116,491	2014
	74,293	2015
Total Return Bond Fund	$—	2012
	4,683	2013
	14,043	2014
	—	2015
Global High Income Fund	$6,441	2012
	—	2013
	129,674	2014
	59,183	2015
Local Emerging Markets Debt Fund	$—	2012
	—	2013
	161,914	2014
	69,051	2015
U.S. Microcap Fund	$95,281	2012
	80,640	2013
	67,218	2014
	58,048	2015

174	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

		Expire
	Amount	October 31,
U.S. Smallcap Fund	$85,775	2012
	28,052	2013
	255,504	2014
	109,395	2015
U.S. Midcap Fund	$87,914	2012
	81,503	2013
	76,435	2014
	58,625	2015
U.S. Multicap Fund	$91,048	2012
	76,998	2013
	72,360	2014
	60,629	2015

The Funds listed below have entered into an agreement with State Street Global Markets, LLC whereby certain brokers will rebate, in cash, a portion of brokerage commissions. Rebated commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the period ended April 30, 2012, brokerage commissions rebated under these agreements were as follows:

Rebated
Commissions
Global Equity Fund	$44
International Equity Fund	23,281
International Equity Fund II	27,373

The Funds entered into expense offset arrangements as part of their custody agreement with State Street. Under this agreement, the custody fees for the Global Equity Fund, International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund, Local Emerging Markets Debt Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund were reduced by $2,734, $406,130, $361,281, $36,941, $212,303, $15,733, $2, $11, $2 and $6, respectively, for the period ended April 30, 2012 due to earnings credits on cash balances maintained by the Funds in foreign sub-custodial accounts. These amounts may vary significantly over time based on the Adviser’s decisions regarding cash positions held in the Funds and current interest rates.

Artio Global Funds ï 2012 Semi-Annual Report	175

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

4.	Distribution and Shareholder Services Plans

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund’s Class A shares may compensate certain financial institutions, including the Distributor, for certain distribution, shareholder servicing, administrative and accounting services. The Funds’ Class A shares may expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of a Fund attributable to Class A shares. The Funds will adjust accruals accordingly for any unused or surplus balances on an annual basis. The Adviser may pay additional marketing and other distribution costs out of its profits.

Quasar Distributors, LLC (“Quasar” or “Distributor”) is the Distributor of the Funds’ shares.

Under its terms, the Funds’ Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Boards’ members and a majority of those Boards’ members who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

The International Equity Fund is closed to new shareholders (at the account level). As a result, all 12b-1 payments made by the International Equity Fund are only to compensate certain financial intermediaries for shareholder servicing and/or asset retention.

5.	Derivative Instruments

a) Financial futures contracts: At April 30, 2012, the Funds did not have any outstanding futures contracts.

b) Written Options: The Funds did not invest in written options during the period ended April 30, 2012.

176	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

c) Swaps: The Global High Income Fund and Local Emerging Markets Debt Fund entered into the following swap transactions as of April 30, 2012:

Global High Income Fund

Credit Default Swaps-Sell Protection (1)

						Upfront		Net
	Fixed-Deal			Original	Current	Premiums		Unrealized
Reference	Received	Maturity		Notional	Notional	Paid/	Fair	Appreciation/
Obligation	Rate	Date	Counterparty	Amount	Amount (2)	(Received)	Value (3)	(Depreciation)
McClatchy Co (The)(T)	5.00%	03/20/2014	Barclays Bank PLC	$5,000,000	$5,000,000	$(162,500)	$(98,162)	$64,338
McClatchy Co (The)(T)	5.00%	03/20/2014	Deutsche Bank	3,240,000	3,240,000	(162,000)	(63,609)	98,391
McClatchy Co (The)(T)	5.00%	03/20/2015	Barclays Bank PLC	5,000,000	5,000,000	(387,500)	(448,707)	(61,207)
McClatchy Co (The)(T)	5.00%	03/20/2015	Deutsche Bank	4,340,000	4,340,000	(497,894)	(389,478)	108,416
McClatchy Co (The)(T)	5.00%	03/20/2015	Deutsche Bank	4,080,000	4,080,000	(469,200)	(366,145)	103,055
McClatchy Co (The)(T)	5.00%	03/20/2015	Credit Suisse International	1,620,000	1,620,000	(174,150)	(145,381)	28,769
Grohe Holding Gmbh(T)	5.00%	09/20/2015	UBS AG	5,935,000	3,330,000	(530,625)	(38,785)	491,840
Bombardier(T)	1.00%	06/20/2016	Deutsche Bank	14,350,000	14,350,000	(732,983)	(1,126,636)	(393,653)
Grohe Holding Gmbh(T)	5.00%	12/20/2016	UBS AG	4,320,000	4,320,000	(689,440)	(231,001)	458,439
Grohe Holding Gmbh(T)	5.00%	12/20/2016	Deutsche Bank	4,320,000	4,320,000	(643,477)	(230,565)	412,912
Dish DBS(T)	5.00%	12/20/2016	UBS AG	29,390,000	14,390,000	566,978	1,453,926	886,948

				$81,595,000		$(3,882,791)	$(1,684,543)	$2,198,248

Local Emerging Markets Debt Fund

Interest Rate Swaps

Notional		Expiration			Fixed	Variable	Fair
Amount	Currency	Date	Counterparty	Receive (Pay)#	Rate	Rate	Value
30,000,000	PLN	04/06/2013	JPMorgan Chase Bank N.A.	(Pay)	5.03%	3-month WIBOR	$8,065

(T)	The Fund entered into this contract for speculative purposes.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

Artio Global Funds ï 2012 Semi-Annual Report	177

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
#	Receive—Fund receives fixed rate and pays variable rate. (Pay)—Fund pays fixed rate and receives variable rate.

d) Quantitative Disclosure of Derivative Holdings: Funds use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Funds’ portfolios. Derivatives relate to securities, interest rates, exchange rates, inflation rates, commodities and indices, and include swaps and exchange traded and over-the-counter contracts. As of and for the period ended April 30, 2012, derivative summary tables for each Fund are as follows:

Global Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$5,387	$—	$—	$—	$—	$5,387

Total Value		$—	$5,387	$—	$—	$—	$—	$5,387

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$3,221	$—	$—	$—	$—	$3,221

Total Value		$—	$3,221	$—	$—	$—	$—	$3,221

Realized Gain (Loss)

Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$451	$—	$—	$451

178	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$—	$—	$—	$(12)	$—	$—	$(12)
Forward Contracts	Forward foreign exchange contracts	—	28,838	—	—	—	—	28,838

Total Realized Gain (Loss)		$—	$28,838	$—	$439	$—	$—	$29,277

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Forward foreign exchange contracts	$—	$59,112	$—	$—	$—	$—	$59,112

Total Change in Appreciation (Depreciation)		$—	$59,112	$—	$—	$—	$—	$59,112

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	602	—	—	602
Forward Contracts (1)	—	2,356,418	—	—	—	—	2,356,418

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$1,178,657	$—	$—	$—	$—	$1,178,657

Total Value		$—	$1,178,657	$—	$—	$—	$—	$1,178,657

Artio Global Funds ï 2012 Semi-Annual Report	179

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$838,239	$—	$—	$—	$—	$838,239

Total Value		$—	$838,239	$—	$—	$—	$—	$838,239

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$93,490	$—	$—	$93,490
Swaps Contracts	Swap contracts	—	—	—	(9,577)	—	—	(9,577)
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	(5,621,237)	—	—	(5,621,237)
Forward Contracts	Forward foreign exchange contracts	—	3,379,038	—	—	—	—	3,379,038

Total Realized Gain (Loss)		$—	$3,379,038	$—	$(5,537,324)	$—	$—	$(2,158,286)

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$—	$—	$—	$(3,023,038)	$—	$—	$(3,023,038)
Forward Contracts	Forward foreign exchange contracts	—	15,355,133	—	—	—	—	15,355,133

Total Change in Appreciation (Depreciation)		$—	$15,355,133	$—	$(3,023,038)	$—	$—	$12,332,095

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	118,895	—	—	118,895
Futures Contracts - Long (2)	—	—	—	7,882,892	—	—	7,882,892

180	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts - Short (2)	—	—	—	(3,808,698)	—	—	(3,808,698)
Forward Contracts (2)	—	593,379,567	—	—	—	—	593,379,567

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

International Equity Fund II

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$1,685,463	$—	$—	$—	$—	$1,685,463

Total Value		$—	$1,685,463	$—	$—	$—	$—	$1,685,463

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$1,967,577	$—	$—	$—	$—	$1,967,577

Total Value		$—	$1,967,577	$—	$—	$—	$—	$1,967,577

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$120,157	$—	$—	$120,157
Swaps Contracts	Swap contracts	—	—	—	(8,601)	—	—	(8,601)
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	(3,026,169)	—	—	(3,026,169)
Forward Contracts	Forward foreign exchange contracts	—	6,321,483	—	—	—	—	6,321,483

Total Realized Gain (Loss)		$—	$6,321,483	$—	$(2,914,613)	$—	$—	$3,406,870

Artio Global Funds ï 2012 Semi-Annual Report	181

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$—	$—	$—	$(1,960,302)	$—	$—	$(1,960,302)
Forward Contracts	Forward foreign exchange contracts	—	13,313,171	—	—	—	—	13,313,171

Total Change in Appreciation (Depreciation)		$—	$13,313,171	$—	$(1,960,302)	$—	$—	$11,352,869

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	88,635	—	—	88,635
Futures Contracts - Long (2)	—	—	—	6,659,963	—	—	6,659,963
Futures Contracts - Short (2)	—	—	—	(3,209,577)	—	—	(3,209,577)
Forward Contracts (2)	—	644,385,329	—	—	—	—	644,385,329

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

Total Return Bond Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$3,025,645	$—	$—	$—	$—	$3,025,645

Total Value		$—	$3,025,645	$—	$—	$—	$—	$3,025,645

182	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$1,549,225	$—	$—	$—	$—	$1,549,225

Total Value		$—	$1,549,225	$—	$—	$—	$—	$1,549,225

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$(385)	$—	$—	$—	$—	$—	$(385)
Forward Contracts	Forward foreign exchange contracts	—	(9,064,304)	—	—	—	—	(9,064,304)

Total Realized Gain (Loss)		$(385)	$(9,064,304)	$—	$—	$—	$—	$(9,064,689)

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Forward foreign exchange contracts	$—	$9,196,632	$—	$—	$—	$—	$9,196,632

Total Change in Appreciation (Depreciation)		$—	$9,196,632	$—	$—	$—	$—	$9,196,632

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts (1)	—	300,202,838	—	—	—	—	300,202,838

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

Artio Global Funds ï 2012 Semi-Annual Report	183

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$1,453,926	$—	$—	$—	$1,453,926
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	2,006,233	—	—	—	—	2,006,233

Total Value		$—	$2,006,233	$1,453,926	$—	$—	$—	$3,460,159

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$3,138,469	$—	$—	$—	$3,138,469
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	—	3,940,999	—	—	—	—	3,940,999

Total Value		$—	$3,940,999	$3,138,469	$—	$—	$—	$7,079,468

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Swap contracts	$—	$—	$208,508	$—	$—	$—	$208,508
Forward Contracts	Forward foreign exchange contracts	—	21,169,863	—	—	—	—	21,169,863

Total Realized Gain (Loss)		$—	$21,169,863	$208,508	$—	$—	$—	$21,378,371

Change in Appreciation (Depreciation)

Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Swap contracts	$—	$—	$(274,893)	$—	$—	$—	$(274,893)

184	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Forward foreign exchange contracts	$—	$(4,747,188)	$—	$—	$—	$—	$(4,747,188)

Total Change in Appreciation (Depreciation)		$—	$(4,747,188)	$(274,893)	$—	$—	$—	$(5,022,081)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts (1)	—	—	122,699,483	—	—	—	122,699,483
Forward Contracts (1)	—	666,136,124	—	—	—	—	666,136,124

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

Local Emerging Markets Debt Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$8,065	$—	$—	$—	$—	$—	$8,065
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	55,090	—	—	—	—	55,090

Total Value		$8,065	$55,090	$—	$—	$—	$—	$63,155

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$48,687	$—	$—	$—	$—	$48,687

Total Value		$—	$48,687	$—	$—	$—	$—	$48,687

Artio Global Funds ï 2012 Semi-Annual Report	185

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Options Purchased	Investments	$—	$(22,800)	$—	$—	$—	$—	$(22,800)
Swaps Contracts	Swap contracts	(7)	—	—	—	—	—	(7)
Futures Contracts	Financial futures contracts and synthetic futures	12,125	—	—	—	—	—	12,125
Forward Contracts	Forward foreign exchange contracts	—	59,221	—	—	—	—	59,221

Total Realized Gain (Loss)		$12,118	$36,421	$—	$—	$—	$—	$48,539

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Swap contracts	$8,065	$—	$—	$—	$—	$—	$8,065
Futures Contracts	Financial futures contracts and synthetic futures	(1,552)	—	—	—	—	—	(1,552)
Forward Contracts	Forward foreign exchange contracts	—	66,066	—	—	—	—	66,066

Total Change in Appreciation (Depreciation)		$6,513	$66,066	$—	$—	$—	$—	$72,579

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Options Purchased (1)	—	3,500,000	—	—	—	—	3,500,000
Swaps Contracts (2)	5,000,000	—	—	—	—	—	5,000,000
Futures Contracts - Long (2)	436,654	—	—	—	—	—	436,654
Forward Contracts (2)	—	7,230,319	—	—	—	—	7,230,319

(1)	Volume of derivative activity is based on an average of contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

186	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

6.	Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, during the period ended April 30, 2012 were as follows:

	Cost of	Proceeds
	Purchases	From Sales
Global Equity Fund	$19,547,413	$45,902,973
International Equity Fund	566,363,564	2,194,700,765
International Equity Fund II	495,689,983	2,258,000,582
Total Return Bond Fund	2,552,590,363	2,317,959,657
Global High Income Fund	1,017,945,780	925,091,028
Local Emerging Markets Debt Fund	2,755,164	4,512,617
U.S. Microcap Fund	7,786,150	8,047,989
U.S. Smallcap Fund	79,466,947	73,818,164
U.S. Midcap Fund	6,243,688	2,939,300
U.S. Multicap Fund	1,599,552	2,248,194

Cost of purchases and proceeds from sales of long-term U.S. Government securities during the period ended April 30, 2012 were $1,647,469,710 and $1,494,231,196, and $0 and $2,116,039, respectively, for the Total Return Bond Fund and Local Emerging Markets Debt Fund.

At April 30, 2012, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$20,848,980	$1,671,660	$(1,373,726)	$297,934
International Equity Fund	3,789,279,240	510,398,329	(734,177,093)	(223,778,764)
International Equity Fund II	2,771,424,835	294,164,198	(253,801,741)	40,362,457
Total Return Bond Fund	2,188,790,972	54,842,827	(8,141,876)	46,700,951
Global High Income Fund	3,161,000,242	109,578,310	(105,910,091)	3,668,219
Local Emerging Markets Debt Fund	22,212,189	212,062	(869,810)	(657,748)
U.S. Microcap Fund	12,992,337	1,833,902	(583,724)	1,250,178
U.S. Smallcap Fund	95,513,839	11,779,482	(3,624,746)	8,154,736
U.S. Midcap Fund	7,640,080	1,132,714	(141,765)	990,949
U.S. Multicap Fund	3,467,860	805,612	(80,590)	725,022

Artio Global Funds ï 2012 Semi-Annual Report	187

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

7.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended April 30, 2012, is set forth below:

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	April 30, 2012	(Cost)	(Proceeds)	Income	April 30, 2012
International Equity Fund
Cemacon SA	13,430,597	$—	$19,062	$—	$152,847
Chelindbank OJSC	53,536,950	—	—	123,277	4,684,483
Chimimport AD	9,969,480	—	677,109	—	8,756,520
Chimimport AD Preferred	6,416,021	—	—	—	8,201,288
Davento PLC GDR	5,006,914	—	—	—	3,805,252
Holcim Russia	656,887	—	—	—	43,479,317
Impact Developer & Contractor	16,912,495	—	—	—	969,959
LEV Insurance	4,078,860	—	—	—	3,045,759
Siderurgica Venezolana Sivensa	2,847,910	—	—	2,319,134	2,038,162
Sparki Eltos Lovetch	1,397,011	—	—	—	701,436
Toza Markovic ad Kikinda	78,160	—	—	—	2,071,766

					$77,906,789

8.	Shares of Beneficial Interest

The Global Equity Fund may issue 50,000,000,000 shares of beneficial interest with a par value of $.001 per share. The Trust may issue an unlimited number of shares of

188	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest of the Funds were as follows:

	Six Months Ended		Year Ended
	April 30, 2012		October 31, 2011

	Shares	Amount	Shares	Amount

Global Equity Fund
Class A
Sold	12,703	$433,712	41,542	$1,558,350
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(45,738)	(1,605,602)	(75,146)	(2,848,550)

Net increase (decrease)	(33,035)	$(1,171,890)	(33,604)	$(1,290,200)

Class I
Sold	24,983	$882,556	253,362	$9,747,908
Issued as reinvestment of dividends	733	23,999	2,079	81,615
Redeemed	(777,929)	(28,266,319)	(889,659)	(33,779,823)

Net increase (decrease)	(752,213)	$(27,359,764)	(634,218)	$(23,950,300)

	Six Months Ended		Year Ended
	April 30, 2012		October 31, 2011

	Shares	Amount	Shares	Amount

International Equity Fund
Class A
Sold	3,093,693	$73,872,010	6,444,212	$182,378,660
Issued as reinvestment of dividends	1,345,172	29,284,391	2,070,928	60,491,810
Redeemed	(32,210,497)	(762,334,778)	(52,527,593)	(1,502,926,212)

Net increase (decrease)	(27,771,632)	$(659,178,377)	(44,012,453)	$(1,260,055,742)

Class I
Sold	7,094,324	$171,463,045	20,811,425	$611,136,339
Issued as reinvestment of dividends	2,427,045	54,098,838	3,334,623	99,772,000
Redeemed	(68,599,449)	(1,651,819,649)	(73,178,035)	(2,092,546,387)

Net increase (decrease)	(59,078,080)	$(1,426,257,766)	(49,031,987)	$(1,381,638,048)

Artio Global Funds ï 2012 Semi-Annual Report	189

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Six Months Ended		Year Ended
	April 30, 2012		October 31, 2011

	Shares	Amount	Shares	Amount

International Equity Fund II
Class A
Sold	12,303,761	$123,724,775	31,517,613	$379,519,427
Issued as reinvestment of dividends	1,683,148	15,787,932	3,085,512	37,982,653
Redeemed	(51,597,100)	(522,392,586)	(86,344,882)	(1,019,183,514)

Net increase (decrease)	(37,610,191)	$(382,879,879)	(51,741,757)	$(601,681,434)

Class I
Sold	19,778,124	$202,986,145	106,720,970	$1,302,863,174
Issued as reinvestment of dividends	3,851,100	36,277,359	7,273,201	90,114,958
Redeemed	(195,101,563)	(1,994,514,678)	(284,029,807)	(3,345,146,745)

Net increase (decrease)	(171,472,339)	$(1,755,251,174)	(170,035,636)	$(1,952,168,613)

	Six Months Ended		Year Ended
	April 30, 2012		October 31, 2011

	Shares	Amount	Shares	Amount

Total Return Bond Fund
Class A
Sold	4,428,556	$61,450,078	5,895,783	$81,405,079
Issued as reinvestment of dividends	760,066	10,426,123	1,327,577	18,064,838
Redeemed	(5,610,942)	(77,805,006)	(10,327,513)	(142,154,906)

Net increase (decrease)	(422,320)	$(5,928,805)	(3,104,153)	$(42,684,989)

Class I
Sold	32,964,130	$452,762,522	53,818,134	$740,726,890
Issued as reinvestment of dividends	4,409,263	59,883,102	4,578,288	61,874,229
Redeemed	(12,615,378)	(173,600,607)	(42,881,443)	(588,446,182)

Net increase (decrease)	24,758,015	$339,045,017	15,514,979	$214,154,937

190	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Six Months Ended		Year Ended
	April 30, 2012		October 31, 2011

	Shares	Amount	Shares	Amount

Global High Income Fund
Class A
Sold	21,687,423	$217,098,146	86,272,574	$916,645,209
Issued as reinvestment of dividends	5,470,366	54,089,867	10,712,906	113,823,044
Redeemed	(43,628,439)	(434,988,188)	(78,555,107)	(830,599,559)

Net increase (decrease)	(16,470,650)	$(163,800,175)	18,430,373	$199,868,694

Class I
Sold	87,118,277	$835,044,086	116,282,323	$1,191,023,033
Issued as reinvestment of dividends	6,146,917	58,112,021	13,506,565	137,936,367
Redeemed	(84,012,895)	(805,023,623)	(92,263,147)	(938,096,095)

Net increase (decrease)	9,252,299	$88,132,484	37,525,741	$390,863,305

	Six Months Ended		Period Ended
	April 30, 2012		October 31, 2011*

	Shares	Amount	Shares	Amount

Local Emerging Markets Debt Fund
Class A
Sold	2,091	$20,250	1,104,663	$11,044,700
Issued as reinvestment of dividends	22,184	213,982	19,454	192,861
Redeemed	—	—	(269)	(2,488)

Net increase (decrease)	24,275	$234,232	1,123,848	$11,235,073

Class I
Sold	17,287	$171,375	1,304,120	$13,061,000
Issued as reinvestment of dividends	29,824	286,766	23,620	234,045
Redeemed	(4,175)	(40,462)	(2,129)	(21,196)

Net increase (decrease)	42,936	$417,679	1,325,611	$13,273,849

*	Commenced operations on May 24, 2011.

Artio Global Funds ï 2012 Semi-Annual Report	191

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Six Months Ended		Year Ended
	April 30, 2012		October 31, 2011

	Shares	Amount	Shares	Amount

U.S. Microcap Fund
Class A
Sold	118,433	$1,310,514	710,357	$8,548,922
Issued as reinvestment of dividends	20,030	190,686	—	—
Redeemed	(110,182)	(1,135,627)	(901,227)	(10,175,893)

Net increase (decrease)	28,281	$365,573	(190,870)	$(1,626,971)

Class I
Sold	161,820	$1,779,277	739,605	$8,864,370
Issued as reinvestment of dividends	37,929	365,640	—	—
Redeemed	(152,264)	(1,606,602)	(513,300)	(6,211,705)

Net increase (decrease)	47,485	$538,315	226,305	$2,652,665

	Six Months Ended		Year Ended
	April 30, 2012		October 31, 2011

	Shares	Amount	Shares	Amount

U.S. Smallcap Fund
Class A
Sold	506,272	$5,430,096	1,552,561	$17,610,557
Issued as reinvestment of dividends	234,159	2,194,073	—	—
Redeemed	(887,181)	(9,217,731)	(1,915,217)	(21,275,362)

Net increase (decrease)	(146,750)	$(1,593,562)	(362,656)	$(3,664,805)

Class I
Sold	1,980,435	$21,384,154	1,802,155	$20,298,160
Issued as reinvestment of dividends	561,537	5,306,524	—	—
Redeemed	(1,005,058)	(10,668,175)	(1,817,041)	(20,797,307)

Net increase (decrease)	1,536,914	$16,022,503	(14,886)	$(499,147)

192	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Six Months Ended		Year Ended
	April 30, 2012		October 31, 2011

	Shares	Amount	Shares	Amount

U.S. Midcap Fund
Class A
Sold	224,528	$2,458,207	165,431	$1,966,289
Issued as reinvestment of dividends	33,176	329,104	—	—
Redeemed	(71,081)	(795,001)	(295,375)	(3,694,162)

Net increase (decrease)	186,623	$1,992,310	(129,944)	$(1,727,873)

Class I
Sold	160,928	$1,791,774	213,119	$2,565,421
Issued as reinvestment of dividends	37,818	378,937	—	—
Redeemed	(18,955)	(213,583)	(287,779)	(3,629,581)

Net increase (decrease)	179,791	$1,957,128	(74,660)	$(1,064,160)

	Six Months Ended		Year Ended
	April 30, 2012		October 31, 2011

	Shares	Amount	Shares	Amount

U.S. Multicap Fund
Class A
Sold	17,200	$173,982	95,250	$1,068,851
Issued as reinvestment of dividends	14,328	119,494	— (1)	10
Redeemed	(16,000)	(146,090)	(342,603)	(4,034,670)

Net increase (decrease)	15,528	$147,386	(247,353)	$(2,965,809)

Class I
Sold	26,094	$247,037	154,223	$1,742,157
Issued as reinvestment of dividends	85,806	723,345	548	5,971
Redeemed	(102,272)	(915,083)	(347,253)	(4,140,011)

Net increase (decrease)	9,628	$55,299	(192,482)	$(2,391,883)

(1)	Amount rounds to less than 1.

Through seed capital contributions by Artio Global Investors, ownership of beneficial shares outstanding at April 30, 2012 was:

Fund	% of Ownership
Local Emerging Markets Debt Fund — Class A shares	99.42%
Local Emerging Markets Debt Fund — Class I shares	83.71%
U.S. Midcap Fund — Class A shares	24.49%
U.S. Midcap Fund — Class I shares	21.91%

Artio Global Funds ï 2012 Semi-Annual Report	193

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

9.	Federal Tax Information

The tax character of distributions paid for the year ended October 31, 2011 was as follows:

	Ordinary	Long Term	Return of
	Income	Capital Gains	Capital
Global Equity Fund	$97,512	$—	$—
International Equity Fund	173,962,493	—	—
International Equity Fund II	170,650,225	—	—
Total Return Bond Fund	75,386,994	30,899,335	—
Global High Income Fund	306,802,883	33,119,783	—
Local Emerging Markets Debt Fund	187,459	239,447	—
U.S. Microcap Fund	—	—	—
U.S. Smallcap Fund	—	—	—
U.S. Midcap Fund	—	—	—
U.S. Multicap Fund	7,754	4,923	—

As of October 31, 2011, the components of distributable earnings on a tax basis was as follows:

			Undistributed
			Long Term
	Undistributed	Unrealized	Capital Gains	Other
	Ordinary	Appreciation/	(Capital Loss	Temporary
	Income	(Depreciation)	Carryforwards)	Differences
Global Equity Fund	$25,084	$(1,948,377)	$(29,643,699)	$—
International Equity Fund	86,040,265	(392,315,637)	(1,958,473,790)	—
International Equity Fund II	68,630,128	(25,221,467)	(2,711,879,937)	(33,887)
Total Return Bond Fund	34,100,324	43,257,545	20,296,714	—
Global High Income Fund	5,409,287	(53,329,943)	51,725,678	(485,561)
Local Emerging Markets Debt Fund	—	(678,609)	10,638	(90,948)
U.S. Microcap Fund	—	(329,209)	840,212	(24,038)
U.S. Smallcap Fund	4,153,676	(11,893)	4,274,347	(24,035)
U.S. Midcap Fund	—	522,228	746,724	(21,755)
U.S. Multicap Fund	—	303,360	848,291	(20,329)

The differences between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, mark-to-market of passive foreign investment companies, futures and forwards. In addition, short-term capital gains are considered ordinary income for income tax purposes.

194	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

At October 31, 2011, the following Funds had net realized loss carryforwards for federal income tax purposes:

	Expires in	Expires in	Expires in
	2016	2017	2018
Global Equity Fund	$19,631,562	$10,012,137	$—
International Equity Fund	314,780,611	1,643,693,179	—
International Equity Fund II	1,379,336,238	1,211,390,775	121,152,924
Total Return Bond Fund	—	—	—
Global High Income Fund	—	—	—
Local Emerging Markets Debt Fund	—	—	—
U.S. Microcap Fund	—	—	—
U.S. Smallcap Fund	—	—	—
U.S. Midcap Fund	—	—	—
U.S. Multicap Fund	—	—	—

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10.	Line of Credit

Artio Global Equity Fund Inc. and Artio Global Investment Funds (the “Borrowers”) entered into a Credit Agreement (the “Agreement”) with State Street Bank and Trust Company (the “Bank”). The Agreement provides for a $250,000,000 (the “Facility Amount”) revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity

Artio Global Funds ï 2012 Semi-Annual Report	195

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

purposes. The Funds may draw up to their stated sublimit (subject to certain other limitations therein):

		Average	Average
	Sublimit	Outstanding Daily	Weighted
	Amount	Balance	Interest Rate
Global Equity Fund	$5,000,000	$199,339	1.40%
International Equity Fund	200,000,000	7,903,096	1.40%
International Equity Fund II	200,000,000	11,785,007	1.40%
Total Return Bond Fund	50,000,000	—	—
U.S. Microcap Fund	1,000,000	11,580	1.40%
U.S. Smallcap Fund	5,000,000	81,774	1.40%
U.S. Midcap Fund	1,000,000	1,152	1.40%
U.S. Multicap Fund	1,000,000	13,362	1.40%

In addition, the Global High Income Fund entered into a separate Credit Agreement (the “Global High Income Fund Credit Agreement”) with the Bank. The Global High Income Fund Credit Agreement provides for a $250,000,000 revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

		Average	Average
	Sublimit	Outstanding Daily	Weighted
	Amount	Balance	Interest Rate
Global High Income Fund	$250,000,000	$284,899	1.40%

Principal on each outstanding loan made under the Agreement and the Global High Income Fund Credit Agreement shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on that day plus 1.25% and (b) the Overnight LIBOR Rate as in effect on that day plus 1.25%. In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.10% per annum on the daily unused portion of the Facility Amount.

11.	Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies how principal market is determined, addresses the fair value measurement of instruments with offsetting market or counterparty credit risks and the concept of valuation premise and highest and best use, extends the prohibition of blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures. ASU 2011-04 is effective for public entities for

196	Artio Global Funds ï 2012 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

interim and annual periods beginning on or after December 15, 2011. Management is currently evaluating the impact of the adoption ASU 2011-04 will have on the Funds’ financial statements.

12.	Subsequent Events

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to April 30, 2012 through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Effective June 29, 2012, the Adviser has contractually agreed to reimburse certain expenses of the Artio U.S. Smallcap Fund and the Artio U.S. Midcap Fund so that the net annual expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average daily net assets are limited as specified in the table below.

Fund	Expense Limitations
U.S. Smallcap Fund — Class A	1.35%
U.S. Smallcap Fund — Class I	1.05%
U.S. Midcap Fund — Class A	1.30%
U.S. Midcap Fund — Class I	1.00%

Subsequent Redemptions

Subsequent to the period end and prior to the released date of the financial statements, one shareholder redeemed their shares of the Artio U.S. Smallcap Fund — Class I shares. This redemption totaled 77.2% of the shares outstanding, as of April 30, 2012.

Artio Global Funds ï 2012 Semi-Annual Report	197

INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on April 18, 2012, the Board of Trustees of the Artio Global Investment Funds and the Board of Directors of the Artio Global Equity Fund Inc. (each a “Board” and collectively the “Boards”) approved the Investment Advisory Agreements (each an “Agreement” and collectively the “Agreements”) with the adviser for each of the International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund, Local Emerging Markets Debt Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund, U.S. Multicap Fund and Global Equity Fund (each a “Fund” and collectively the “Funds”).

In determining whether to approve the Agreements, the Boards, including all of the Trustees and Directors who are not interested persons under the Investment Company Act of 1940, as amended, (the “Independent Board Members”), reviewed and considered, among other items: (1) a guide from independent counsel setting forth each Board’s fiduciary duties and responsibilities and the factors each Board should consider in its evaluation of the renewals of the Agreements; (2) comparative information, comparing each Fund’s advisory fees, expenses and returns to those of its relevant peer group; (3) the Adviser’s complete Form ADV; (4) the Adviser’s Financial Statements for December 31, 2011; and (5) other reports of and presentations by representatives of the Adviser that described: (i) the nature, extent and quality of the Adviser’s services provided to the respective Funds; (ii) the experience and qualifications of the personnel providing those services, (iii) their investment advice and performance; (iv) their assets under management and client descriptions; (v) their soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the advisory fee arrangements with the Funds and other similarly managed clients; (vii) compliance program information; (viii) the Adviser’s financial information and profitability analysis related to providing service to the Funds; (ix) fees and other benefits; (x) methodologies to allocate securities among the Funds; (xi) outstanding lawsuits; (xii) breakpoints; (xiii) the extent to which economies of scale are relevant to the Funds; (xiv) a comparison of the advisory fees charged by the Adviser to institutional clients that are separately managed; and (xv) marketing and distribution.

In determining whether to approve the Agreements, the Boards, including the Independent Board Members, reviewed and considered the materials presented at the April 18, 2012 meeting of the Boards. The Boards considered various steps to decrease expenses and increase performance for certain of the Funds. The Boards discussed the written materials and the Adviser’s presentations and deliberated on the approval of the Agreements in light of this information. In their deliberations, the Boards did not identify any single piece of information that was all important or

198	Artio Global Funds ï 2012 Semi-Annual Report

INVESTMENT ADVISORY AGREEMENTS (Continued) (Unaudited)

controlling, but gave significant weight to the relative investment performance of each Fund along with consideration of the other relevant factors.

The Boards, including the Independent Board Members, reached the following conclusions, among others, regarding the Adviser and the respective approvals: the Adviser has the capabilities, resources and personnel necessary to manage the Funds; the Boards are satisfied with the quality of services provided by the Adviser in advising the Funds; the advisory fees for each Fund are reasonable; the proposed total annual portfolio operating expenses to be paid by the Funds are reasonable; and the benefits derived by the Adviser from managing the Funds, including how each uses soft dollars and the ways in which each conducts portfolio transactions and selects brokers is reasonable.

In light of certain economies of scale and other factors, the Board made adjustments to the breakpoints for the following Funds:

International Equity Fund

•	0.90% of the first $5.0 billion in average daily net asset;

•	0.88% on next $2.5 billion in average daily net assets; and

•	0.85% on daily net assets over $7.5 billion

International Equity Fund II

•	0.90% of the first $5.0 billion in average daily net asset;

•	0.88% on next $2.5 billion in average daily net assets; and

•	0.85% on daily net assets over $7.5 billion

Global High Income Fund

•	0.65% of the first $5.0 billion in average daily net asset;

•	0.63% on next $2.5 billion in average daily net assets;

•	0.60% on next $2.5 billion in average daily net assets; and

•	0.59% on daily net assets over $10 billion

Based upon the Boards’ deliberations and evaluation of the information described above, the Boards, including the Independent Board Members, determined that the renewal terms of each Agreement were fair to, and in the best interests of, each of the respective Funds and its shareholders.

Artio Global Funds ï 2012 Semi-Annual Report	199

ADDITIONAL INFORMATION PAGE (Unaudited)

1.	Proxy Voting Policies

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, (1) on the Fund’s website www.artiofunds.com and (2) on the SEC’s Securities and Exchange Commission website www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available via the methods noted above.

2.	Quarterly Filing Requirements

A Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s web-site at www.sec.gov or on the Funds’ website at www.artiofunds.com.

A Fund’s forms N-Q may be reviewed and copied at the Commissions’s Public Reference Room in Washington, DC. Information regarding the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

200	Artio Global Funds ï 2012 Semi-Annual Report

ARTIO GLOBAL FUNDS
330 Madison Avenue
New York, New York 10017
This report is sent to shareholders of the Artio Global Equity Fund Inc. and the Artio Global Investment Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the funds or of any securities mentioned in the report.
www.artiofunds.com

Item 2. Code of Ethics.
Not applicable to this filing.
Item 3. Audit Committee Financial Expert.
     Not applicable to this filing.
Item 4. Principal Accountant Fees and Services.
Not applicable to this filing.
Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.
Item 6. Schedule of Investments
(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to this registrant.
Item 8. Portfolio Managers of Closed-end Management Investment Companies.
Not applicable to this registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to this registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)	(1) Not applicable.
(2) Separate certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.
(3) Not applicable
(b)	Certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Artio Global Equity Fund Inc.

By:	/s/ Anthony Williams Anthony Williams
President

Date: July 3, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams Anthony Williams
President

Date: July 3, 2012

By:	/s/ Timothy J. Clemens Timothy J. Clemens
Chief Financial Officer

Date: July 3, 2012